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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                               GE U.S. EQUITY FUND

            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.



                                                                       NUMBER OF
                                                                        SHARES         VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 95.6% +

AEROSPACE & DEFENSE - 2.9%
Alliant Techsystems, Inc.                                                 7,905      $   697,774 (a)
CAE, Inc.                                                               165,682        1,386,017
Hexcel Corp.                                                             46,205          599,741 (a)
Honeywell International Inc.                                             53,538        2,098,690
ITT Corp.                                                                37,460        1,863,260
Rockwell Collins, Inc.                                                   24,481        1,355,268
United Technologies Corp.                                                15,770        1,094,596
                                                                                       9,095,346

BEVERAGES - 3.2%
Brown-Forman Corp. (Class B)                                              1,753           93,908
Molson Coors Brewing Co. (Class B)                                       17,467          788,810
PepsiCo, Inc.                                                           147,296        8,955,597
                                                                                       9,838,315

BIOTECHNOLOGY - 4.4%
Amgen Inc.                                                              147,081        8,320,372 (a,h)
Gilead Sciences, Inc.                                                   125,872        5,447,740 (a)
                                                                                      13,768,112

CAPITAL MARKETS - 5.4%
Ameriprise Financial, Inc.                                               36,892        1,432,147
Morgan Stanley                                                           28,987          858,015
State Street Corp.                                                      124,107        5,403,619 (e,h)
The Bank of New York Mellon Corp.                                        64,561        1,805,771
The Charles Schwab Corp.                                                 39,956          751,972
The Goldman Sachs Group, Inc                                             39,039        6,591,345
                                                                                      16,842,869

CHEMICALS - 2.3%
Air Products & Chemicals, Inc.                                            1,647          133,506
Monsanto Co.                                                             41,324        3,378,237
Potash Corp of Saskatchewan Inc.                                         11,199        1,215,092
Praxair, Inc.                                                            23,885        1,918,204
The Mosaic Company                                                       10,261          612,890
                                                                                       7,257,929

COMMERCIAL BANKS - 0.5%
Regions Financial Corp.                                                 119,441          631,843
US Bancorp                                                               29,645          667,309
Wells Fargo & Co.                                                        11,528          311,141
                                                                                       1,610,293

COMMERCIAL SERVICES & SUPPLIES - 0.9%
Corrections Corporation of America                                       56,789        1,394,170 (a)
Iron Mountain Inc.                                                       60,684        1,381,168 (a)
                                                                                       2,775,338

COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.                                                     318,422        7,623,023 (a)
Motorola, Inc.                                                           14,823          115,026
QUALCOMM Inc.                                                           153,210        7,087,495
Research In Motion Ltd.                                                  62,615        4,229,017 (a)
                                                                                      19,054,561

COMPUTERS & PERIPHERALS - 3.8%
Apple Inc.                                                                2,272          479,074 (a)
Hewlett-Packard Co.                                                      91,562        4,716,359
International Business Machines Corp.                                    50,797        6,649,327
                                                                                      11,844,760

CONSUMER FINANCE - 0.3%
Capital One Financial Corp.                                              25,054          960,570

DIVERSIFIED FINANCIAL SERVICES - 4.7%
Bank of America Corp.                                                   325,110        4,896,157
CME Group Inc.                                                           13,238        4,447,306
JPMorgan Chase & Co.                                                    126,421        5,267,963
                                                                                      14,611,426

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
AT&T Inc.                                                                82,348        2,308,214
Verizon Communications Inc.                                              32,939        1,091,269
                                                                                       3,399,483

ELECTRIC UTILITIES - 1.4%
Edison International                                                     46,116        1,603,915
Entergy Corp.                                                             9,881          808,661
FPL Group, Inc.                                                          16,390          865,720
Northeast Utilities                                                      45,081        1,162,639
                                                                                       4,440,935

ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. ADR                                                             79,054        1,509,931 (a)
Emerson Electric Co.                                                     12,875          548,475
                                                                                       2,058,406

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Corning Inc.                                                             95,807        1,850,033

ENERGY EQUIPMENT & SERVICES - 4.0%
Halliburton Co.                                                          50,397        1,516,446
National Oilwell Varco, Inc.                                             18,116          798,734 (a)
Schlumberger Ltd.                                                        95,676        6,227,551
Transocean Ltd.                                                          46,726        3,868,913 (a)
                                                                                      12,411,644

FOOD & STAPLES RETAILING - 0.1%
CVS Caremark Corp.                                                       13,176          424,399


FOOD PRODUCTS - 1.4%
Archer-Daniels-Midland Co.                                               13,176          412,541
Kraft Foods Inc. (Class A)                                               32,279          877,343
McCormick & Company Inc.                                                 59,965        2,166,535
Nestle S.A. ADR                                                          16,470          796,325
                                                                                       4,252,744

HEALTHCARE EQUIPMENT & SUPPLIES - 4.4%
Baxter International Inc.                                                36,457        2,139,297
Becton Dickinson & Co.                                                   17,958        1,416,168
Boston Scientific Corp.                                                  72,466          652,194 (a)
Covidien PLC                                                            107,799        5,162,494
Hologic, Inc.                                                            56,245          815,553 (a)
Medtronic, Inc.                                                          36,277        1,595,462
ResMed, Inc.                                                             35,340        1,847,222 (a)
                                                                                      13,628,390

HEALTHCARE PROVIDERS & SERVICES - 2.7%
Aetna Inc.                                                               23,856          756,235
Cardinal Health, Inc.                                                    46,775        1,508,026
Express Scripts, Inc.                                                    39,457        3,411,058 (a)
McKesson Corp.                                                            7,905          494,063
UnitedHealth Group, Inc.                                                 73,186        2,230,709
                                                                                       8,400,091

HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                           43,728        1,385,740 (a)

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                        5,151          159,887

HOUSEHOLD PRODUCTS - 2.3%
Clorox Co.                                                                7,576          462,136
Kimberly-Clark Corp.                                                     14,494          923,413
The Procter & Gamble Co.                                                 93,645        5,677,696
                                                                                       7,063,245

INDUSTRIAL CONGLOMERATES - 0.5%
Siemens AG ADR                                                            4,883          447,771
Textron, Inc.                                                            57,354        1,078,829
                                                                                       1,526,600

INSURANCE - 3.2%
ACE Ltd.                                                                 42,630        2,148,552
AFLAC Inc.                                                               34,356        1,588,965
AON Corp.                                                                21,740          833,512
MetLife, Inc.                                                            42,821        1,513,722
PartnerRe Ltd.                                                           11,911          889,275
Principal Financial Group, Inc.                                          36,233          871,041
Prudential Financial, Inc.                                               40,951        2,037,722
                                                                                       9,882,789

INTERNET SOFTWARE & SERVICES - 1.3%
AOL Inc.                                                                  9,732          226,561 (a)
Baidu, Inc ADR                                                            1,828          751,728 (a)
Google Inc. (Class A)                                                     4,707        2,918,246 (a)
                                                                                       3,896,535


IT SERVICES - 3.6%
Accenture PLC                                                             4,632          192,228
Cognizant Technology Solutions Corp. (Class A)                           30,435        1,378,706 (a)
Paychex, Inc.                                                            27,966          856,878
The Western Union Co.                                                   281,286        5,302,241
Visa, Inc. (Class A)                                                     39,379        3,444,087
                                                                                      11,174,140

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Technologies Corp.                                                  19,294        1,007,726 (a)
Thermo Fisher Scientific, Inc.                                           37,178        1,773,019 (a)
                                                                                       2,780,745

MACHINERY - 1.0%
Deere & Co.                                                              27,010        1,460,971
Eaton Corp.                                                              18,117        1,152,604
Navistar International Corp.                                             12,380          478,487 (a)
                                                                                       3,092,062

MEDIA - 3.9%
Comcast Corp. (Class A)                                                  14,822          237,300
DIRECTV  (Class A)                                                       53,452        1,782,624 (a)
Liberty Global, Inc. (Series C)                                          49,016        1,071,000 (a)
Omnicom Group Inc.                                                      123,594        4,838,705
The Walt Disney Co.                                                      36,233        1,168,514
Time Warner Inc.                                                        107,053        3,119,524
                                                                                      12,217,667

METALS & MINING - 1.6%
Allegheny Technologies Inc.                                              50,984        2,282,554
Barrick Gold Corp.                                                       19,764          778,306
Freeport-McMoRan Copper & Gold Inc.                                      22,294        1,789,985 (a)
                                                                                       4,850,845

MULTILINE RETAIL - 1.2%
Kohl's Corp.                                                             11,414          615,557 (a)
Target Corp.                                                             63,144        3,054,275
                                                                                       3,669,832

MULTI-UTILITIES - 0.5%
Dominion Resources, Inc.                                                 41,174        1,602,492

OIL, GAS & CONSUMABLE FUELS - 7.6%
Apache Corp.                                                             20,706        2,136,238
Chesapeake Energy Corp.                                                   9,223          238,691
Chevron Corp.                                                            49,000        3,772,510
Devon Energy Corp.                                                       37,797        2,778,080
Exxon Mobil Corp.                                                        81,376        5,549,029 (h)
Marathon Oil Corp.                                                      116,827        3,647,339
Occidental Petroleum Corp.                                               27,869        2,267,143
Southwestern Energy Co.                                                  32,836        1,582,695 (a)
Suncor Energy Inc.                                                       45,066        1,591,280
                                                                                      23,563,005

PAPER & FOREST PRODUCTS - 0.3%
Weyerhaeuser Co.                                                         19,764          852,619


PERSONAL PRODUCTS - 0.1%
Avon Products, Inc.                                                       6,588          207,522

PHARMACEUTICALS - 2.8%
Abbott Laboratories                                                       9,882          533,529
Bristol-Myers Squibb Co.                                                142,269        3,592,292
Johnson & Johnson                                                        37,882        2,439,980
Merck & Company Inc.                                                      7,247          264,805
Pfizer Inc.                                                             110,346        2,007,200
                                                                                       8,837,806

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                   74,186        1,006,704 (a)

ROAD & RAIL - 0.7%
Union Pacific Corp.                                                      36,187        2,312,349

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Intel Corp.                                                             217,611        4,439,264
Kla-Tencor Corp.                                                          4,282          154,837
Microchip Technology Inc.                                                18,117          526,480
Nvidia Corp.                                                             13,176          246,128 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                      72,467          829,023
Texas Instruments Inc.                                                   25,692          669,534
                                                                                       6,865,266

SOFTWARE - 4.2%
Intuit, Inc.                                                             47,263        1,451,447 (a)
Microsoft Corp.                                                         345,492       10,534,051
Oracle Corp.                                                             46,115        1,131,662
                                                                                      13,117,160

SPECIALTY RETAIL - 2.9%
Bed Bath & Beyond, Inc.                                                  89,302        3,449,736 (a)
Lowe's Companies, Inc.                                                  217,251        5,081,501
Staples, Inc.                                                            24,052          591,439
                                                                                       9,122,676

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                      2,635          174,094

TOBACCO - 0.9%
Altria Group, Inc.                                                       16,470          323,306
Philip Morris International Inc.                                         52,809        2,544,866
                                                                                       2,868,172

WIRELESS TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. (Class A)                                           46,662        2,016,265 (a)
NII Holdings, Inc.                                                      133,610        4,486,624 (a)
                                                                                       6,502,889

TOTAL COMMON STOCK                                                                   297,258,485
  (COST $273,037,900)

PREFERRED STOCK 0.4%


DIVERSIFIED FINANCIAL SERVICES

Bank of America Corp.                                                    78,845        1,176,367 (a)
  (COST $1,182,675)

EXCHANGE TRADED FUNDS - 1.8%
Financial Select Sector SPDR Fund                                        69,831        1,004,868 (o)
Industrial Select Sector SPDR Fund                                      161,298        4,482,471 (o)

TOTAL EXCHANGE TRADED FUNDS                                                            5,487,339
  (COST $6,739,293)

OTHER INVESTMENTS - 0.0%*
GEI Investment Fund                                                                       72,631 (k)
  (COST $95,567)

TOTAL INVESTMENTS IN SECURITIES                                                      303,994,822
  (COST $281,055,435)

SHORT-TERM INVESTMENTS - 2.1%

SHORT-TERM INVESTMENTS - 1.9%

GE Money Market Fund Institutional Class
   0.01%                                                                               5,930,122 (d,p)

                                                                      PRINCIPAL
                                                                        AMOUNT
------------------------------------------------------------------------------------------------

TIME DEPOSIT - 0.2%
State Street Corp.
   0.01%                                         01/04/10              $ 485,000         485,000 (e)

TOTAL SHORT-TERM INVESTMENTS                                                           6,415,122
  (COST $6,415,122)

TOTAL INVESTMENTS                                                                    310,409,944
  (COST $287,470,557)

OTHER ASSETS AND LIABILITIES,  NET - 0.1%                                                189,260

                                                                                   -------------
NET ASSETS - 100.0%                                                                $ 310,599,204
                                                                                   =============

OTHER INFORMATION

The GE U.S. Equity Fund had the following long futures contracts open at December 31, 2009 (unaudited):


                                                                                            UNREALIZED
                                                 EXPIRATION   NUMBER OF       CURRENT      (DEPRICIATION)/
                  DESCRIPTION                        DATE     CONTRACTS   NOTIONAL VALUE    APPRECIATION)
----------------------------------------------------------------------------------------------------------

S&P 500 EMini Index Futures                       3/19/2010      16         $ 888,560        $ (5,763)

                               GE TAX EXEMPT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------

Municipal Bonds and Notes - 94.8% +

Arkansas - 0.9%
Arkansas Housing Development Agency
   8.38%                                                   07/01/11           $ 315,000  $   351,531 (l)

CALIFORNIA - 7.0%
California State Public Works Board
   5.00%                                                   10/01/21           1,000,000      970,550
City of San Diego CA
   8.88%                                                   02/01/11              40,000       41,853 (l)
Los Angeles Harbor Department
   5.00%                                                   08/01/26           1,160,000    1,224,044
Sacramento Municipal Utility District
   6.80%                                                   10/01/19              43,000       52,204 (l)
   9.00%                                                   04/01/13             435,000      494,203 (l)
                                                                                           2,782,854

COLORADO - 0.5%
City of Colorado Springs Co.
   8.50%                                                   11/15/11              45,000       50,041 (l)
Denver City & County Co.
   7.00%                                                   08/01/10             130,000      134,830 (l)
                                                                                             184,871

CONNECTICUT - 6.2%
City of New Haven (AMBAC Insured)
   5.38%                                                   12/01/12           1,000,000    1,095,000 (n)
Connecticut State Health & Educational Facility Authority
   7.00%                                                   07/01/12             200,000      210,990 (l)
Town of Fairfield CT
   5.00%                                                   01/01/21           1,000,000    1,175,760
                                                                                           2,481,750

FLORIDA - 5.2%
City of Gainesville
   8.13%                                                   10/01/14             110,000      124,023 (l)
City of Tampa
   5.00%                                                   10/01/26             615,000      627,552
Jacksonville Health Facilities Authority
   11.50%                                                  10/01/12             200,000      256,786 (l)
North Broward Hospital District
   5.25%                                                   01/15/12             740,000      784,282 (m)
State of Florida
   10.00%                                                  07/01/14             235,000      281,720 (l)
                                                                                           2,074,363

GEORGIA - 5.8%
Columbus Medical Center Hospital Authority
   7.75%                                                   07/01/10              50,000       51,831 (l)
Metropolitan Atlanta Rapid Transit Authority
   7.00%                                                   07/01/11             390,000      413,213 (l)
Municipal Electric Authority of Georgia
   5.25%                                                   01/01/19           1,000,000    1,108,700
Private Colleges & Universities Authority
   6.00%                                                   06/01/11             225,000      224,892
State of Georgia
   4.50%                                                   01/01/29             500,000      529,165
                                                                                           2,327,801

HAWAII - 1.5%
State of Hawaii (FSA Insured)
   5.75%                                                   02/01/14             500,000      584,440 (n)

IDAHO - 2.8%
Idaho Housing & Finance Assoc.
   5.00%                                                   07/15/17           1,000,000    1,125,930

ILLINOIS - 1.3%
Chicago Metropolitan Water Reclamation District-Greater
Chicago 5.00%                                              12/01/10             500,000      520,845

INDIANA - 3.7%
Indiana Municipal Power Agency/IN
   5.50%                                                   01/01/27             500,000      549,410
Indiana Toll Road Commission
   9.00%                                                   01/01/15             580,000      710,291 (l)
Purdue University
   5.25%                                                   07/01/11             200,000      213,430
                                                                                           1,473,131

IOWA - 0.9%
Muscatine IA
   9.70%                                                   01/01/13             310,000      351,112 (l)

KENTUCKY - 1.4%
Kentucky State Property & Buildings Commission
   5.25%                                                   02/01/27             500,000      542,385

MAINE - 1.4%
University of Maine (FSA Insured)
   5.38%                                                   03/01/12             500,000      547,705 (n)

MARYLAND - 1.4%
County of Prince Georges MD (FSA Insured)
   5.50%                                                   05/15/12             500,000      555,035 (n)

MASSACHUSETTS - 1.9%
Commonwealth of Massachusetts (FSA Insured)
   5.25%                                                   12/15/12             500,000      556,200 (n)
Massachusetts Port Authority
   13.00%                                                  07/01/13             150,000      184,377 (l)
                                                                                             740,577


MICHIGAN - 1.3%
Detroit MI (FSA Insured)
   5.25%                                                   07/01/22             500,000      537,500 (n)

MINNESOTA - 0.3%
Western Minnesota Municipal Power Agency
   6.63%                                                   01/01/16             100,000      116,356 (l)

MISSISSIPPI - 1.5%
State of Mississippi
   5.50%                                                   09/01/14             500,000      584,150

MISSOURI - 1.3%
Missouri Joint Municipal Electric Utility Commission
   5.75%                                                   01/01/29             500,000      532,475

NEW JERSEY - 8.3%
Atlantic County Improvement Authority
   7.40%                                                   07/01/16             175,000      210,443 (l)
Atlantic County Improvement Authority (AMBAC Insured)
   7.40%                                                   03/01/12             180,000      192,749 (l,n)
New Jersey Economic Development Authority
   4.50%                                                   09/01/26             500,000      495,925
New Jersey St. Transit Corp. (AMBAC Insured)
   5.50%                                                   09/15/11             500,000      530,760 (n)
New Jersey State Turnpike Authority (AMBAC Insured)
   6.50%                                                   01/01/16             210,000      248,096 (l,n)
   6.50%                                                   01/01/16              40,000       45,262 (n)
New Jersey Transportation Trust Fund Authority
  (FSA Insured)
   5.75%                                                   12/15/12             500,000      556,790 (n)
State of New Jersey
   5.00%                                                   06/15/23           1,000,000    1,030,520
                                                                                           3,310,545

NEW MEXICO - 0.7%
New Mexico Finance Authority
   5.00%                                                   12/15/26             250,000      269,255

NEW YORK - 7.0%
Brooklyn Arena Local Development Corp.
   6.00%                                                   07/15/30             500,000      505,770
New York State Dormitory Authority
   6.50%                                                   12/01/21             500,000      498,325
   7.38%                                                   07/01/16             490,000      584,790 (l)
   7.50%                                                   05/15/11              50,000       53,938
   7.50%                                                   05/15/11              30,000       30,766 (m)
New York State Urban Development Corp.
   5.50%                                                   01/01/19           1,000,000    1,131,640
                                                                                           2,805,229

NORTH CAROLINA - 5.7%
City of Charlotte NC
   5.00%                                                   7/1/15 - 06/01/23  1,500,000    1,687,350
North Carolina Municipal Power Agency No 1 Catawba
   10.50%                                                  01/01/10              90,000       90,000 (l)
State of North Carolina
   4.63%                                                   05/01/29             500,000      514,665
                                                                                           2,292,015


OHIO - 3.2%
City of Cleveland
   5.00%                                                   01/01/27           1,000,000    1,017,370
Kent State University Revenues
   5.00%                                                   05/01/30             250,000      258,452
                                                                                           1,275,822

PENNSYLVANIA - 7.2%
Allegheny County Hospital Development Authority
   5.00%                                                   11/15/28             500,000      371,610
   7.38%                                                   07/01/12             205,000      224,502 (l)
City of Philadelphia
   6.25%                                                   08/01/12             250,000      277,942
   7.00%                                                   05/15/20             340,000      409,238 (l)
Delaware River Port Authority Pa & N J
   6.50%                                                   01/15/11              60,000       62,174 (l)
Pennsylvania Higher Educational Facilties Authority
   5.50%                                                   08/15/18             500,000      564,630
Philadelphia Authority for Industrial Development
   5.25%                                                   09/01/36             500,000      400,505
Pittsburgh Urban Redevelopment Authority (FGIC Insured)
   7.25%                                                   09/01/14             485,000      557,726 (l,n)
                                                                                           2,868,327

RHODE ISLAND - 1.3%
Rhode Island Health & Educational Building Corp.
   6.25%                                                   09/15/34             500,000      534,850

SOUTH CAROLINA - 2.7%
Charleston Educational Excellence Finance Corp.
   5.25%                                                   12/01/27             500,000      520,545
Grand Strand Water & Sewer Authority (FSA Insured)
   5.38%                                                   06/01/13             500,000      551,045 (n)
                                                                                           1,071,590

TEXAS - 3.3%
North Texas Tollway Authority
   5.63%                                                   01/01/33             500,000      513,080
State of Texas
   5.00%                                                   04/01/28             750,000      794,812
                                                                                           1,307,892

VIRGINIA - 3.3%
Chesterfield County Economic Development Authority
   5.00%                                                   05/01/23             250,000      272,323
Virginia Public School Authority
   4.50%                                                   08/01/28           1,000,000    1,041,850
                                                                                           1,314,173

WISCONSIN - 5.8%
State of Wisconsin
   6.60%                                                   07/01/11             525,000      568,423 (l)
State of Wisconsin (FGIC Insured)
   5.25%                                                   07/01/16           1,500,000    1,746,705 (m,n)
                                                                                           2,315,128

TOTAL BONDS AND NOTES                                                                     37,779,637
  (COST $36,073,610)


OTHER INVESTMENTS - 0.0%*

GEI Investment Fund
  (COST $4,164)                                                                                3,164 (k)

TOTAL INVESTMENT IN SECURITIES                                                            37,782,801
  (COST $36,077,775)

SHORT-TERM INVESTMENTS - 4.8%

SHORT-TERM INVESTMENTS - 4.4%

GE Money Market Fund Institutional Class
   0.01%                                                                                   1,758,288 (d,p)

                                                                              PRINCIPAL
                                                                               AMOUNT
---------------------------------------------------------------------------------------------------

TIME DEPOSIT - 0.4%

State Street Corp.
   0.01%                                                   01/04/10           $ 150,000      150,000 (e)

TOTAL SHORT-TERM INVESTMENTS                                                               1,908,288
  (COST $1,908,288)

TOTAL INVESTMENTS                                                                         39,691,089
  (COST $37,986,063)

OTHER ASSETS AND LIABILITIES,  NET - 0.4%                                                    145,278
                                                                                         -----------
NET ASSETS - 100.0%                                                                      $39,836,367
                                                                                         ===========


                          GE SHORT-TERM GOVERNMENT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                         PRINCIPAL
                                                                           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------

BONDS AND NOTES - 91.2% +

U.S. TREASURIES - 64.9%
U.S. Treasury Notes
  1.00%                                            10/31/11             $ 4,673,800    $ 4,669,594 (d)
  1.25%                                            11/30/10              29,499,900     29,707,314
  1.38%                                            02/15/12 - 10/15/12   24,898,200     24,817,198
  2.13%                                            11/30/14              10,790,900     10,535,479
  4.75%                                            02/15/10               4,710,000      4,734,652
                                                                                        74,464,237

FEDERAL AGENCIES - 8.6%
Federal Home Loan Mortgage Corp.
  5.13%                                            04/18/11               9,400,000      9,921,108 (h)

AGENCY MORTGAGE BACKED - 4.4%
Federal Home Loan Mortgage Corp.
  7.00%                                            11/01/31 - 04/01/36      199,211        218,311 (h)
  7.50%                                            01/01/16 - 08/01/30      125,843        140,112 (h)
  8.50%                                            05/01/20 - 11/01/20       90,252         98,017 (h)
Federal National Mortgage Assoc.
  2.41%                                            05/01/33                 221,598        225,159 (h,i)
  2.82%                                            12/01/32                  62,546         65,111 (h,i)
  3.10%                                            06/01/33                  21,747         22,427 (h,i)
  3.27%                                            07/01/33                 157,902        161,048 (h,i)
  3.29%                                            06/01/33                 164,678        169,012 (h,i)
  3.52%                                            07/01/33                  22,392         23,100 (h,i)
  3.56%                                            06/01/33                  36,943         38,131 (h,i)
  3.79%                                            06/01/33                  52,670         54,469 (h,i)
  7.00%                                            03/01/17 - 04/01/36      985,902      1,084,721 (h)
  7.50%                                            04/01/16 - 05/01/34      807,291        910,114 (h)
  8.00%                                            03/01/22 - 11/01/33      164,546        186,494 (h)
  8.50%                                            02/01/18 - 07/01/31      399,823        454,312 (h)
  9.00%                                            03/01/11 - 03/01/31      402,033        461,621 (h)
  9.50%                                            09/01/21                  56,837         65,312 (h)
  9.75%                                            02/01/21                  84,443         91,690 (h)
Government National Mortgage Assoc.
  7.00%                                            12/15/18 - 05/15/32      213,642        236,449 (h)
  7.50%                                            12/15/12 - 01/15/25      225,088        249,665 (h)
  8.00%                                            07/15/17                  84,524         94,077 (h)
                                                                                         5,049,352

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Federal Home Loan Mortgage Corp.
  6.50%                                            02/15/14                 294,684         27,013 (g,h,r)
  8.00%                                            01/15/34                 185,140        190,255 (h)


Federal Home Loan Mortgage Corp. REMIC
  1.18%                                            12/15/31                 391,240        393,081 (i)
Federal National Mortgage Assoc.
  0.10%                                            05/25/18              11,552,494         23,452 (g,h,i,r)
  1.41%                                            07/25/44               2,896,427        161,805 (g,h,r)
  5.50%                                            06/25/25                  55,701         56,224 (h)
  5.97%                                            07/25/38               1,691,474        152,373 (g,i,r)
Federal National Mortgage Assoc. REMIC
  6.97%                                            08/25/37               3,346,452        464,320 (g,i,r)
Government National Mortgage Assoc.
  7.32%                                            03/20/39               3,022,555        434,965 (g,i,r)
                                                                                         1,903,488

ASSET BACKED - 8.0%

BA Credit Card Trust
  0.25%                                            06/17/13               2,500,000      2,477,984 (i)
Bank of America Auto Trust
  2.67%                                            12/15/16               1,000,000        992,663 (b)
Ford Credit Auto Owner Trust
  4.50%                                            07/15/14                 100,000        105,029
Ford Credit Floorplan Master Owner Trust
  1.78%                                            09/15/14               1,400,000      1,402,417 (i)
GSAMP Trust
  0.34%                                            05/25/36                 221,502        181,631 (b,i)
  0.38%                                            12/25/35                  38,589         37,745 (i)
Hertz Vehicle Financing LLC
  5.29%                                            03/25/16               2,575,000      2,569,186 (b)
Honda Auto Receivables Owner Trust
  3.30%                                            09/15/15                 400,000        409,308
Residential Asset Securities Corp. (Class A)
  0.87%                                            11/25/33                  78,456         25,541 (i)
Volkswagen Auto Lease Trust
  4.59%                                            03/17/14               1,000,000      1,040,035
                                                                                         9,241,539

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  -  3.6%
Bear Stearns Commercial Mortgage Securities
  5.48%                                            10/12/41                 712,500        720,937
Bear Stearns Commercial Mortgage Securities
  (Class A) 6.46%                                  10/15/36                 500,000        524,933
Bear Stearns Commercial Mortgage Securities
  (Class A)5.46%                                   04/12/38                 144,000        146,130 (i)
Citigroup Commercial Mortgage Trust
  5.21%                                            12/11/49                 800,000        817,349
Greenwich Capital Commercial Funding Corp.
  5.60%                                            12/10/49                 735,000        727,952
GS Mortgage Securities Corp. II  (Class A)
  5.48%                                            11/10/39               1,000,000      1,009,850
Morgan Stanley Capital I
  5.28%                                            12/15/43                 150,000        151,885
Residential Accredit Loans Inc.
  0.53%                                            03/25/34                  42,121         31,687 (i)
                                                                                         4,130,723

TOTAL BONDS AND NOTES                                                                  104,710,447
  (COST $104,965,485)


OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                         81,678 (k)
  (COST $107,471)

TOTAL INVESTMENT IN SECURITIES                                                         104,792,125
  (COST $105,072,956)

SHORT-TERM INVESTMENTS - 8.5%

SHORT-TERM INVESTMENTS - 1.5%

GE Money Market Fund Institutional Class
  0.01%                                                                                  1,806,030 (d,p)


                                                                       PRINCIPAL
                                                                        AMOUNT
-------------------------------------------------------------------------------------------------
U.S. TREASURIES - 7.0%
U.S.Treasury Bill
  0.01%                                            01/21/10             $ 8,000,000      8,000,000 (d)

TOTAL SHORT-TERM INVESTMENTS                                                             9,806,030
  (COST $9,806,030)

TOTAL INVESTMENTS                                                                      114,598,155
  (COST $114,878,986)

OTHER ASSETS AND LIABILITIES,  NET - 0.2%                                                  207,408

                                                                                     -------------
NET ASSETS - 100.0%                                                                  $ 114,805,563
                                                                                     =============

                              GE FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                  Principal
                                                                    Amount       Value
------------------------------------------------------------------------------------------

BONDS AND NOTES - 97.0% +

U.S. TREASURIES - 23.7%
U.S. Treasury Bonds
   4.50%                                    08/15/39             $ 3,143,000   $ 3,071,792
U.S. Treasury Notes
   0.02%                                    11/30/11               5,344,000     5,309,141 (d)
   0.05%                                    01/31/11                 636,800       638,790 (d)
   1.00%                                    10/31/11               3,713,000     3,709,658 (d)
   1.25%                                    11/30/10                 157,500       158,607
   1.75%                                    08/15/12                 920,300       926,267
   2.13%                                    11/30/14               6,400,900     6,249,391
   3.38%                                    11/15/19               3,574,600     3,438,336 (h)
   4.50%                                    11/15/10                  27,000        27,940
                                                                                23,529,922

AGENCY MORTGAGE BACKED - 23.3%
Federal Home Loan Mortgage Corp.
   4.50%                                    06/01/33 - 02/01/35       59,043        59,158 (h)
   5.00%                                    07/01/35                 257,450       264,737 (h)
   5.50%                                    05/01/20 - 04/01/39    2,510,994     2,647,487 (h)
   6.00%                                    04/01/17 - 11/01/37    1,526,191     1,625,761 (h)
   6.50%                                    07/01/29 - 08/01/29        7,971         8,629 (h)
   7.00%                                    10/01/16 - 08/01/36      138,807       152,462 (h)
   7.50%                                    01/01/30 - 09/01/33       30,227        33,959 (h)
   8.00%                                    11/01/30                  16,674        19,144 (h)
   8.50%                                    04/01/30 - 05/01/30       35,254        40,810 (h)
   9.00%                                    12/01/16                   7,416         8,227 (h)
   9.50%                                    04/01/21                     635           710 (h)
Federal National Mortgage Assoc.
   4.00%                                    05/01/19 - 06/01/19      230,146       235,205 (h)
   4.50%                                    05/01/18 - 04/01/34      649,655       671,157 (h)
   5.00%                                    07/01/20 - 05/01/39    1,053,816     1,086,137 (h)
   5.47%                                    04/01/37                   9,790        10,250 (i)
   5.50%                                    03/01/14 - 12/01/38    6,898,709     7,256,734 (h)
   5.81%                                    03/01/37                  10,152        10,652 (i)
   6.00%                                    09/01/14 - 11/01/39    3,841,220     4,093,485 (h)
   6.50%                                    08/01/17 - 08/01/36      432,212       466,274 (h)
   7.00%                                    08/01/13 - 02/01/34       90,079        98,466 (h)
   7.50%                                    08/01/13 - 03/01/34      173,036       194,754 (h)
   8.00%                                    12/01/12 - 11/01/33       76,966        87,916 (h)
   8.50%                                    05/01/31                   5,507         6,352 (h)
   9.00%                                    04/01/16 - 12/01/22       17,327        19,075 (h)
   6.00%                                    TBA                    2,469,000     2,633,729 (c)

Government National Mortgage Assoc.
   4.50%                                    08/15/33 - 09/15/34      332,675       335,241 (h)
   6.00%                                    04/15/27 - 09/15/36      240,504       256,309 (h)
   6.50%                                    04/15/19 - 08/15/36      450,776       483,506 (h)
   7.00%                                    03/15/12 - 10/15/36      149,931       163,231 (h)
   7.50%                                    01/15/23 - 10/15/33       77,027        86,700 (h)
   8.00%                                    12/15/29 - 02/15/30        1,476         1,698 (h)
   9.00%                                    11/15/16 - 12/15/21       57,036        63,520 (h)
                                                                                23,121,475

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  - 3.2%
Collateralized Mortgage Obligation Trust
(Class B)
   9.24%                                    11/01/18                   3,076         2,302 (d,f,h,q)
Federal Home Loan Mortgage Corp.
   0.00%                                    11/15/37                 261,562       212,494 (g,r)
   0.17%                                    09/25/43               1,277,150        14,060 (g,h,i,r)
   0.62%                                    09/15/34                 122,308        92,623 (d,f)
   4.50%                                    10/15/16 - 03/15/19      304,191        24,395 (g,h,r)
   5.00%                                    05/15/17 - 12/01/34      760,383        92,590 (g,h,r)
   5.00%                                    05/15/38                 118,057       116,263
   5.50%                                    04/15/17 - 06/15/33      315,065        52,560 (g,h,r)
   7.50%                                    01/15/16                  10,797        11,007 (h)
   7.50%                                    07/15/27                   2,877           550 (g,h,r)
   8.00%                                    04/15/20                   1,092         1,177 (h)
   8.00%                                    02/01/23 - 07/01/24        7,481         1,676 (g,h,r)
Federal Home Loan Mortgage Corp. REMIC
   6.01%                                    12/15/39                 531,688        55,661 (g,i,r)
   6.36%                                    05/15/36                 818,625       111,715 (g,i,r)
   6.97%                                    02/15/36                 668,971        97,590 (g,i,r)
   7.47%                                    04/15/36                 770,394       110,744 (g,i,r)
Federal Home Loan Mortgage STRIPS
   9.46%                                    08/01/27                   1,833         1,470 (d,f,h)
Federal National Mortgage Assoc.
   1.20%                                    12/25/42                 286,421        13,683 (g,h,i,r)
   4.50%                                    05/25/18                  57,937         1,571 (g,h,r)
   4.75%                                    11/25/14                   3,572             2 (g,h,r)
   5.00%                                    08/25/17 - 02/25/32      336,116        39,460 (g,h,r)
   5.00%                                    10/25/35 - 08/25/38      321,054       315,143
   5.50%                                    01/25/33                 154,174       158,927
   6.12%                                    03/25/38                 904,365       106,082 (g,i,r)
   6.77%                                    10/25/29                 285,877        27,937 (g,h,i,r)
   7.37%                                    09/25/42                 681,167       128,502 (g,h,i,r)
   7.47%                                    08/25/16                  91,676         5,306 (g,h,i,r)
   16.10%                                   03/25/31                 234,241       264,995 (h,i)
Federal National Mortgage Assoc. (Class 1)
   1.35%                                    11/01/34                 303,404       251,369 (d,f,h)
   4.50%                                    09/01/35 - 01/01/36      821,052       168,777 (g,r)
   5.00%                                    05/25/38                 248,581        45,281 (g,r)
Federal National Mortgage Assoc. (Class 2)
   4.50%                                    08/01/35                 249,682        58,936 (g,r)
   5.00%                                    03/25/38                 231,608        45,625 (g,r)
   5.50%                                    12/01/33                  66,738        14,699 (g,r)
   7.50%                                    11/01/23                  34,597         5,567 (g,h,r)
   8.00%                                    03/01/17 - 07/01/24       23,660         5,306 (g,h,r)
   9.00%                                    05/25/22                   2,601           643 (g,h,r)
Federal National Mortgage Assoc. (Class B)
   6.69%                                    12/25/22                   2,594         2,406 (d,f,h)

Federal National Mortgage Assoc. (Class H)
   5.00%                                    10/25/22                  95,041        10,207 (g,h,r)
Federal National Mortgage Assoc. (Class K)
   1008.00%                                 05/25/22                      13           312 (g,h,r)
Federal National Mortgage Assoc. REMIC
   6.01%                                    01/25/40               1,985,324       222,915 (g,i,r)
   6.31%                                    07/25/36                 808,217        99,408 (g,i,r)
   6.42%                                    06/25/36                 387,762        52,257 (g,i,r)
Government National Mortgage Assoc.
   6.17%                                    05/20/39                 661,971        73,234 (g,i,r)
   6.27%                                    01/20/37               1,049,539       101,679 (g,i,r)
                                                                                 3,219,106

ASSET BACKED - 2.5%

Bear Stearns Asset Backed Securities Trust
  (Class A)
   0.60%                                    01/25/34                  23,798        15,677 (i)
Chase Funding Mortgage Loan Asset-Backed
  Certificates
   0.73%                                    03/25/32                  29,623        17,497 (h,i)
   5.75%                                    05/25/32                  32,582        16,286 (h,i,q)
Countrywide Asset-Backed Certificates
   1.09%                                    05/25/33                   3,376         1,948 (i)
   5.31%                                    08/25/35               2,000,000     1,841,414 (i)
Countrywide Asset-Backed Certificates
  (Class 2)
   0.83%                                    06/25/33                   1,457         1,112 (i)
Countrywide Asset-Backed Certificates
  (Class A)
   0.79%                                    08/25/32                  18,878         9,166 (h,i)
   1.03%                                    03/25/33                 101,038        75,032 (h,i)
Discover Card Master Trust I (Class B)
  (Series 2)
   0.41%                                    05/15/12                 130,000       124,464 (i)
GSAMP Trust
   0.38%                                    12/25/35                  55,877        54,654 (i)
Mid-State Trust
   7.54%                                    07/01/35                  11,564        10,887 (h,q)
Nissan Auto Lease Trust
   0.30%                                    02/15/13                 110,959       110,866 (i)
Residential Asset Mortgage Products Inc.
  (Class A)
   0.79%                                    06/25/32                  15,187        12,441 (i)
Residential Asset Securities Corp.
   0.73%                                    07/25/32                   6,392         3,102 (h,i)
Residential Asset Securities Corp.
  (Class A)
   0.81%                                    06/25/33                  26,293        13,163 (i)
Saxon Asset Securities Trust
   5.23%                                    08/25/35                 114,272        99,130 (i)
Wachovia Asset Securitization Inc.
  (Class A)
   0.45%                                    06/25/34                  43,072        21,846 (i,q)
Wells Fargo Home Equity Trust
   3.97%                                    05/25/34                  11,436        11,344 (h,i,q)
                                                                                 2,440,029

CORPORATE NOTES - 34.8%
Abbey National Treasury Services PLC
   3.88%                                    11/10/14                 124,000       124,441 (b)
Abu Dhabi National Energy Co.
   6.25%                                    09/16/19                 100,000        96,865 (b)
Air Jamaica Ltd.
   9.38%                                    07/08/15                   8,571         7,457
Alliance One International, Inc.
   10.00%                                   07/15/16                 110,000       115,500 (b)

American Tower Corp.
   4.63%                                    04/01/15                 166,000       167,902 (b)
Anheuser-Busch InBev Worldwide Inc.
   5.38%                                    11/15/14                 145,000       153,520 (b)
   7.20%                                    01/15/14                  24,000        27,220 (b)
   7.75%                                    01/15/19                 290,000       339,531 (b)
Apria Healthcare Group Inc.
   11.25%                                   11/01/14                 190,000       208,525 (b)
ARAMARK Corp.
   8.50%                                    02/01/15                 334,000       344,020
Archer-Daniels-Midland Co.
   6.45%                                    01/15/38                  36,000        40,082
Arizona Public Service Co.
   6.25%                                    08/01/16                  95,000       100,438 (h)
AT&T Inc.
   6.40%                                    05/15/38                 108,000       110,988
   6.70%                                    11/15/13                 184,000       207,597
Axtel SAB de C.V.
   9.00%                                    09/22/19                  12,000        12,300 (b)
Banco do Brasil S.A.
   8.50%                                    10/29/49                 100,000       106,500 (b)
Banco Mercantil del Norte S.A.
   6.14%                                    10/13/16                  24,000        23,266 (i)
Banco Nacional de Desenvolvimento
  Economico e Social
   6.50%                                    06/10/19                 200,000       215,000 (b)
Bank of America Corp.
   5.75%                                    12/01/17                 265,000       271,365 (h)
   6.50%                                    08/01/16                 240,000       258,077
   7.38%                                    05/15/14                  65,000        73,756
Barclays Bank PLC
   5.00%                                    09/22/16                 100,000       102,181
   5.20%                                    07/10/14                 130,000       137,801
Berkshire Hathaway Finance Corp.
   5.00%                                    08/15/13                  93,000       100,003
BlackRock, Inc.
   5.00%                                    12/10/19                 144,000       141,506
Boston Properties LP (REIT)
   5.88%                                    10/15/19                 117,000       117,366
Boston Scientific Corp.
   6.00%                                    01/15/20                  74,000        75,611
Bristol-Myers Squibb Co.
   5.88%                                    11/15/36                  47,000        48,847 (h)
CA, Inc.
   5.38%                                    12/01/19                 104,000       104,583
   6.13%                                    12/01/14                  59,000        65,180
Calpine Corp.
   7.25%                                    10/15/17                 114,000       109,440 (b)
Cargill Inc.
   5.20%                                    01/22/13                 240,000       254,482 (b,h)
   6.00%                                    11/27/17                  96,000       102,320 (b,h)
Carolina Power & Light Co.
   5.70%                                    04/01/35                  58,000        57,679 (h)
   6.13%                                    09/15/33                  42,000        44,070 (h)
Case New Holland Inc.
   7.75%                                    09/01/13                 252,000       257,670 (b)
Cenovus Energy Inc.
   4.50%                                    09/15/14                 128,000       132,128 (b)
   6.75%                                    11/15/39                 118,000       128,626 (b)

Central American Bank for Economic
  Integration
   5.38%                                    09/24/14                 140,000       145,250 (b)
Chesapeake Energy Corp.
   7.25%                                    12/15/18                 333,000       335,498 (h)
Cincinnati Bell Inc.
   8.25%                                    10/15/17                 210,000       213,150
Citigroup, Inc.
   5.00%                                    09/15/14                 147,000       141,712
   5.13%                                    05/05/14                 165,000       164,226
   6.38%                                    08/12/14                  61,000        63,861
   8.50%                                    05/22/19                 319,000       368,366
City National Capital Trust I
   9.63%                                    02/01/40                 105,000       111,522
Clarendon Alumina Production Ltd.
   8.50%                                    11/16/21                 100,000        73,000 (b,h)
CME Group Inc.
   5.40%                                    08/01/13                 125,000       134,902
Comcast Corp.
   6.50%                                    01/15/15                 117,000       131,081
Consolidated Edison Company of New York
  Inc.
   5.85%                                    04/01/18                  20,000        21,423
   6.65%                                    04/01/19                 121,000       137,116
COX Communications Inc.
   6.25%                                    06/01/18                 127,000       135,177 (b,h)
   7.13%                                    10/01/12                 100,000       111,084 (h)
   7.75%                                    11/01/10                  45,000        47,109 (h)
Credit Suisse
   6.00%                                    02/15/18                 403,000       421,674 (h)
Credit Suisse First Boston International
  for CJSC The EXIM of Ukraine
   7.65%                                    09/07/11                 100,000        84,000
CVS Caremark Corp.
   5.75%                                    06/01/17                  58,000        61,214
   6.13%                                    09/15/39                 174,000       172,451
   6.60%                                    03/15/19                  58,000        63,469
DASA Finance Corp.
   8.75%                                    05/29/18                 200,000       207,500
Diageo Capital PLC
   5.20%                                    01/30/13                  67,000        71,727
Diageo Finance BV
   3.25%                                    01/15/15                 102,000       101,321
DirecTV Financing Company Inc.
   4.75%                                    10/01/14                  94,000        95,818 (b)
   5.88%                                    10/01/19                 134,000       136,291 (b)
Dolphin Energy Ltd.
   5.89%                                    06/15/19                  99,000        99,990 (b)
Dominion Resources, Inc.
   5.20%                                    08/15/19                 118,000       119,840
Dover Corp.
   6.50%                                    02/15/11                  80,000        84,514 (h)
Duke Energy Indiana Inc.
   6.35%                                    08/15/38                  79,000        86,305
Dynegy Holdings Inc.
   7.50%                                    06/01/15                 212,000       198,220
Ecopetrol S.A.
   7.63%                                    07/23/19                  38,000        42,123
Embraer Overseas Ltd.
   6.38%                                    01/15/20                  51,000        51,000

Empresa Nacional del Petroleo
   6.25%                                    07/08/19                 100,000       103,971 (b)
European Investment Bank
   4.88%                                    01/17/17                 200,000       214,313
Exelon Generation Company LLC
   5.20%                                    10/01/19                  38,000        38,017
   6.25%                                    10/01/39                 146,000       148,749
Export-Import Bank of Korea
   5.88%                                    01/14/15                 100,000       107,311
Gaz Capital S.A.
   9.25%                                    04/23/19                 125,000       139,375
Genworth Financial Inc.
   8.63%                                    12/15/16                 104,000       107,894
GlaxoSmithKline Capital Inc.
   4.85%                                    05/15/13                  33,000        35,424
Globo Comunicacao e Participacoes S.A.
   7.25%                                    04/26/22                 100,000       104,500 (b)
HCA Inc.
   7.88%                                    02/15/20                 280,000       291,550 (b)
   9.25%                                    11/15/16                 302,000       324,273
HCC Insurance Holdings, Inc.
   6.30%                                    11/15/19                  52,000        52,815
Health Management Associates, Inc.
   6.13%                                    04/15/16                 254,000       238,125
Holcim US Finance Sarl & Cie SCS
   6.00%                                    12/30/19                  90,000        93,680 (b)
Host Hotels & Resorts LP (REIT)
   9.00%                                    05/15/17                 356,000       384,925 (b)
HSBC Bank USA N.A.
   4.63%                                    04/01/14                  75,000        78,292
HSBC Finance Corp.
   5.00%                                    06/30/15                 287,000       296,472
   5.70%                                    06/01/11                 251,000       262,223
   6.75%                                    05/15/11                 125,000       132,110
HSBC Holdings PLC
   6.80%                                    06/01/38                 150,000       162,791
Hutchison Whampoa International 09/16 Ltd.
   4.63%                                    09/11/15                 100,000       100,899 (b)
IIRSA Norte Finance Ltd.
   8.75%                                    05/30/24                 286,657       300,990 (b,h)
Illinois Power Co.
   9.75%                                    11/15/18                 178,000       221,338
Ingles Markets Inc.
   8.88%                                    05/15/17                 264,000       274,560
Inmarsat Finance PLC
   7.38%                                    12/01/17                 200,000       204,500 (b)
Intelsat Subsidiary Holding Company Ltd.
   8.88%                                    01/15/15                 111,000       114,885
Intergen N.V.
   9.00%                                    06/30/17                 308,000       321,090 (b)
International Business Machines Corp.
   7.63%                                    10/15/18                 100,000       122,114
International Paper Co.
   7.50%                                    08/15/21                 232,000       259,949
Johnson & Johnson
   5.85%                                    07/15/38                 114,000       122,991

JPMorgan Chase & Co.
   5.13%                                    09/15/14                 152,000       160,324
   6.30%                                    04/23/19                  88,000        96,807
JPMorgan Chase Capital XXVII
   7.00%                                    11/01/39                 154,000       155,311
KazMunaiGaz Finance Sub BV
   11.75%                                   01/23/15                 100,000       120,500 (b)
Korea Hydro & Nuclear Power Company Ltd.
   6.25%                                    06/17/14                 100,000       109,111 (b)
Korea National Oil Corp.
   5.38%                                    07/30/14                 200,000       211,428 (b)
Kreditanstalt fuer Wiederaufbau
   3.50%                                    03/10/14                 624,000       641,265
   4.13%                                    10/15/14                 312,000       326,959
   4.50%                                    07/16/18                 179,000       184,849
L-3 Communications Corp.
   5.88%                                    01/15/15                 132,000       131,835
Lincoln National Corp.
   8.75%                                    07/01/19                 195,000       222,808
Majapahit Holding BV
   7.25%                                    10/17/11                 200,000       209,000 (b)
   7.75%                                    10/17/16                 211,000       223,407 (b)
   7.75%                                    01/20/20                 100,000       104,750
McDonald's Corp.
   6.30%                                    03/01/38                  86,000        94,863
Mead Johnson Nutrition Co.
   4.90%                                    11/01/19                 152,000       150,706 (b)
Merrill Lynch & Company Inc.
   6.05%                                    08/15/12                 119,000       127,477
   6.88%                                    04/25/18                 209,000       225,185
Midamerican Energy Holdings Co.
   6.13%                                    04/01/36                   9,000         9,218
Morgan Stanley
   5.05%                                    01/21/11                 121,000       125,500
   5.63%                                    09/23/19                 233,000       234,703
   6.00%                                    04/28/15                 133,000       141,675
   7.30%                                    05/13/19                 243,000       272,872
Munich Re America Corp. (Series B)
   7.45%                                    12/15/26                 115,000       118,453 (h)
Naftogaz Ukraine
   9.50%                                    09/30/14                 300,000       251,839 (s)
National Agricultural Cooperative
  Federation 5.00%                          09/30/14                 108,000       111,934 (b)
Newmont Mining Corp.
   5.13%                                    10/01/19                  93,000        93,043
   6.25%                                    10/01/39                 262,000       262,313
News America Inc.
   5.65%                                    08/15/20                  82,000        85,383 (b)
   6.65%                                    11/15/37                 156,000       164,784
Nexen Inc.
   6.20%                                    07/30/19                 210,000       222,205
   7.50%                                    07/30/39                 140,000       160,502
NGPL Pipeco LLC
   7.12%                                    12/15/17                 121,000       133,520 (b)
Nisource Finance Corp.
   6.13%                                    03/01/22                 100,000       102,055
Noble Group Ltd.
   6.75%                                    01/29/20                 100,000       102,625 (b)

NorthWestern Corp.
   5.88%                                    11/01/14                 298,000       309,111 (h)
NRG Energy, Inc.
   7.38%                                    02/01/16                 300,000       300,375
Oracle Corp.
   5.00%                                    07/08/19                 118,000       121,693
Pacific Gas & Electric Co.
   5.80%                                    03/01/37                 120,000       121,621
Pacificorp
   6.00%                                    01/15/39                 500,000       525,480
   6.25%                                    10/15/37                   6,000         6,474
Parker Hannifin Corp.
   5.50%                                    05/15/18                 181,000       190,680
Pemex Finance Ltd.
   9.03%                                    02/15/11                  75,750        78,022 (h)
Petrobras International Finance Co.
   5.75%                                    01/20/20                 110,000       111,902
Petroleos Mexicanos
   4.88%                                    03/15/15                 200,000       199,260 (b)
   8.00%                                    05/03/19                  32,000        37,040
Petronas Capital Ltd.
   5.25%                                    08/12/19                 100,000       100,047 (b)
Pfizer Inc.
   6.20%                                    03/15/19                 120,000       133,395
   7.20%                                    03/15/39                  60,000        73,316
Pioneer Natural Resources Co.
   7.50%                                    01/15/20                 229,000       229,104
Plains All American Pipeline LP
   4.25%                                    09/01/12                 178,000       183,693
PNC Funding Corp.
   4.25%                                    09/21/15                 116,000       118,332
Potomac Electric Power Co.
   7.90%                                    12/15/38                  46,000        58,762
President and Fellows of Harvard College
   5.00%                                    01/15/14                 100,000       107,411 (b)
Principal Financial Group, Inc.
   8.88%                                    05/15/19                  87,000       100,356
Prudential Financial, Inc.
   3.63%                                    09/17/12                  58,000        58,858
   5.15%                                    01/15/13                  60,000        63,119
   7.38%                                    06/15/19                 130,000       145,752
Public Service Company of Colorado
   7.88%                                    10/01/12                 100,000       114,740 (h)
QVC Inc.
   7.50%                                    10/01/19                  97,000        98,940 (b)
Qwest Communications International Inc.
   8.00%                                    10/01/15                 118,000       121,245 (b)
RailAmerica, Inc.
   9.25%                                    07/01/17                  94,000        99,993
Republic Services Inc.
   5.50%                                    09/15/19                  82,000        83,267 (b)
Republic Services, Inc.
   5.25%                                    11/15/21                 104,000       102,256 (b)
Sabine Pass LNG LP
   7.25%                                    11/30/13                 110,000        99,825
   7.50%                                    11/30/16                  75,000        62,438

SBA Telecommunications Inc.
   8.00%                                    08/15/16                  50,000        52,250 (b)
   8.25%                                    08/15/19                  76,000        80,560 (b)
Security Benefit Life Insurance
   8.75%                                    05/15/16                  25,000         6,250 (b)
Simon Property Group LP (REIT)
   6.75%                                    05/15/14                 146,000       155,589
Southern California Edison Co.
   5.50%                                    08/15/18                  70,000        74,725
Spirit Aerosystems Inc.
   7.50%                                    10/01/17                 118,000       116,230 (b)
Talecris Biotherapeutics Holdings Corp.
   7.75%                                    11/15/16                 400,000       406,000 (b)
Talisman Energy Inc.
   7.75%                                    06/01/19                  36,000        42,279
Target Corp.
   7.00%                                    01/15/38                  95,000       110,841
Teachers Insurance & Annuity Association
  of America
   6.85%                                    12/16/39                 126,000       130,251 (b)
Teck Resources Ltd.
   10.75%                                   05/15/19                 194,000       231,830
Telecom Italia Capital S.A.
   6.20%                                    07/18/11                  89,000        94,203
   7.18%                                    06/18/19                 176,000       196,216
Telefonica Emisiones SAU
   5.86%                                    02/04/13                 150,000       162,070
Tesoro Corp. (Series B)
   6.63%                                    11/01/15                 304,000       288,800
The Allstate Corp.
   7.45%                                    05/16/19                  96,000       111,535
The Bear Stearns Companies LLC
   6.95%                                    08/10/12                 221,000       246,918 (h)
The Dow Chemical Co.
   5.90%                                    02/15/15                 166,000       178,380
   8.55%                                    05/15/19                  58,000        69,202
The Goldman Sachs Group, Inc.
   5.25%                                    10/15/13                 105,000       111,511
   6.00%                                    05/01/14                 104,000       113,752
   6.60%                                    01/15/12                  32,000        34,788
   7.50%                                    02/15/19                 106,000       123,575
The Kroger Co.
   6.15%                                    01/15/20                 240,000       256,860
The Potomac Edison Co.
   5.35%                                    11/15/14                 112,000       117,386 (h)
The Procter & Gamble Co.
   5.50%                                    02/01/34                  61,000        62,394
The Royal Bank of Scotland PLC
   4.88%                                    08/25/14                 115,000       116,574 (b)
The Toledo Edison Company
   7.25%                                    05/01/20                  62,000        70,750
The Travelers Companies, Inc.
   5.80%                                    05/15/18                 120,000       127,888
The Williams Companies, Inc.
   7.88%                                    09/01/21                 156,000       178,935
Thermo Fisher Scientific, Inc.
   3.25%                                    11/18/14                 104,000       101,962 (b)
Thomson Reuters Corp.
   5.95%                                    07/15/13                 180,000       197,048

Time Warner Cable Inc.
   6.75%                                    07/01/18                 144,000       158,193
   7.50%                                    04/01/14                 108,000       124,435
   8.75%                                    02/14/19                 186,000       226,692
Time Warner Inc.
   5.88%                                    11/15/16                 154,000       166,244
Transocean Inc.
   6.00%                                    03/15/18                 116,000       123,765
UBS Luxembourg S.A. for OJSC Vimpel
  Communications
   8.00%                                    02/11/10                 100,000       100,625
Union Electric Co.
   6.70%                                    02/01/19                  68,000        75,075
United Technologies Corp.
   6.13%                                    07/15/38                  60,000        65,002
UPC Germany GmbH
   8.13%                                    12/01/17                 100,000       101,125 (b)
USB Capital XIII Trust
   6.63%                                    12/15/39                 105,000       106,716
Vale Overseas Ltd.
   6.88%                                    11/10/39                  22,000        22,148
Valero Energy Corp.
   6.63%                                    06/15/37                 138,000       129,490
Vedanta Resources PLC
   6.63%                                    02/22/10                  45,000        45,113
   9.50%                                    07/18/18                 100,000       101,500 (b)
Verizon Communications Inc.
   5.25%                                    04/15/13                 150,000       161,696
   6.35%                                    04/01/19                  52,000        57,368
   6.40%                                    02/15/38                  80,000        83,633
   6.90%                                    04/15/38                 120,000       133,001
   8.75%                                    11/01/18                 136,000       169,867
Verizon Global Funding Corp.
   7.25%                                    12/01/10                  41,000        43,328
Verizon Wireless Capital LLC
   5.55%                                    02/01/14                 240,000       260,467
   7.38%                                    11/15/13                 333,000       382,506
VIP Finance Ireland Ltd. for OJSC Vimpel
  Communications  (Class A)
   8.38%                                    04/30/13                 100,000       105,750 (b)
Virgin Media Finance PLC
   8.38%                                    10/15/19                 100,000       102,875
Voto-Votorantim Overseas Trading
  Operations N.V.
   6.63%                                    09/25/19                 100,000       100,250 (b)
VTB Capital SA for Vneshtorgbank
   6.32%                                    02/04/15                 100,000        99,020 (i)
Walgreen Co.
   5.25%                                    01/15/19                  45,000        47,754
WEA Finance LLC
   7.50%                                    06/02/14                 194,000       218,307 (b)
WEA Finance LLC
   6.75%                                    09/02/19                 118,000       126,702 (b)
Westpac Banking Corp.
   4.88%                                    11/19/19                 208,000       205,297
Windstream Corp.
   7.88%                                    11/01/17                 267,000       263,663 (b)
Woodside Finance Ltd.
   4.50%                                    11/10/14                 204,000       205,819 (b)
Wyeth
   5.50%                                    03/15/13                 219,000       238,116

XL Capital Ltd.
   5.25%                                    09/15/14                 256,000       250,706
Xstrata Finance Canada Ltd.
   5.80%                                    11/15/16                 116,325       119,228 (b)
XTO Energy Inc.
   6.38%                                    06/15/38                  93,000       104,682
   6.50%                                    12/15/18                  52,000        59,420
                                                                                34,474,749

NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS - 7.3%
Banc of America Commercial Mortgage Inc.
  (Class A)
   5.49%                                    02/10/51                 158,750       133,926
   5.66%                                    06/10/49                 280,000       234,035
Banc of America Commercial Mortgage Inc.
  (Class C)
   5.70%                                    04/10/49                 100,000        21,613 (h,i,q)
Banc of America Funding Corp.
   5.37%                                    02/20/36                 120,284         4,259 (h,i,q)
   5.60%                                    03/20/36                 110,180         6,016 (h,i,q)
Banc of America Mortgage Securities Inc.
  (Class B)
   5.16%                                    01/25/36                 106,848         8,989 (h,i,q)
   5.51%                                    02/25/36                  88,094        16,697 (h,i,q)
Bear Stearns Commercial Mortgage
  Securities
   5.24%                                    12/11/38                 100,000        81,513
   5.33%                                    02/11/44                 180,000       155,335
   5.41%                                    03/11/39                  93,396        94,802 (h,i)
   5.46%                                    03/11/39                 100,000        60,978 (i)
   5.48%                                    10/12/41                 305,000       308,612 (h)
   5.69%                                    06/11/50                 230,000       201,383 (i)
   5.72%                                    06/11/40                 110,000        54,985 (i)
   6.21%                                    11/11/17                 140,000        68,675 (i)
Bear Stearns Commercial Mortgage
  Securities (Class A)
   5.46%                                    04/12/38                  52,000        52,769 (i)
   5.54%                                    10/12/41                 250,000       248,581
   5.92%                                    06/11/50                 120,000        86,642 (i)
Bear Stearns Commercial Mortgage
  Securities (Class D)
   5.99%                                    09/11/42                  40,000         7,476 (h,i,q)
Citigroup Commercial Mortgage Trust
  (Class A)
   5.62%                                    10/15/48                 280,000       266,735
Countrywide Alternative Loan Trust
  (Class B)
   6.00%                                    08/25/36                  19,504           334 (h,q)
Countrywide Asset-Backed Certificates
   0.51%                                    11/25/35                 521,961       467,662 (h,i)
Countrywide Commercial Mortgage Trust
   5.46%                                    07/12/46                 250,000       191,962
Credit Suisse Mortgage Capital
  Certificates (Class C)
   5.65%                                    02/25/36                  81,141         5,896 (h,i,q)
CS First Boston Mortgage Securities Corp.
   0.65%                                    07/15/37               2,303,883        32,724 (h,i,q)
   1.40%                                    03/15/35               3,424,184         7,911 (h,i,q)
   5.34%                                    10/25/35                 101,556         8,125 (h,i,q)
Greenwich Capital Commercial Funding Corp.
   5.60%                                    12/10/49                 605,000       599,199
GS Mortgage Securities Corp II
   5.56%                                    11/10/39                 170,000       148,842
Impac CMB Trust (Class A)
   0.49%                                    10/25/35                 841,288       477,285 (h,i)
Indymac INDA Mortgage Loan Trust
   5.22%                                    01/25/36                  71,632           860 (h,i,q)

Indymac INDA Mortgage Loan Trust (Class B)
   5.22%                                    01/25/36                  71,458         4,027 (h,i,q)
Interstar Millennium Trust (Class A)
   0.65%                                    03/14/36                  13,631        11,454 (i)
JP Morgan Chase Commercial Mortgage
  Securities Corp.
   5.34%                                    08/12/37                 210,000       207,232 (i)
   5.50%                                    06/12/47                  60,000        26,717 (i)
   6.07%                                    02/12/51                 330,000       259,588
   6.20%                                    02/12/51                  60,000        10,599 (i,q)
JP Morgan Chase Commercial Mortgage
  Securities Corp. (Class A)
   5.90%                                    02/12/51                 220,000       159,234 (i)
LB-UBS Commercial Mortgage Trust
   0.72%                                    01/18/12               3,091,312        35,142 (h,i,q)
   1.00%                                    01/15/36               1,373,680        61,980 (d,h,q)
   4.95%                                    09/15/30                 120,000       116,281
   5.87%                                    09/15/45                 280,000       245,759 (i)
   6.15%                                    04/15/41                  50,000        29,256
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                    07/14/16                  66,000        68,072 (h,q)
LB-UBS Commercial Mortgage Trust (Class F)
   6.24%                                    07/15/40                 105,000        17,556 (i,q)
MASTR Alternative Loans Trust
   5.00%                                    08/25/18                 107,867        10,615 (g,h,q,r)
MLCC Mortgage Investors Inc.
   5.04%                                    02/25/36                  94,112         3,604 (h,i,q)
Morgan Stanley Capital I
   5.16%                                    10/12/52                 150,000       146,956 (i)
   5.28%                                    12/15/43                 117,000       118,470
   5.33%                                    12/15/43                 117,000       108,570
   5.36%                                    11/12/41                 385,000       316,956
   5.39%                                    11/12/41                 341,000       191,519 (h,i)
   5.69%                                    04/15/49                 300,000       252,790 (h,i)
Morgan Stanley Capital I  (Class A)
   5.39%                                    03/12/44                 240,000       231,446 (i)
Puma Finance Ltd. (Class A)
   0.66%                                    10/11/34                  39,356        37,648 (i)
Residential Accredit Loans Inc.
   6.00%                                    01/25/36                 129,647         3,099 (h,q)
Residential Funding Mortgage Securities I
   5.75%                                    01/25/36                 169,217        12,319 (h,q)
Structured Asset Securities Corp.
  (Class X)
   2.17%                                    02/25/28                  79,749             5 (i,q)
Thornburg Mortgage Securities Trust
  (Class A)
   0.91%                                    04/25/43                  66,085        56,569 (i)
Wachovia Bank Commercial Mortgage Trust
   5.25%                                    12/15/43                 230,000       222,213
Wachovia Bank Commercial Mortgage Trust
  (Class A)
   5.99%                                    06/15/45                  60,000        36,142 (i)
WaMu Mortgage Pass Through Certificates
   0.57%                                    01/25/45                 137,266        84,929 (i)
Wells Fargo Mortgage Backed Securities
  Trust
   5.39%                                    08/25/35                 260,742        13,910 (h,i,q)
   5.50%                                    01/25/36                 102,993        15,045 (h,q)
Wells Fargo Mortgage Backed Securities
  Trust (Class B)
   5.50%                                    03/25/36                 225,557        46,402 (h,q)
                                                                                 7,216,925

SOVEREIGN BONDS - 1.9%
Government of Argentina
   2.50%                                    12/31/38                  22,155         7,699
Government of Belize
   4.25%                                    02/20/29                  22,200        12,210 (j)
Government of Brazil
   5.63%                                    01/07/41                 100,000        94,250
   8.00%                                    01/15/18                 110,500       126,081 (h)
Government of Colombia
   6.13%                                    01/18/41                 100,000        92,750
Government of Dominican
   9.50%                                    09/27/11                 103,637       107,782
Government of Korea
   5.75%                                    04/16/14                  42,000        45,909
Government of Lebanon
   4.00%                                    12/31/17                  18,700        17,297
Government of Manitoba Canada
   4.90%                                    12/06/16                 130,000       137,496
Government of Panama
   5.20%                                    01/30/20                 100,000       100,250
   6.70%                                    01/26/36                 115,000       121,325
Government of Peruvian
   6.55%                                    03/14/37                 146,000       151,840
Government of Philippines
   6.50%                                    01/20/20                 100,000       108,250
Government of Poland
   6.38%                                    07/15/19                  38,000        41,332
Government of Quebec Canada
   7.50%                                    09/15/29                 185,000       232,748
Government of Uruguay
   6.88%                                    09/28/25                  37,560        39,438
Government of Venezuela
   5.38%                                    08/07/10                 174,000       169,650
   10.75%                                   09/19/13                  64,000        56,320
Korea Expressway Corp.
   4.50%                                    03/23/15                 100,000       101,888 (b)
Republic of Lithuania
   6.75%                                    01/15/15                 100,000       101,811 (b)
                                                                                 1,866,326

MUNICIPAL BONDS AND NOTES - 0.3%
American Municipal Power-Ohio Inc.
   6.05%                                    02/15/43                  94,000        88,047
Dallas Area Rapid Transit
   6.00%                                    12/01/44                  80,000        81,922
New Jersey State Turnpike Authority
   7.41%                                    01/01/40                  80,000        89,581
New Jersey Transportation Trust Fund
  Authority
   6.88%                                    12/15/39                  50,000        51,361
                                                                                   310,911
TOTAL BONDS AND NOTES                                                           96,179,443
  (COST $92,444,693)

OTHER INVESTMENTS - 0.4%

GEI Investment Fund                                                             390,826 (k)
  (COST $514,245)

TOTAL INVESTMENT IN SECURITIES                                                  96,570,269
 (COST $97,958,938)

SHORT-TERM INVESTMENTS - 4.7%


GE Money Market Fund Institutional Class
   0.01%                                                                         4,708,891 (d,p)
 (COST $4,708,891)

TOTAL INVESTMENTS                                                              101,279,160
 (COST $102,667,829)

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET - (2.1)%                                                                (2,127,664)

                                                                              ------------
NET ASSETS - 100.0%                                                           $ 99,151,496
                                                                              ============


OTHER INFORMATION

The GE Fixed Income Fund had the following short futures contracts open at December 31, 2009 (unaudited):

                                                                              UNREALIZED
                                    EXPIRATION  NUMBER OF      CURRENT      APPRECIATION)/
                  DESCRIPTION          DATE     CONTRACTS  NOTIONAL VALUE   (DEPRICIATION)
------------------------------------------------------------------------------------------
5YR. U.S. Treasury Notes  Futures   March 2010      17      $ (1,944,508)     $  31,297
10YR. U.S. Treasury Notes  Futures  March 2010      40        (4,618,125)      120,578

The GE Fixed Income Fund had the following long futures contracts open at December 31, 2009 (unaudited):

                                                                             UNREALIZED
                                    EXPIRATION  NUMBER OF      CURRENT      APPRECIATION)/
                  DESCRIPTION          DATE     CONTRACTS  NOTIONAL VALUE  (DEPRICIATION)
------------------------------------------------------------------------------------------
2YR. U.S. Treasury Notes  Futures   March 2010      2         $ 432,531         $ (656)
                                                                           ---------------
                                                                              $ 151,219
                                                                           ===============

                              GE GLOBAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                         NUMBER OF
                                                                           SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 93.6% +

AUSTRALIA - 1.7%
Brambles Ltd.                                                               97,993   $   595,048
Paladin Energy Ltd.                                                         57,766       215,899 (a)
                                                                                         810,947

BRAZIL - 2.8%
Banco Santander Brasil S.A.                                                 15,317       210,002
Perdigao S.A.                                                               10,720       279,008 (a)
Petroleo Brasileiro S.A. ADR                                                15,682       664,760
Rossi Residencial S.A.                                                      18,220       159,916
                                                                                       1,313,686

CANADA - 4.5%
CAE, Inc.                                                                   31,537       263,824
Kinross Gold Corp.                                                           5,632       104,061
Potash Corp of Saskatchewan Inc.                                             7,525       816,463
Research In Motion Ltd.                                                      7,395       499,458 (a)
Suncor Energy Inc.                                                          11,913       420,648
                                                                                       2,104,454

CAYMAN ISLANDS - 0.5%
Shanda Interactive Entertainment Ltd. ADR                                    4,327       227,643 (a)

CHILE - 1.0%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                      12,183       457,715

CHINA - 3.9%
Baidu, Inc ADR                                                                 804       330,629 (a)
China Life Insurance Company Ltd.                                          109,000       534,017
China South Locomotive and Rolling Stock Corp.                             383,000       279,669
Sinopharm Group Co.                                                         82,963       294,766 (a)
Zhuzhou CSR Times Electric Company Ltd.                                    190,335       388,367
                                                                                       1,827,448

DENMARK - 0.5%
A P Moller - Maersk A/S  (Series B)                                             35       246,124

FRANCE - 3.2%
BNP Paribas                                                                  6,535       518,777
Eutelsat Communications                                                      9,527       305,921
Sanofi-Aventis S.A.                                                          2,494       196,299
Schneider Electric S.A.                                                      1,585       184,446
Vivendi                                                                     10,578       314,215
                                                                                       1,519,658

GERMANY - 4.3%
Adidas AG                                                                    8,939       484,590
Bayer AG                                                                     8,904       713,126
Daimler AG (Regd.)                                                           2,315       123,408
Deutsche Boerse AG                                                           4,032       334,168
Siemens AG (Regd.)                                                           1,908       175,245
ThyssenKrupp AG                                                              4,896       184,206
                                                                                       2,014,743

HONG KONG - 0.9%
Esprit Holdings Ltd.                                                        36,889       244,726
Li & Fung Ltd.                                                              44,865       184,613
                                                                                         429,339

JAPAN - 13.6%
Hitachi Metals Ltd.                                                         11,000       105,875
Japan Tobacco Inc.                                                              38       128,362
Jupiter Telecommunications Company Ltd.                                      1,048     1,037,467
Keyence Corp.                                                                2,200       456,792
Mitsubishi UFJ Financial Group Inc.                                        130,155       641,391
Nintendo Company Ltd.                                                          700       167,258
Nomura Holdings Inc.                                                        97,834       727,872
Shiseido Company Ltd.                                                       10,000       192,273
Sumitomo Metal Industries Ltd.                                             117,000       314,636
Taiyo Nippon Sanso Corp.                                                    17,985       191,490
The Japan Steel Works Ltd.                                                  43,000       548,531
Toyota Motor Corp.                                                          17,800       750,788
Trend Micro Inc.                                                             6,500       247,004
Ube Industries Ltd.                                                        120,000       328,462
Yamada Denki Company Ltd.                                                    8,930       602,691
                                                                                       6,440,892

NETHERLANDS - 0.3%
Heineken N.V.                                                                2,996       142,350

RUSSIA - 0.6%
Mobile Telesystems OJSC ADR                                                  5,497       268,748

SOUTH AFRICA - 0.5%
MTN Group Ltd.                                                              16,509       263,343

SPAIN - 1.8%
Banco Santander S.A. (Regd.)                                                34,565       571,653
Telefonica S.A.                                                             10,479       293,543
                                                                                         865,196

SWITZERLAND - 4.1%
Nestle S.A. (Regd.)                                                         15,151       735,830
Roche Holding AG                                                             4,529       775,041
Transocean Ltd.                                                              5,261       435,611 (a)
                                                                                       1,946,482

TAIWAN - 1.8%
Prime View International Company Ltd.                                       79,000       206,415
Taiwan Semiconductor Manufacturing Company Ltd. ADR                         54,468       623,114
                                                                                         829,529

UNITED KINGDOM - 6.2%
Aegis Group PLC                                                            139,800       269,949
BG Group PLC                                                                25,887       467,321
BHP Billiton PLC                                                            25,202       803,265
British American Tobacco PLC                                                 4,337       140,763
Cadbury PLC                                                                 18,442       237,068
HSBC Holdings PLC                                                           18,482       210,803
Lloyds Banking Group PLC                                                   582,873       468,866
Tesco PLC                                                                   48,995       337,933
                                                                                       2,935,968

UNITED STATES - 41.4%
Alexion Pharmaceuticals, Inc.                                                1,819        88,804 (a)
Allegheny Technologies Inc.                                                    462        20,684
American Tower Corp. (Class A)                                              20,736       896,003 (a)
Amgen Inc.                                                                  11,391       644,389 (a)
Bank of America Corp.                                                       33,549       505,248
Bed Bath & Beyond, Inc.                                                      7,662       295,983 (a)
Brown-Forman Corp. (Class B)                                                 4,462       239,029
Capital One Financial Corp.                                                  4,540       174,064
Cisco Systems, Inc.                                                         12,449       298,029 (a,h)
Clorox Co.                                                                   2,840       173,240
CME Group Inc.                                                               1,735       582,873
Corning Inc.                                                                14,258       275,322
Covidien PLC                                                                 8,655       414,488
Cummins Inc.                                                                 3,194       146,477
Deere & Co.                                                                  5,423       293,330
DIRECTV  (Class A)                                                           5,869       195,731 (a)
eBay Inc.                                                                    6,903       162,497 (a)
Ecolab Inc.                                                                  3,431       152,954
Equinix, Inc.                                                                7,468       792,728 (a)
Express Scripts, Inc.                                                        6,761       584,488 (a)
Freeport-McMoRan Copper & Gold Inc.                                         10,018       804,345 (a)
Google Inc. (Class A)                                                          596       369,508 (a)
Hewlett-Packard Co.                                                          3,010       155,045
International Business Machines Corp.                                        1,634       213,891
ITC Holdings Corp.                                                           6,582       342,856
ITT Corp.                                                                    6,761       336,292
JPMorgan Chase & Co.                                                        33,202     1,383,527 (h)
Kirby Corp.                                                                  4,184       145,729 (a)
Lowe's Companies, Inc.                                                      11,568       270,576
Martin Marietta Materials, Inc.                                              3,591       321,071
McCormick & Company Inc.                                                    12,176       439,919
Monsanto Co.                                                                12,698     1,038,062
Motorola, Inc.                                                              17,630       136,809
NII Holdings, Inc.                                                          12,091       406,016 (a)

Occidental Petroleum Corp.                                                  12,554     1,021,268
Oracle Corp.                                                                 4,562       111,951
PepsiCo, Inc.                                                                5,650       343,520
Praxair, Inc.                                                                5,127       411,749
QUALCOMM Inc.                                                               19,051       881,299
Schlumberger Ltd.                                                           10,408       677,457
Southwestern Energy Co.                                                     11,138       536,852 (a)
State Street Corp.                                                           7,217       314,228 (e)
The Charles Schwab Corp.                                                    20,343       382,855
The Goldman Sachs Group, Inc                                                   913       154,151
The Walt Disney Co.                                                          4,986       160,799
The Western Union Co.                                                        7,392       139,339
Time Warner Inc.                                                             5,623       163,854
Union Pacific Corp.                                                          6,210       396,819
Visa, Inc. (Class A)                                                         2,946       257,657
Yum! Brands, Inc.                                                            9,265       323,997
                                                                                      19,577,802

TOTAL COMMON STOCK                                                                    44,222,067
   (COST $40,251,809)

PREFERRED STOCK - 2.6%

BRAZIL - 0.5%
Itau Unibanco Banco Multiplo S.A.                                            9,760       216,621

GERMANY - 1.7%
Fresenius SE                                                                11,297       811,644

UNITED STATES - 0.4%
Bank of America Corp.                                                       14,189       211,700 (a)

TOTAL PREFERRED STOCK                                                                  1,239,965
   (COST $1,177,539)

EXCHANGE TRADED FUNDS - 0.7%

Financial Select Sector SPDR Fund                                            4,604        66,252 (o)
Industrial Select Sector SPDR Fund                                           9,989       277,594 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                              343,846
   (COST $398,535)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                       26,086 (k)
   (COST $34,324)

TOTAL INVESTMENTS IN SECURITIES                                                       45,831,964
   (COST $41,862,207)

SHORT-TERM INVESTMENTS - 3.8%

GE Money Market Fund Institutional Class
   0.01%                                                                               1,803,302 (d,p)
   (COST $1,803,302)

TOTAL INVESTMENTS                                                                     47,635,266
   (COST $43,665,509)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                     (391,631)

                                                                                     -----------
NET ASSETS  - 100.0%                                                                 $47,243,635
                                                                                     ===========

OTHER INFORMATION

The GE Global Equity Fund had the following long futures contracts open at December 31, 2009 (unaudited)


                                                                              UNREALIZED
                                    EXPIRATION  NUMBER OF      CURRENT     (APPRECIATION)/
         DESCRIPTION                   DATE     CONTRACTS  NOTIONAL VALUE   (DEPRICIATION)
------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures      March 2010       3         $127,922        $2,048
FTSE 100 Index Futures              March 2010       1           86,580         1,416
S&P 500 E Mini Index Futures        March 2010       7          388,745         1,642
Topix Index Futures                 March 2010       1           97,159         1,219
                                                                               ------
                                                                               $6,325
                                                                               ======

The GE Global Equity Fund was invested in the following sectors at December 31, 2009 (unaudited):

                                                 PERCENTAGE (BASED ON
SECTOR                                               MARKET VALUE)
---------------------------------------------------------------------
Chemicals                                                7.13%
Oil, Gas & Consumable Fuels                              6.98%
Diversified Financial Services                           6.33%
Commercial Banks                                         5.96%
Media                                                    5.15%
Metals & Mining                                          4.91%
Pharmaceuticals                                          4.15%
Wireless Telecommunication Services                      3.85%
Communications Equipment                                 3.81%
Short-Term                                               3.79%
Food Products                                            3.55%
Internet Software & Services                             3.48%
Capital Markets                                          3.31%
Specialty Retail                                         2.97%
Machinery                                                2.66%
Healthcare Equipment & Supplies                          2.57%
Energy Equipment & Services                              2.34%
Electronic Equipment, Instruments & Components           1.97%
Automobiles                                              1.85%
Software                                                 1.58%
Biotechnology                                            1.54%
Beverages                                                1.52%
Semiconductors & Semiconductor Equipment                 1.31%
Aerospace & Defense                                      1.26%
Commercial Services & Supplies                           1.25%
Healthcare Providers & Services                          1.23%
Electrical Equipment                                     1.20%
Insurance                                                1.12%
Textiles Apparel & Luxury Goods                          1.02%
IT Services                                              0.83%
Road & Rail                                              0.83%
Marine                                                   0.82%
Computers & Peripherals                                  0.77%
Exchange Traded Fund                                     0.72%
Electric Utilities                                       0.72%
Food & Staples Retailing                                 0.71%
Hotels Restaurants & Leisure                             0.68%
Construction Materials                                   0.67%
Diversified Telecommunication Services                   0.62%
Tobacco                                                  0.56%
Personal Products                                        0.40%
Distributors                                             0.39%
Industrial Conglomerates                                 0.37%
Consumer Finance                                         0.37%
Household Products                                       0.36%
Household Durables                                       0.34%
Other Investments                                        0.05%
                                                       ------
                                                       100.00%
                                                       ======

                          GE INTERNATIONAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                          NUMBER OF
                                                           SHARES        VALUE
---------------------------------------------------------------------------------
COMMON STOCK - 98.0% +

AUSTRALIA - 2.5%
Brambles Ltd.                                                81,298   $   493,670
Paladin Energy Ltd.                                          52,163       194,958(a)
Telstra Corporation Ltd.                                     45,387       139,708
                                                                          828,336

BRAZIL - 2.6%
Banco Santander Brasil S.A.                                  21,000       287,919
Petroleo Brasileiro S.A. ADR                                  6,799       288,210
Vale S.A.                                                    12,607       312,906
                                                                          889,035

CANADA - 3.4%
Kinross Gold Corp.                                            5,502       101,659
Potash Corp of Saskatchewan Inc.                              5,300       578,306
Research In Motion Ltd.                                       4,075       276,098(a)
Suncor Energy Inc.                                            5,495       195,039
                                                                        1,151,102

CHILE - 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)        2,775       104,257

CHINA - 0.9%
China Mobile Ltd.                                            14,999       139,546
China South Locomotive and Rolling Stock Corp.              235,454       171,930
                                                                          311,476

DENMARK - 0.5%
A P Moller - Maersk A/S  (Series B)                               9        63,289
G4S PLC                                                      22,299        93,184
                                                                          156,473

FINLAND - 0.4%
Nokia Oyj                                                    11,185       144,743

FRANCE - 13.6%
Alstom S.A.                                                     633        44,306
AXA S.A.                                                     12,479       293,239
BNP Paribas                                                  10,983       871,879(h)
Cie Generale d'Optique Essilor International S.A.             9,434       564,734
Credit Agricole S.A.                                         28,957       508,617
Groupe Danone                                                 6,009       368,671
Schneider Electric S.A.                                       2,126       247,402
Total S.A.                                                    9,248       594,495(h)
Veolia Environnement                                         10,937       360,819
Vinci S.A.                                                    4,497       253,263
Vivendi                                                      15,863       471,204
                                                                        4,578,629

GERMANY - 9.8%
Adidas AG                                                     5,497       297,996
Bayer AG                                                      8,319       666,273
Daimler AG (Regd.)                                            3,727       198,680
Deutsche Boerse AG                                            3,890       322,399
E.ON AG                                                       6,619       278,059
Linde AG                                                      3,958       477,268
Metro AG                                                      4,579       279,886
Siemens AG (Regd.)                                            7,074       649,730
ThyssenKrupp AG                                               4,079       153,467
                                                                        3,323,758

HONG KONG - 0.9%
Esprit Holdings Ltd.                                         46,246       306,801

INDIA - 0.6%
Larsen & Toubro Ltd.                                          5,472       196,973

IRELAND - 0.9%
CRH PLC                                                      11,437       312,874

ITALY - 2.8%
ENI S.p.A.                                                   12,587       320,806
Intesa Sanpaolo S.p.A.                                       86,378       389,028
Saipem S.p.A.                                                 3,067       105,932
UniCredit S.p.A                                              40,376       135,120
                                                                          950,886

JAPAN - 15.9%
Asahi Glass Company Ltd.                                      8,000        76,129
Daiichi Sankyo Company Ltd.                                   7,400       155,256
Daikin Industries Ltd.                                        3,000       118,543
Mitsubishi Corp.                                              6,000       149,516
Mitsubishi Estate Company Ltd.                               25,982       415,003
Mitsubishi Heavy Industries Ltd.                             47,000       165,838
Mitsubishi UFJ Financial Group Inc.                         128,991       635,655(h)
Nomura Holdings Inc.                                        129,329       962,191
Shiseido Company Ltd.                                        13,998       269,143
Sony Financial Holdings Inc.                                    139       361,893(a)
Sumitomo Metal Industries Ltd.                              171,005       459,866
Sumitomo Mitsui Financial Group Inc.                            952        27,330
Suzuki Motor Corp.                                           17,000       418,839
The Bank of Yokohama Ltd.                                    53,369       243,438
Toyota Motor Corp.                                           12,224       515,597
Yamada Denki Company Ltd.                                     6,100       411,693
                                                                        5,385,930

MEXICO - 0.3%
America Movil SAB de C.V. ADR (Series L)                      2,225       104,531

NETHERLANDS - 2.7%
Heineken N.V.                                                 4,214       200,221
Koninklijke Ahold N.V.                                       14,329       189,999
Koninklijke Philips Electronics N.V.                         17,521       518,342
                                                                          908,562

RUSSIA - 0.6%
LUKOIL ADR                                                    1,191        68,244
Mobile Telesystems OJSC ADR                                   2,423       118,460
                                                                          186,704

SINGAPORE - 0.3%
CapitaLand Ltd.                                              31,500        93,507

SOUTH AFRICA - 0.8%
MTN Group Ltd.                                               17,480       278,832

SOUTH KOREA - 1.9%
KB Financial Group Inc.                                       3,956       201,440(a)
Samsung Electronics Company Ltd.                                630       432,010
                                                                          633,450

SPAIN - 4.6%
Banco Santander S.A. (Regd.)                                 53,753       888,993(h)
Iberdrola S.A.                                               27,616       264,859
Telefonica S.A.                                              14,669       410,915
                                                                        1,564,767

SWEDEN - 0.7%
Hennes & Mauritz AB (Series B)                                3,114       172,982
Telefonaktiebolaget LM Ericsson  (Series B)                   7,637        70,450
                                                                          243,432

SWITZERLAND - 10.8%
ABB Ltd. (Regd.)                                             12,405       239,198(a)
Credit Suisse Group AG (Regd.)                                6,630       328,681
Nestle S.A. (Regd.)                                          19,566       950,251(h)
Novartis AG (Regd.)                                           7,676       419,464
Roche Holding AG                                              6,609     1,130,989(h)
Syngenta AG                                                   1,230       347,597
Zurich Financial Services AG                                  1,018       222,710
                                                                        3,638,890

TAIWAN - 1.6%
Taiwan Semiconductor Manufacturing Company Ltd.             226,037       455,571
Taiwan Semiconductor Manufacturing Company Ltd. ADR           7,309        83,615
                                                                          539,186

UNITED KINGDOM - 18.6%
BG Group PLC                                                 21,961       396,448
BHP Billiton PLC                                             20,664       658,625
BP PLC                                                       32,730       315,978
G4S PLC                                                      46,464       194,715
HSBC Holdings PLC                                            72,253       824,108
Lloyds Banking Group PLC                                    488,643       393,067(h)
National Grid PLC                                            56,393       615,391
Prudential PLC                                               46,926       480,242(h)
Reckitt Benckiser Group PLC                                  14,576       788,829(h)
Rio Tinto PLC (Regd.)                                        12,473       673,356
Tesco PLC                                                    78,664       542,568
The Capita Group PLC                                          6,750        81,600
Vodafone Group PLC                                          141,885       328,493(h)
                                                                        6,293,420
TOTAL COMMON STOCK                                                     33,126,554
   (COST $30,095,355)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                        15,801(k)
   (COST $20,791)

TOTAL INVESTMENTS IN SECURITIES                                        33,142,355
   (COST $30,116,146)

SHORT-TERM INVESTMENTS - 1.8%
GE Money Market Fund Institutional Class
   0.01%                                                                  633,962(d,p)
   (COST $633,962)
TOTAL INVESTMENTS                                                      33,776,317
   (COST $30,750,108)
OTHER ASSETS AND LIABILITIES,  NET - 0.2%                                  51,907
                                                                      -----------
NET ASSETS  - 100.0%                                                  $33,828,224
                                                                      ===========

OTHER INFORMATION

The GE International Equity Fund had the following long futures contracts open at December 31, 2009 (unaudited):

                                                     NUMBER     CURRENT     UNREALIZED
                                                       OF      NOTIONAL    APPRECIATION/
           DESCRIPTION           EXPIRATION DATE   CONTRACTS     VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures      March 2010         3       $127,922       $2,048
FTSE 100 Index Futures              March 2010         1       $ 86,580       $1,416
Topix Index Futures                 March 2010         1       $ 97,159       $2,401
                                                                          --------------
                                                                              $5,865
                                                                          ==============

The GE International Equity Fund was invested in the following sectors at December 31, 2009 (unaudited):

                                                        PERCENTAGE
SECTOR                                          (BASED ON MARKET VALUE)
-----------------------------------------------------------------------
Commercial Banks                                          16.01%
Oil, Gas & Consumable Fuels                                7.03%
Pharmaceuticals                                            7.02%
Metals & Mining                                            6.99%
Chemicals                                                  4.46%
Insurance                                                  4.02%
Food Products                                              3.90%
Capital Markets                                            3.82%
Industrial Conglomerates                                   3.46%
Automobiles                                                3.35%
Food & Staples Retailing                                   3.00%
Multi-Utilities                                            2.89%
Semiconductors & Semiconductor Equipment                   2.88%
Wireless Telecommunication Services                        2.87%
Specialty Retail                                           2.64%
Household Products                                         2.34%
Commercial Services & Supplies                             2.31%
Short-Term                                                 1.88%
Healthcare Equipment & Supplies                            1.67%
Diversified Telecommunication Services                     1.63%
Electric Utilities                                         1.61%

Electrical Equipment                                       1.57%
Real Estate Management & Development                       1.51%
Communications Equipment                                   1.45%
Media                                                      1.40%
Construction & Engineering                                 1.33%
Machinery                                                  1.00%
Diversified Financial Services                             0.95%
Construction Materials                                     0.93%
Textiles Apparel & Luxury Goods                            0.88%
Personal Products                                          0.80%
Beverages                                                  0.59%
Building Products                                          0.58%
Trading Companies & Distributors                           0.44%
Energy Equipment & Services                                0.31%
Professional Services                                      0.24%
Marine                                                     0.19%
Other Investments                                          0.05%
                                                -----------------------
                                                         100.00%
                                                =======================

                          GE PREMIER GROWTH EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                       NUMBER OF
                                                        SHARES       VALUE
------------------------------------------------------------------------------
COMMON STOCK - 97.7% +

BEVERAGES - 3.9%
PepsiCo, Inc.                                           121,685    $ 7,398,448

BIOTECHNOLOGY -  5.8%
Amgen Inc.                                              133,852      7,572,008 (a,h)
Gilead Sciences, Inc.                                    77,878      3,370,560 (a)
                                                                    10,942,568

CAPITAL MARKETS - 6.1%
State Street Corp.                                      138,720      6,039,869 (e)
The Goldman Sachs Group, Inc                             32,611      5,506,041
                                                                    11,545,910

CHEMICALS - 3.1%
Monsanto Co.                                             71,064      5,809,482

COMMERCIAL SERVICES & SUPPLIES - 2.1%
Iron Mountain Inc.                                      177,659      4,043,519 (a)

COMMUNICATIONS EQUIPMENT - 9.7%
Cisco Systems, Inc.                                     260,405      6,234,096 (a,h)
QUALCOMM Inc.                                           184,960      8,556,250
Research In Motion Ltd.                                  53,541      3,616,159 (a)
                                                                    18,406,505

DIVERSIFIED FINANCIAL SERVICES - 4.0%
CME Group Inc.                                           22,389      7,521,585

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Corning Inc.                                            236,068      4,558,473
Molex Inc. (Class A)                                     14,603        279,355
                                                                     4,837,828

ENERGY EQUIPMENT & SERVICES - 6.3%
Schlumberger Ltd.                                       107,082      6,969,967
Transocean Ltd.                                          60,660      5,022,648 (a)
                                                                    11,992,615

HEALTHCARE EQUIPMENT & SUPPLIES - 2.9%
Medtronic, Inc.                                         124,117      5,458,666

HEALTHCARE PROVIDERS & SERVICES - 5.9%
Express Scripts, Inc.                                    48,674      4,207,867 (a)
Lincare Holdings Inc.                                   111,950      4,155,584 (a)
VCA Antech, Inc.                                        111,950      2,789,794 (a)
                                                                    11,153,245

HOTELS RESTAURANTS & LEISURE - 1.5%
Carnival Corp.                                           90,047      2,853,589 (a)

INSURANCE - 2.3%
AFLAC Inc.                                               94,914      4,389,773 (h)

INTERNET SOFTWARE & SERVICES - 3.4%
Baidu, Inc ADR                                            5,284      2,172,939 (a)
eBay Inc.                                               184,961      4,353,982 (a,h)
                                                                     6,526,921

IT SERVICES - 9.4%
Paychex, Inc.                                           128,986      3,952,131
The Western Union Co.                                   418,595      7,890,516
Visa, Inc. (Class A)                                     68,144      5,959,874
                                                                    17,802,521

MACHINERY - 3.0%
Dover Corp.                                             138,720      5,772,139

MEDIA - 8.4%
Comcast Corp. (Class A)                                 172,791      2,766,384
DIRECTV  (Class A)                                      201,795      6,729,863 (a)
Liberty Global, Inc. (Series C)                         296,911      6,487,505 (a)
                                                                    15,983,752

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
CB Richard Ellis Group, Inc. (Class A)                  231,200      3,137,384 (a)

SOFTWARE - 6.4%
Intuit, Inc.                                            216,599      6,651,755 (a)
Microsoft Corp.                                         180,093      5,491,036
                                                                    12,142,791

SPECIALTY RETAIL - 6.5%
Bed Bath & Beyond, Inc.                                 184,961      7,145,043 (a,h)
Lowe's Companies, Inc.                                  223,900      5,237,021
                                                                    12,382,064

WIRELESS TELECOMMUNICATION SERVICES - 2.9%
American Tower Corp. (Class A)                          128,986      5,573,485 (a)

TOTAL COMMON STOCK                                                 185,674,790
  (COST $177,725,434)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                     12,293 (k)
  (COST $16,175)

TOTAL INVESTMENTS IN SECURITIES                                    185,687,083
  (COST $177,741,609)


SHORT-TERM INVESTMENTS - 2.4%

GE Money Market Fund Institutional Class
   0.01%                                                            4,656,954 (d,p)
  (COST $4,656,954)

TOTAL INVESTMENTS                                                 190,344,037
  (COST $182,398,563)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                  (186,838)

                                                                  ------------
NET ASSETS - 100.0%                                               $190,157,199
                                                                  ============

OTHER INFORMATION

The GE Premier Growth Equity Fund had the following short futures contracts open at December 31, 2009 (unaudited):


                                                                                                   UNREALIZED
                                                          EXPIRATION  NUMBER OF      CURRENT      APPRECIATION)/
                  DESCRIPTION                               DATE      CONTRACTS  NOTIONAL VALUE  (DEPRICIATION)
----------------------------------------------------------------------------------------------------------------
S&P 500 E Mini Index Futures                              March 2010      11       $ (610,885)      $ (3,247)

                              GE MONEY MARKET FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                  PRINCIPAL      AMORTIZED
                                                                    AMOUNT         COST
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 102.0% +
U.S. TREASURY - 1.9%
Treasury Bill
   0.17%                                              06/17/10   $16,100,000   $ 16,087,303(d)

AGENCY - 6.1%
Fannie Mae
   0.22%                                              02/12/10     8,140,000      8,158,152(d)
Federal Home Loan Bank
   2.75%                                              03/12/10    11,300,000     11,355,538
Freddie Mac
   0.14%                                              02/04/10    27,770,000     27,770,000(d)
   4.88%                                              02/09/10     3,830,000      3,950,821
                                                                                 51,234,511

CERTIFICATES OF DEPOSIT - 26.5%
Australia & NZ Banking Group
   0.35%                                              05/25/10    17,600,000     17,602,107(d)
Banco Bilbao Vizcaya Argentaria NY
   0.22%                                              02/17/10    14,800,000     14,800,104(d)
Bank of Montreal Chicago
   0.19%                                              02/22/10    19,000,000     19,000,000(d)
Barclays Bank PLC NY
   0.44%                                              05/03/10    14,750,000     14,750,000(d)
   0.70%                                              04/15/10    22,870,000     22,870,000(d)
BNP Paribas NY
   0.20%                                              03/01/10    22,450,000     22,450,000(d)
   0.31%                                              01/14/10    11,200,000     11,200,000(d)
Calyon New York
   0.60%                                              01/05/10    18,000,000     18,000,000(d)
Deutsche Bank Ag NY
   0.50%                                              01/06/10    14,470,000     14,470,000(d)
National Australia Bank NY
   0.18%                                              02/23/10    16,350,000     16,350,000(d)
Svenska Handelsbanken NY
   0.22%                                              02/11/10    26,000,000     26,000,296(d)
Toronto-Dominion Bank NY
   0.33%                                              05/17/10    14,650,000     14,650,552(d)
Westpac Banking Corp NY
   0.30%                                              10/06/10    11,150,000     11,149,915(d)
                                                                                223,292,974

COMMERCIAL PAPER - 37.7%
Allied Irish Banks NA
   0.53%                                              03/03/10    34,000,000     33,969,466(d)
Australia & NZ Banking Group
   0.21%                                              01/07/10    10,500,000     10,499,633(d)
Bank of America Corp.
   0.15%                                              01/08/10    28,100,000     28,099,180(d)
CBA Delaware Finance Inc.
   0.28%                                              06/10/10    33,950,000     33,907,751(d)
Danske Corp.
   0.19%                                              03/15/10    20,550,000     20,542,083(b,d)
   0.48%                                              01/19/10    18,130,000     18,125,649(d)
Eksportfinans ASA
   0.08%                                              01/04/10    21,770,000     21,769,855(d)
Her Majesty Rgt Canada
   0.30%                                              01/21/10     6,000,000      5,999,000(d)
HSBC USA Inc.
   0.10%                                              01/04/10     7,190,000      7,189,940(d)
   0.24%                                              04/14/10    22,750,000     22,734,378(d)
Nordea North America
   0.23%                                              02/05/10    20,150,000     20,145,494(d)
Societe Generale N Amer
   0.29%                                              05/17/10    18,893,000     18,872,302(d)
   0.34%                                              02/02/10    15,850,000     15,845,210(d)
Toronto Dominion Holding USA
   0.50%                                              02/08/10    17,660,000     17,650,679(b,d)
Toyota Motor Credit
   0.18%                                              02/03/10    23,800,000     23,796,073(d)
Westpac Banking Corp.
   0.28%                                              01/11/10    18,000,000     17,998,600(d)
                                                                                317,145,293

CORPORATE NOTES - 20.5%
Abbey National Treasury Services
   0.66%                                              02/25/10    20,490,000     20,490,000(d)
Bank of Nova Scotia Houston
   0.23%                                              12/17/10    21,000,000     21,000,000(d)
   0.43%                                              01/15/10    16,000,000     16,000,000(d)
Calyon NY
   0.28%                                              02/26/10     7,740,000      7,737,691(d)
   0.29%                                              02/22/10     5,400,000      5,399,885(d)
Credit Agricole (London)
   0.30%                                              05/28/10     2,290,000      2,286,761(b,d)
Deutsche Bank Ag NY
   0.78%                                              01/25/10     4,000,000      4,001,537(d)
European Investment Bank
   5.00%                                              02/08/10     6,280,000      6,310,246
Freddie Mac
   2.38%                                              05/28/10    24,200,000     24,407,488
KFW
   0.33%                                              01/21/10     9,140,000      9,141,970(d)
Procter & Gamble International Fn
   0.29%                                              05/07/10     9,170,000      9,172,245(d)
Rabobank Nederland NY
   0.26%                                              07/23/10    11,150,000     11,149,277(d)
   0.38%                                              04/26/10     6,270,000      6,270,000(d)
Royal Bank of Canada NY
   0.36%                                              01/26/10    29,560,000     29,560,000(d)
                                                                                172,927,100

REPURCHASE AGREEMENTS - 4.5%
Barclays
   0.00%                                              01/04/10    12,140,000     12,140,000(d)
Deutsche Bank Gov Agcy Repo
   0.01%                                              01/04/10    18,400,000     18,400,000(d)
HSBC Gov Agcy Repo
   0.01%                                              01/04/10     6,800,000      6,800,000(d)
                                                                                 37,340,000

TIME DEPOSIT - 4.8%
Bank of Ireland
   0.10%                                              01/04/10    30,810,000     30,810,000(d)
State Street Corp.
   0.01%                                              01/04/10     9,919,530      9,919,530(e)
                                                                                 40,729,530

TOTAL SHORT TERM INVESTMENTS                                                    858,756,711
   (COST $858,756,711)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.0)%                             (16,976,624)
                                                                               ------------
NET ASSETS - 100.0%                                                            $841,780,087
                                                                               ============

                          GE GOVERNMENT SECURITIES FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.



                                                                             Principal
                                                                              Amount        Value
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 81.0% +
U.S. TREASURIES - 61.8%
U.S. Treasury Bonds
   4.50%                                               08/15/39             $ 6,571,100   $ 6,422,225
U.S. Treasury Notes
   0.02%                                               11/30/11               7,539,100     7,489,922 (d)
   0.05%                                               01/31/11                  30,000        30,094 (d)
   1.00%                                               09/30/11 - 10/31/11    8,870,000     8,865,887 (d)
   1.75%                                               08/15/12               2,990,900     3,010,293
   2.13%                                               11/30/14              25,152,500    24,557,140
   3.38%                                               11/15/19              13,564,100    13,047,037 (h)
   4.75%                                               05/31/12               1,000,000     1,079,922 (h)
   4.88%                                               02/15/12                 500,000       538,008 (h)
                                                                                           65,040,528

FEDERAL AGENCIES - 12.9%
Federal Home Loan Mortgage Corp.
   5.00%                                               04/18/17               2,500,000     2,714,645 (h)
   5.25%                                               07/18/11              10,150,000    10,811,445 (h)
                                                                                           13,526,090

AGENCY MORTGAGE BACKED - 0.6%
Federal Home Loan Mortgage Corp.
   6.50%                                               04/01/31                   1,979         2,140 (h)
   7.00%                                               12/01/26 - 02/01/30          875           972 (h)
   7.50%                                               06/01/10 - 04/01/12       40,564        42,286 (h)
Federal National Mortgage Assoc.
   6.00%                                               06/01/35                  55,594        59,155 (h)
   7.50%                                               12/01/23                  54,163        60,851 (h)
   9.00%                                               05/01/21 - 07/01/21       10,910        12,548 (h)
   5.00%                                               TBA                      158,000       165,110 (c)
Government National Mortgage Assoc.
   8.50%                                               05/15/21 - 10/15/22        3,459         3,966 (h)
   9.00%                                               07/15/16                 253,853       282,435 (h)
                                                                                              629,463

ASSET BACKED - 0.3%
Bear Stearns Asset Backed Securities Trust (Class A)
   0.60%                                               01/25/34                   3,650         2,404 (i)
Option One Mortgage Loan Trust (Class A)
   1.07%                                               02/25/33                 283,721       194,762 (i)
Residential Asset Securities Corp. (Class A)
   0.87%                                               11/25/33                 392,282       127,704 (i)
                                                                                              324,870


CORPORATE NOTES - 5.3%
Bank of America Corp.
   7.63%                                               06/01/19               3,000,000     3,470,541
Teachers Insurance & Annuity Association of America
   6.85%                                               12/16/39               2,000,000     2,067,476 (b)
                                                                                            5,538,017

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Residential Accredit Loans Inc.
   0.53%                                               03/25/34                 101,671        76,485 (i)
Thornburg Mortgage Securities Trust (Class A)
   0.91%                                               04/25/43                  91,278        78,134 (i)
                                                                                              154,619

TOTAL BONDS AND NOTES                                                                      85,213,587
  (COST $85,562,082)

OTHER INVESTMENTS - 0.3%

GEI Investment Fund                                                                           351,584 (k)
  (COST $462,611)

TOTAL INVESTMENT IN SECURITIES                                                             85,565,171
  (COST $86,024,693)

SHORT-TERM INVESTMENTS - 18.6%

GE Money Market Fund Institutional Class
   0.01%                                                                                    7,528,414 (d,p)

                                                                           PRINCIPAL
                                                                            AMOUNT
---------------------------------------------------------------------------------------------------
U.S.Treasury Bill
   0.01%                                               01/21/10             $12,000,000    12,000,000 (d)

TOTAL SHORT-TERM INVESTMENTS                                                               19,528,414
  (COST $19,528,414)

TOTAL INVESTMENTS                                                                         105,093,585
  (COST $105,553,107)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                      83,243
                                                                                         ------------
NET ASSETS  - 100.0%                                                                     $105,176,828
                                                                                         ============

OTHER INFORMATION

The GE Government Securities Fund had the following long futures contracts open at December 31, 2009 (unaudited)

                                                                                          UNREALIZED
                                                 EXPIRATION  NUMBER OF      CURRENT      APPRECIATION)/
                  DESCRIPTION                       DATE     CONTRACTS  NOTIONAL VALUE  (DEPRICIATION)
-------------------------------------------------------------------------------------------------------

2 Yr. U.S.Treasury Notes Futures                 March 2010     65       $ 14,057,266      $ (37,085)
5 Yr. U.S.Treasury Notes Futures                 March 2010     14          1,601,359        (26,179)

The GE Government Securities Fund had the following short futures contracts open at December 31, 2009 (unaudited)

                                                                                          UNREALIZED
                                                 EXPIRATION  NUMBER OF      CURRENT      APPRECIATION)/
                  DESCRIPTION                       DATE     CONTRACTS  NOTIONAL VALUE  (DEPRICIATION)
-------------------------------------------------------------------------------------------------------
10 Yr. U.S.Treasury Notes Futures                March 2010      2        $ (230,906)        $ 6,088
                                                                                        ---------------
                                                                                           $ (57,176)
                                                                                        ===============

                            GE CORE VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                        NUMBER
                                                          OF
                                                        SHARES       VALUE
-----------------------------------------------------------------------------
COMMON STOCK - 96.4% +

AEROSPACE & DEFENSE - 3.4%
Alliant Techsystems, Inc.                                2,420   $    213,613(a)
Honeywell International Inc.                            10,083        395,254
ITT Corp.                                                7,764        386,181
Rockwell Collins, Inc.                                   5,747        318,154
                                                                    1,313,202

BEVERAGES - 2.8%
Molson Coors Brewing Co. (Class B)                       5,347        241,471
PepsiCo, Inc.                                           14,116        858,253
                                                                    1,099,724

BIOTECHNOLOGY - 1.6%
Amgen Inc.                                              11,091        627,418(a,h)

CAPITAL MARKETS - 5.0%
Ameriprise Financial, Inc.                              11,292        438,355
Morgan Stanley                                           8,873        262,641
State Street Corp.                                       5,041        219,485(e)
The Bank of New York Mellon Corp.                       19,762        552,743
The Charles Schwab Corp.                                 7,259        136,614
The Goldman Sachs Group, Inc                             2,017        340,550
                                                                    1,950,388

CHEMICALS - 1.1%
Air Products & Chemicals, Inc.                             511         41,422
Potash Corp of Saskatchewan Inc.                         3,428        371,938
                                                                      413,360

COMMERCIAL BANKS - 0.9%
Regions Financial Corp.                                 11,038         58,391
US Bancorp                                               9,074        204,256
Wells Fargo & Co.                                        3,529         95,248
                                                                      357,895

COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.                                     13,309        318,617(a)
Motorola, Inc.                                           4,599         35,688
                                                                      354,305

COMPUTERS & PERIPHERALS - 5.8%
Hewlett-Packard Co.                                     15,930        820,554
International Business Machines Corp.                   10,889      1,425,370
                                                                    2,245,924

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Bank of America Corp.                                   51,421        774,400
JPMorgan Chase & Co.                                    17,846        743,643
                                                                    1,518,043

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.                                               25,206        706,524
Verizon Communications Inc.                             10,083        334,050(h)
                                                                    1,040,574

ELECTRIC UTILITIES - 2.4%
Edison International                                    14,116        490,955
Entergy Corp.                                            3,025        247,566
Northeast Utilities                                      6,856        176,816
                                                                      915,337

ELECTRICAL EQUIPMENT - 1.2%
ABB Ltd. ADR                                            24,198        462,182(a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Corning Inc.                                            18,451        356,289

ENERGY EQUIPMENT & SERVICES - 2.6%
Halliburton Co.                                         15,426        464,168
National Oilwell Varco, Inc.                             5,545        244,479(a)
Schlumberger Ltd.                                        4,739        308,462
                                                                    1,017,109

FOOD & STAPLES RETAILING - 0.3%
CVS Caremark Corp.                                       4,033        129,903

FOOD PRODUCTS - 2.9%
Archer-Daniels-Midland Co.                               4,033        126,273
Kraft Foods Inc. (Class A)                               9,881        268,566
McCormick & Company Inc.                                13,006        469,907
Nestle S.A. ADR                                          5,041        243,732
                                                                    1,108,478

HEALTHCARE EQUIPMENT & SUPPLIES - 3.7%
Baxter International Inc.                                7,058        414,163
Becton Dickinson & Co.                                   4,840        381,682
Boston Scientific Corp.                                 22,182        199,638(a)
Covidien PLC                                             9,170        439,151
                                                                    1,434,634

HEALTHCARE PROVIDERS & SERVICES - 1.6%
Cardinal Health, Inc.                                   14,317        461,580
McKesson Corp.                                           2,420        151,250
                                                                      612,830

HOUSEHOLD PRODUCTS - 3.9%
Clorox Co.                                               2,319        141,459
Kimberly-Clark Corp.                                     4,436        282,618
The Procter & Gamble Co.                                17,846      1,082,003
                                                                    1,506,080

INDUSTRIAL CONGLOMERATES - 0.4%
Siemens AG ADR                                           1,533        140,576

INSURANCE - 5.8%
ACE Ltd.                                                11,393        574,207
AON Corp.                                                6,654        255,114
MetLife, Inc.                                           13,107        463,332
PartnerRe Ltd.                                           3,583        267,507
Principal Financial Group, Inc.                         11,091        266,628
Prudential Financial, Inc.                               8,469        421,417
                                                                    2,248,205

INTERNET SOFTWARE & SERVICES - 0.2%
AOL Inc.                                                 2,979         69,351(a)

IT SERVICES - 1.7%
Accenture PLC                                            1,431         59,387
The Western Union Co.                                   31,558        594,868
                                                                      654,255

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Technologies Corp.                                  3,428        179,044(a)
Thermo Fisher Scientific, Inc.                           4,335        206,736(a)
                                                                      385,780

MACHINERY - 2.1%
Deere & Co.                                              8,268        447,216
Eaton Corp.                                              5,545        352,773
                                                                      799,989

MEDIA - 5.7%
Comcast Corp. (Class A)                                  4,598         73,614
Omnicom Group Inc.                                      20,669        809,191
The Walt Disney Co.                                     11,091        357,685
Time Warner Inc.                                        32,768        954,860
                                                                    2,195,350

METALS & MINING - 2.6%
Allegheny Technologies Inc.                              6,654        297,900
Barrick Gold Corp.                                       6,050        238,249
Freeport-McMoRan Copper & Gold Inc.                      5,747        461,427(a)
                                                                      997,576

MULTILINE RETAIL - 0.3%
Target Corp.                                             2,218        107,285

MULTI-UTILITIES - 1.3%
Dominion Resources, Inc.                                12,603        490,509

OIL, GAS & CONSUMABLE FUELS - 9.2%
Apache Corp.                                             3,731        384,927
Chesapeake Energy Corp.                                  2,823         73,059
Chevron Corp.                                            9,578        737,410
Devon Energy Corp.                                       7,764        570,654
Exxon Mobil Corp.                                       13,107        893,766
Marathon Oil Corp.                                      18,149        566,612
Occidental Petroleum Corp.                               4,033        328,085
                                                                    3,554,513

PAPER & FOREST PRODUCTS - 0.7%
Weyerhaeuser Co.                                         6,050        260,997

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                      2,044         64,386

PHARMACEUTICALS - 5.8%
Abbott Laboratories                                      3,025        163,320
Bristol-Myers Squibb Co.                                25,912        654,278
Johnson & Johnson                                       11,595        746,834
Merck & Company Inc.                                     2,218         81,046
Pfizer Inc.                                             33,776        614,385
                                                                    2,259,863

ROAD & RAIL - 1.1%
Union Pacific Corp.                                      6,453        412,347

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Intel Corp.                                             25,206        514,202
Kla-Tencor Corp.                                         1,327         47,984
Microchip Technology Inc.                                5,545        161,138
Nvidia Corp.                                             4,088         76,364(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR     22,182        253,762
Texas Instruments Inc.                                   7,864        204,936
                                                                    1,258,386

SOFTWARE - 3.5%
Microsoft Corp.                                         33,272      1,014,463
Oracle Corp.                                            14,116        346,407
                                                                    1,360,870

SPECIALTY RETAIL - 1.5%
Bed Bath & Beyond, Inc.                                  7,259        280,415(a)
Lowe's Companies, Inc.                                  13,611        318,361
                                                                      598,776

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                       818         54,045

TOBACCO - 1.6%
Altria Group, Inc.                                       5,041         98,955
Philip Morris International Inc.                        10,587        510,188
                                                                      609,143

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. (Class A)                           7,461        322,390(a)
TOTAL COMMON STOCK                                                 37,308,267
   (COST $34,159,781)

PREFERRED STOCK - 0.2%
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Bank of America Corp.                                    3,977         59,337(a)
TOTAL PREFERRED STOCK                                                  59,337
   (COST $59,655)

EXCHANGE TRADED FUNDS - 1.6%
Financial Select Sector SPDR Fund                        8,679        124,891(o)
Industrial Select Sector SPDR Fund                      17,756        493,439(h,o)
TOTAL EXCHANGE TRADED FUNDS                                           618,330
   (COST $850,184)

OTHER INVESTMENTS - 0.0%*
GEI Investment Fund                                                    11,537(k)
   (COST $15,180)

TOTAL INVESTMENTS IN SECURITIES                                    37,997,471
   (COST $35,084,800)

SHORT-TERM INVESTMENTS - 2.3%
GE Money Market Fund Institutional Class
   0.01%                                                              896,378(d,p)
   (COST $896,378)
TOTAL INVESTMENTS                                                  38,893,849
   (COST $35,981,178)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.5)%                  (187,012)
                                                                 ------------
NET ASSETS  - 100%                                               $ 38,706,837
                                                                 ============

OTHER INFORMATION

The GE Core Value Equity Fund had the following long futures contracts open at December 31, 2009 (unaudited):

                                                        CURRENT     UNREALIZED
                              EXPIRATION   NUMBER OF   NOTIONAL    APPRECIATION/
          DESCRIPTION            DATE      CONTRACTS     VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 EMini Index Futures   March 2010       8       $444,280      $(2,572)

                              GE TOTAL RETURN FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                         NUMBER OF
                                                                          SHARES         VALUE
----------------------------------------------------------------------------------------------------------

Domestic Equity - 33.2% +

AEROSPACE & DEFENSE - 0.8%
Alliant Techsystems, Inc.                                                $    3,518   $   310,534(a)
Hexcel Corp.                                                                 16,160       209,757(a,h)
Honeywell International Inc.                                                  3,702       145,118
ITT Corp.                                                                     5,709       283,965
Rockwell Collins, Inc.                                                        2,110       116,810
                                                                                        1,066,184

BEVERAGES - 0.8%
Brown-Forman Corp. (Class B)                                                    307        16,446
Molson Coors Brewing Co. (Class B)                                            1,961        88,559
PepsiCo, Inc.                                                                16,260       988,608
                                                                                        1,093,613

BIOTECHNOLOGY - 1.5%
Amgen Inc.                                                                   19,175     1,084,729(a,h)
Gilead Sciences, Inc.                                                        17,103       740,218(a)
Vertex Pharmaceuticals Inc.                                                   4,352       186,483(a)
                                                                                        2,011,430

CAPITAL MARKETS - 1.9%
Affiliated Managers Group Inc.                                                3,260       219,561(a)
Ameriprise Financial, Inc.                                                    4,148       161,025
Invesco Ltd.                                                                  7,590       178,289
Morgan Stanley                                                                3,256        96,378
State Street Corp.                                                           17,741       772,443(e)
The Bank of New York Mellon Corp.                                             7,255       202,922
The Charles Schwab Corp.                                                      5,513       103,755
The Goldman Sachs Group, Inc                                                  4,816       813,134
                                                                                        2,547,507

CHEMICALS - 0.8%
Air Products & Chemicals, Inc.                                                  185        14,996
Intrepid Potash, Inc.                                                         4,901       142,962(a)
Monsanto Co.                                                                  6,752       551,976
Praxair, Inc.                                                                 5,017       402,915
                                                                                        1,112,849

COMMERCIAL BANKS - 0.2%
Regions Financial Corp.                                                      17,719        93,734
SunTrust Banks, Inc.                                                          3,354        68,053
US Bancorp                                                                    3,331        74,981
Wells Fargo & Co.                                                             1,297        35,006
Zions Bancorporation                                                          1,732        22,222
                                                                                          293,996

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Corrections Corporation of America                                           21,779       534,675(a)
Iron Mountain Inc.                                                            7,544       171,701(a)
Stericycle, Inc.                                                              1,311        72,328(a)
                                                                                          778,704

COMMUNICATIONS EQUIPMENT - 1.6%
Cisco Systems, Inc.                                                          40,444       968,230(a)
Juniper Networks, Inc.                                                        7,587       202,345(a)
Motorola, Inc.                                                                1,665        12,920
QUALCOMM Inc.                                                                19,645       908,778
                                                                                        2,092,273

COMPUTERS & PERIPHERALS - 0.8%
Hewlett-Packard Co.                                                           5,848       301,230
International Business Machines Corp.                                         3,997       523,207
Synaptics Inc.                                                                7,903       242,227(a)
                                                                                        1,066,664

DIVERSIFIED FINANCIAL SERVICES - 1.2%
Bank of America Corp.                                                        18,870       284,182
CME Group Inc.                                                                2,306       774,701
JPMorgan Chase & Co.                                                          9,234       384,780
MSCI Inc. (Class A)                                                           2,510        79,818(a)
                                                                                        1,523,481

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.                                                                     9,255       259,418
Verizon Communications Inc.                                                   3,702       122,647
                                                                                          382,065

ELECTRIC UTILITIES - 0.6%
Edison International                                                          5,183       180,265
Entergy Corp.                                                                 1,111        90,924
ITC Holdings Corp.                                                            5,659       294,777
Northeast Utilities                                                           9,751       251,479
                                                                                          817,445

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Cogent, Inc.                                                                 10,173       105,697(a)
Corning Inc.                                                                 12,998       250,991
                                                                                          356,688

ENERGY EQUIPMENT & SERVICES - 1.1%
Dresser-Rand Group Inc.                                                       5,040       159,314(a)
Halliburton Co.                                                               5,663       170,400
National Oilwell Varco, Inc.                                                  2,036        89,767(a)
Noble Corp.                                                                   3,932       160,032
Schlumberger Ltd.                                                            12,292       800,087
                                                                                        1,379,600

FOOD & STAPLES RETAILING - 0.1%
CVS Caremark Corp.                                                            1,480        47,671

FOOD PRODUCTS - 0.5%

Archer-Daniels-Midland Co.                                                    1,480        46,339
Kraft Foods Inc. (Class A)                                                    3,627        98,582
McCormick & Company Inc.                                                      9,685       349,919(h)
Sara Lee Corp.                                                               10,793       131,459
                                                                                          626,299

GAS UTILITIES - 0.1%
EQT CORP.                                                                     2,236        98,205

HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
Baxter International Inc.                                                     2,590       151,981
Becton Dickinson & Co.                                                        1,776       140,055
Boston Scientific Corp.                                                       8,145        73,305(a)
Covidien PLC                                                                  9,970       477,464
DENTSPLY International Inc.                                                   2,587        90,985
Gen-Probe Inc.                                                                2,694       115,573(a)
Hologic, Inc.                                                                13,145       190,603(a)
Masimo Corp.                                                                  8,745       266,023(a)
Medtronic, Inc.                                                               6,355       279,493
ResMed, Inc.                                                                  6,191       323,604(a)
                                                                                        2,109,086

HEALTHCARE PROVIDERS & SERVICES - 1.2%
Aetna Inc.                                                                    4,179       132,474
Cardinal Health, Inc.                                                         5,255       169,421
Catalyst Health Solutions, Inc.                                               5,145       187,638(a)
Express Scripts, Inc.                                                         6,912       597,542(a)
McKesson Corp.                                                                  890        55,625
Psychiatric Solutions, Inc.                                                   1,783        37,693(a)
UnitedHealth Group, Inc.                                                     12,821       390,784
                                                                                        1,571,177

HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                                7,660       242,745(a)
Marriott International, Inc. (Class A)                                        1,553        42,319
Penn National Gaming, Inc.                                                    5,188       141,010(a)
The Cheesecake Factory Inc.                                                   6,056       130,749(a)
                                                                                          556,823

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                            2,467        76,576

HOUSEHOLD PRODUCTS - 0.4%
Clorox Co.                                                                      851        51,911
Kimberly-Clark Corp.                                                          1,629       103,784
The Procter & Gamble Co.                                                      6,549       397,066
                                                                                          552,761

INDUSTRIAL CONGLOMERATES - 0.2%
McDermott International, Inc.                                                 2,976        71,454(a)
Textron, Inc.                                                                10,047       188,984
                                                                                          260,438

INSURANCE - 1.3%
ACE Ltd.                                                                      8,784       442,713
AFLAC Inc.                                                                    6,019       278,379
AON Corp.                                                                     2,443        93,665
HCC Insurance Holdings, Inc.                                                 12,935       361,792
MetLife, Inc.                                                                 4,812       170,104
PartnerRe Ltd.                                                                1,332        99,447
Principal Financial Group, Inc.                                               4,070        97,843
Prudential Financial, Inc.                                                    3,087       153,609
                                                                                        1,697,552

INTERNET SOFTWARE & SERVICES - 0.6%
AOL Inc.                                                                      1,093        25,445(a)
Equinix, Inc.                                                                   532        56,472(a)
Google Inc. (Class A)                                                           824       510,863(a)
MercadoLibre, Inc.                                                            3,076       159,552(a)
                                                                                          752,332

IT SERVICES - 1.5%
Accenture PLC                                                                   518        21,497
Affiliated Computer Services, Inc. (Class A)                                  3,263       194,768(a)
Cognizant Technology Solutions Corp. (Class A)                                5,332       241,540(a)
Cybersource Corp.                                                             5,426       109,117(a)
DST Systems, Inc.                                                             1,550        67,503(a)
Paychex, Inc.                                                                 4,899       150,105
Telvent GIT S.A.                                                              1,455        56,716
The Western Union Co.                                                        33,524       631,928
Visa, Inc. (Class A)                                                          5,070       443,422
                                                                                        1,916,596

LIFE SCIENCES TOOLS & SERVICES - 0.7%
Covance Inc.                                                                  4,008       218,717(a)
Illumina, Inc.                                                                4,760       145,894(a)
Life Technologies Corp.                                                       1,258        65,705(a)
Mettler-Toledo International, Inc.                                            1,711       179,638(a)
Thermo Fisher Scientific, Inc.                                                6,539       311,845(a)
                                                                                          921,799

MACHINERY - 0.4%
Deere & Co.                                                                   3,035       164,163
Eaton Corp.                                                                   2,036       129,530
Harsco Corp.                                                                  7,223       232,797
                                                                                          526,490

MEDIA - 1.4%
Comcast Corp. (Class A)                                                       1,669        26,721
DIRECTV  (Class A)                                                           12,856       428,747(a)
Liberty Global, Inc. (Series C)                                              13,124       286,759(a)
Omnicom Group Inc.                                                           12,660       495,639
Regal Entertainment Group (Class A)                                          11,987       173,092
The Walt Disney Co.                                                           4,071       131,290
Time Warner Inc.                                                             12,027       350,467
                                                                                        1,892,715

METALS & MINING - 0.4%
Allegheny Technologies Inc.                                                   5,769       258,278
Freeport-McMoRan Copper & Gold Inc.                                           3,291       264,234(a)
                                                                                          522,512

MULTILINE RETAIL - 0.5%
Dollar General Corp.                                                          5,333       119,619(a)
Kohl's Corp.                                                                  4,797       258,702(a)
Target Corp.                                                                  7,044       340,718
                                                                                          719,039

MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                                      4,627       180,083
SCANA Corp.                                                                   2,999       113,002
                                                                                          293,085

OIL, GAS & CONSUMABLE FUELS - 1.9%
Apache Corp.                                                                  2,861       295,170
Chesapeake Energy Corp.                                                       1,036        26,812
Chevron Corp.                                                                 3,515       270,620
Devon Energy Corp.                                                            2,850       209,475
Exxon Mobil Corp.                                                             7,904       538,973(h)
Marathon Oil Corp.                                                           17,698       552,532
Occidental Petroleum Corp.                                                    1,481       120,479
Peabody Energy Corp.                                                          2,617       118,315
Southwestern Energy Co.                                                       8,325       401,265(a)
                                                                                        2,533,641

PAPER & FOREST PRODUCTS - 0.1%
Weyerhaeuser Co.                                                              2,220        95,771

PERSONAL PRODUCTS - 0.2%
Alberto-Culver Co.                                                            4,720       138,249
Avon Products, Inc.                                                             740        23,310
Mead Johnson Nutrition Co. (Class A)                                          2,724       119,039(a)
                                                                                          280,598

PHARMACEUTICALS - 0.6%
Abbott Laboratories                                                           1,111        59,983
Bristol-Myers Squibb Co.                                                      9,513       240,203
Johnson & Johnson                                                             4,255       274,065
Merck & Company Inc.                                                            815        29,780
Pfizer Inc.                                                                  12,399       225,538
                                                                                          829,569

PROFESSIONAL SERVICES - 0.1%
HIS, Inc. (Class A)                                                           2,939       161,087(a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.1%
Douglas Emmett, Inc. (REIT)                                                   5,439        77,506
SL Green Realty Corp. (REIT)                                                  1,619        81,339
                                                                                          158,845

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                       29,766       403,925(a,h)

ROAD & RAIL - 0.1%
Union Pacific Corp.                                                           2,368       151,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Hittite Microwave Corp.                                                       5,223       212,837(a)
Intel Corp.                                                                  21,660       441,864
Kla-Tencor Corp.                                                                483        17,465
Marvell Technology Group Ltd.                                                13,674       283,736(a)
Microchip Technology Inc.                                                     2,036        59,166
Nvidia Corp.                                                                  1,480        27,646(a)
Texas Instruments Inc.                                                        2,888        75,261
                                                                                        1,117,975

SOFTWARE - 2.0%
Activision Blizzard, Inc.                                                    18,713       207,901(a,h)
Blackboard Inc.                                                               3,188       144,703(a)
Citrix Systems, Inc.                                                          4,750       197,648(a)
Intuit, Inc.                                                                  8,280       254,279(a)
Microsoft Corp.                                                              39,244     1,196,550(h)
Oracle Corp.                                                                  5,183       127,191
Rovi Corp.                                                                   14,451       460,553(a)
                                                                                        2,588,825

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                                      16,934       654,161(a)
Lowe's Companies, Inc.                                                       26,987       631,226
O'Reilly Automotive, Inc.                                                     4,935       188,122(a)
Urban Outfitters, Inc.                                                        2,722        95,243(a)
                                                                                        1,568,752

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Coach, Inc.                                                                   5,673       207,235
NIKE, Inc. (Class B)                                                            296        19,557
                                                                                          226,792

THRIFTS & MORTGAGE FINANCE - 0.1%
People's United Financial, Inc.                                               9,351       156,162

TOBACCO - 0.2%
Altria Group, Inc.                                                            1,852        36,355
Philip Morris International Inc.                                              3,885       187,218
                                                                                          223,573

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                            7,459       167,156

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (Class A)                                                8,055       348,057(a)
NII Holdings, Inc.                                                           26,177       879,023(a)
Syniverse Holdings, Inc.                                                      6,884       120,332(a)
                                                                                        1,347,412

TOTAL DOMESTIC EQUITY                                                                  43,675,053
  (COST $40,721,118)

FOREIGN EQUITY - 29.0%

AEROSPACE & DEFENSE - 0.2%
CAE, Inc.                                                                    29,025     $ 242,809

AUTO COMPONENTS - 0.1%
Hankook Tire Company Ltd.                                                     3,640        79,558(a)

AUTOMOBILES - 0.8%
Daimler AG (Regd.)                                                            3,355       178,849
Suzuki Motor Corp.                                                           16,000       394,201
Toyota Motor Corp.                                                           11,006       464,223
                                                                                        1,037,273

BEVERAGES - 0.2%
Coca-Cola Icecek AS (Class C)                                                 7,564        75,323
Heineken N.V.                                                                 3,793       180,218
                                                                                          255,541

BUILDING PRODUCTS - 0.1%
Asahi Glass Company Ltd.                                                      7,000        66,613
Daikin Industries Ltd.                                                        3,000       118,543
                                                                                          185,156

CAPITAL MARKETS - 1.0%
Credit Suisse Group AG (Regd.)                                                5,967       295,813
Egyptian Financial Group-Hermes Holding                                      13,321        60,634
Mirae Asset Securities Company Ltd.                                             695        38,726
Nomura Holdings Inc.                                                        116,321       865,413
Woori Investment & Securities Company Ltd.                                    2,600        37,040
Yuanta Financial Holding Company Ltd.                                        59,782        43,742
                                                                                        1,341,368

CHEMICALS - 1.3%
Linde AG                                                                      3,563       429,637
Potash Corp of Saskatchewan Inc.                                              1,258       136,493
Potash Corp of Saskatchewan Inc.                                              4,770       520,475
Sinofert Holdings Ltd.                                                      109,693        60,844
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                        4,039       151,746
SODIFF Advanced Materials Company Ltd.                                          594        48,292(a)
Syngenta AG                                                                   1,107       312,837
Taiwan Fertilizer Company Ltd.                                               19,000        67,653
                                                                                        1,727,977

COMMERCIAL BANKS - 4.3%
Akbank TAS                                                                   11,151        70,662
Axis Bank Ltd.                                                                1,682        35,484
Banco do Brasil S.A.                                                          1,595        27,175
Banco Santander Brasil S.A.                                                  26,500       363,326
Banco Santander Chile ADR                                                       601        38,933
Banco Santander S.A. (Regd.)                                                 48,383       800,182
Bank of China Ltd.                                                           43,721        23,493
BNP Paribas                                                                   9,886       784,794
China Construction Bank Corp.                                                47,000        40,141
China Merchants Bank Company Ltd.                                            21,350        55,546
Credit Agricole S.A.                                                         26,063       457,785
Grupo Financiero Banorte SAB de C.V. (Series O)                              12,233        44,208
Halyk Savings Bank of Kazakhstan JSC GDR                                        430         4,085(a)
HSBC Holdings PLC                                                            65,033       741,757
Industrial & Commercial Bank of China                                        95,499        78,643
Intesa Sanpaolo S.p.A.                                                       77,747       350,156

Kazkommertsbank GDR                                                           4,973        45,254(a)
KB Financial Group Inc.                                                       5,715       291,009(a)
Lloyds Banking Group PLC                                                    410,326       330,068
Metropolitan Bank & Trust                                                    48,900        47,345
Mitsubishi UFJ Financial Group Inc.                                         115,641       569,867
Raiffeisen International Bank Holding AG (Regd.)                                719        40,201
Siam Commercial Bank PCL                                                     10,878        27,489
Standard Bank Group Ltd.                                                      3,200        44,049
Sumitomo Mitsui Financial Group Inc.                                            877        25,177
The Bank of Yokohama Ltd.                                                    46,702       213,028
UniCredit S.p.A                                                              36,335       121,597
                                                                                        5,671,454

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Brambles Ltd.                                                                73,175       444,344
G4S PLC                                                                      41,821       175,258
G4S PLC                                                                      20,071        83,874
Pan Asia Environmental Protection Group Ltd.                                 39,025         6,041
                                                                                          709,517

COMMUNICATIONS EQUIPMENT - 0.9%
Nokia Oyj                                                                    10,067       130,275
Research In Motion Ltd.                                                      10,969       740,846(a)
Research In Motion Ltd.                                                       3,668       248,522(a)
Telefonaktiebolaget LM Ericsson  (Series B)                                   6,873        63,402
ZTE Corp.                                                                     6,672        41,188
                                                                                        1,224,233

COMPUTERS & PERIPHERALS - 0.1%
Asustek Computer Inc.                                                        22,262        42,878
HTC Corp.                                                                     7,143        81,834
                                                                                          124,712

CONSTRUCTION & ENGINEERING - 0.5%
China Communications Construction Company Ltd.                               47,000        44,654
China State Construction International Holdings Ltd.                         86,134        36,109
Doosan Heavy Industries and Construction Company Ltd.                         1,181        82,093(a)
Empresas ICA SAB de C.V.                                                     18,678        43,635(a)
Larsen & Toubro Ltd.                                                          6,078       218,787
Murray & Roberts Holdings Ltd.                                                6,267        39,282
Vinci S.A.                                                                    4,048       227,976
                                                                                          692,536

CONSTRUCTION MATERIALS - 0.2%
CRH PLC                                                                      10,294       281,606

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Deutsche Boerse AG                                                            3,502       290,242
Reliance Capital Ltd.                                                         1,400        25,697
                                                                                          315,939

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telefonica S.A.                                                              13,203       369,848
Telekomunikasi Indonesia Tbk PT (Series B)                                   52,500        52,260
Telstra Corporation Ltd.                                                     40,852       125,748
                                                                                          547,856

ELECTRIC UTILITIES - 0.4%
CEZ AS                                                                          535        25,082
E.ON AG                                                                       5,957       250,249
Iberdrola S.A.                                                               24,857       238,398
                                                                                          513,729

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd. (Regd.)                                                             11,166       215,307(a)
ABB Ltd. ADR                                                                  8,886       169,723(a)
Alstom S.A.                                                                     571        39,967
Schneider Electric S.A.                                                       1,914       222,732
Zhuzhou CSR Times Electric Company Ltd.                                      21,375        43,614
                                                                                          691,343

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Delta Electronics, Inc.                                                      32,785       103,134
HON HAI Precision Industry Company Ltd.                                      12,892        60,291
Prime View International Company Ltd.                                         4,000        10,451
                                                                                          173,876

ENERGY EQUIPMENT & SERVICES - 0.7%
Saipem S.p.A.                                                                 2,761        95,363
Tesco Corp.                                                                   7,401        95,547(a)
Transocean Ltd.                                                               8,185       677,718(a)
                                                                                          868,628

FOOD & STAPLES RETAILING - 0.8%
Koninklijke Ahold N.V.                                                       12,897       171,011
Metro AG                                                                      4,122       251,953
President Chain Store Corp.                                                  12,224        29,037(a)
Tesco PLC                                                                    70,804       488,356
X5 Retail Group N.V. GDR                                                      1,537        49,030(a)
                                                                                          989,387

FOOD PRODUCTS - 1.2%
China Agri-Industries Holdings Ltd.                                          36,000        47,030
Cosan SA Industria e Comercio                                                 7,600       111,611(a)
Groupe Danone                                                                 5,419       332,473
IOI Corp. Bhd                                                                26,400        42,038
Nestle S.A. (Regd.)                                                          17,611       855,304
Nestle S.A. ADR                                                               1,851        89,496
Perdigao S.A.                                                                 2,300        59,862(a)
Want Want China Holdings Ltd.                                                37,679        26,310
                                                                                        1,564,124

HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%
Cie Generale d'Optique Essilor International S.A.                             8,491       508,285

HEALTHCARE PROVIDERS & SERVICES - 0.1%
Diagnosticos da America S.A.                                                  1,379        45,083(a)
Fleury S.A.                                                                   4,724        49,836(a)
                                                                                           94,919

HOUSEHOLD DURABLES - 0.1%
Desarrolladora Homex SAB de C.V.                                              7,409        41,655(a)
Dynamex, Inc.                                                                 1,070       111,546
                                                                                          153,201

HOUSEHOLD PRODUCTS - 0.5%
Reckitt Benckiser Group PLC                                                  13,120       710,033

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Huaneng Power International, Inc.                                            44,940        25,160

INDUSTRIAL CONGLOMERATES - 0.9%
Chongqing Machinery & Electric Company Ltd.                                 159,106        37,624(a)
Koninklijke Philips Electronics N.V.                                         15,770       466,541
MAX India Ltd.                                                                6,896        32,831(a)
Siemens AG (Regd.)                                                            6,367       584,794
Siemens AG ADR                                                                  555        50,894
                                                                                        1,172,684

INSURANCE - 1.1%
AXA S.A.                                                                     11,232       263,936
China Life Insurance Company Ltd.                                            16,855        82,577
Prudential PLC                                                               42,237       432,255
Samsung Fire & Marine Insurance Company Ltd.                                    280        47,927
Sony Financial Holdings Inc.                                                    125       325,443(a)
Tong Yang Life Insurance                                                      2,811        33,795(a)
Zurich Financial Services AG                                                    916       200,395
                                                                                        1,386,328

INTERNET SOFTWARE & SERVICES - 0.2%
Baidu, Inc ADR                                                                  531       218,363(a)

MACHINERY - 0.3%
China South Locomotive and Rolling Stock Corp.                              318,686       232,706
Mitsubishi Heavy Industries Ltd.                                             42,000       148,196
                                                                                          380,902

MARINE - 0.0%*
A P Moller - Maersk A/S  (Series B)                                               8        56,257

MEDIA - 0.4%
Focus Media Holding Ltd. ADR                                                  4,059        64,335(a)
Vivendi                                                                      14,278       424,122
                                                                                          488,457

METALS & MINING - 2.0%
Antofagasta PLC                                                               4,973        79,091
Barrick Gold Corp.                                                            2,221        87,463
BHP Billiton PLC                                                             18,599       592,807
China Molybdenum Company Ltd.                                                27,000        21,508
Harmony Gold Mining Company Ltd. ADR                                          5,556        56,504
Hidili Industry International Development Ltd.                               24,615        30,620
Kinross Gold Corp.                                                            4,952        91,496
New World Resources N.V. (Class A)                                            4,659        41,951
POSCO                                                                           160        84,379
Rio Tinto PLC (Regd.)                                                        11,227       606,090
Sumitomo Metal Industries Ltd.                                              153,003       411,455
Tata Steel Ltd.                                                               2,644        34,841
ThyssenKrupp AG                                                               3,671       138,117
Vale S.A.                                                                    11,343       281,533(h)
                                                                                        2,557,855

MULTI-UTILITIES - 0.7%
National Grid PLC                                                            50,757       553,888
Veolia Environnement                                                          9,844       324,761
                                                                                          878,649

OIL, GAS & CONSUMABLE FUELS - 2.5%
BG Group PLC                                                                 19,767       356,841
BP PLC                                                                       29,459       284,399
China Shenhua Energy Company Ltd.                                            12,000        58,247
CNOOC Ltd.                                                                   49,000        76,208
ENI S.p.A.                                                                   11,329       288,743
Gazprom OAO ADR                                                               6,795       170,215(h)
LUKOIL ADR                                                                    3,891       222,955
Paladin Energy Ltd.                                                          46,951       175,479(a)
PetroChina Company Ltd.                                                      54,000        64,192
Petroleo Brasileiro S.A. ADR                                                 10,650       451,454(h)
Reliance Industries Ltd.                                                      1,140        26,705
Reliance Industries Ltd. GDR                                                  1,320        61,380(b)
Suncor Energy Inc.                                                            7,895       278,772
Suncor Energy Inc.                                                            4,946       175,553
Total S.A.                                                                    8,324       535,097
                                                                                        3,226,240

PERSONAL PRODUCTS - 0.2%
Shiseido Company Ltd.                                                        11,647       223,940

PHARMACEUTICALS - 1.7%
Bayer AG                                                                      7,487       599,637
Daiichi Sankyo Company Ltd.                                                   6,700       140,569
Novartis AG (Regd.)                                                           6,909       377,551
Roche Holding AG                                                              5,949     1,018,044
Sinopharm Group Co.                                                             513         1,823(a)
Teva Pharmaceutical Industries Ltd. ADR                                       1,289        72,416
                                                                                        2,210,040

PROFESSIONAL SERVICES - 0.1%
The Capita Group PLC                                                          6,076        73,452

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CapitaLand Ltd.                                                              29,000        86,085
Franshion Properties China Ltd.                                              85,447        30,009
Hung Poo Real Estate Development Corp.                                       33,825        54,346
Mitsubishi Estate Company Ltd.                                               22,982       367,085
Shenzhen Investment Ltd.                                                     50,941        21,425
                                                                                          558,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
ASM Pacific Technology Ltd.                                                   4,183        39,545
Samsung Electronics Company Ltd.                                                850       582,871
Taiwan Semiconductor Manufacturing Company Ltd.                             256,483       516,934
Taiwan Semiconductor Manufacturing Company Ltd. ADR                          16,558       189,423
                                                                                        1,328,773

SOFTWARE - 0.1%
Shanda Interactive Entertainment Ltd. ADR                                     1,500        78,915(a)

SPECIALTY RETAIL - 0.6%
Esprit Holdings Ltd.                                                         41,469       275,110
Hennes & Mauritz AB (Series B)                                                2,768       153,762
Yamada Denki Company Ltd.                                                     5,490       370,523
                                                                                          799,395

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Adidas AG                                                                     4,947       268,180

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Mitsubishi Corp.                                                              6,000       149,516

TRANSPORTATION INFRASTRUCTURE - 0.0%
Dalian Port PDA Company Ltd.                                                 79,783        30,674

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
America Movil SAB de C.V. ADR (Series L)                                      1,985        93,255
China Mobile Ltd.                                                            21,496       199,993
Mobile Telesystems OJSC ADR                                                   4,300       210,228
MTN Group Ltd.                                                               21,760       347,103
Philippine Long Distance Telephone Co.                                          516        29,131
Vodafone Group PLC                                                          127,707       295,668
                                                                                        1,175,378

TOTAL COMMON STOCK                                                                     37,993,168
  (COST $35,937,437)

PREFERRED STOCK - 0.6%

COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                             8,091       179,578

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Bank of America Corp.                                                        11,063       165,060(a)

ELECTRIC UTILITIES - 0.0%*
Cia Energetica de Minas Gerais                                                1,818        32,956

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                              2,536        34,915

METALS & MINING - 0.2%
Cia Vale do Rio Doce                                                         10,002       242,132

OIL, GAS & CONSUMABLE FUELS - 0.1%
Petroleo Brasileiro S.A.                                                      4,065        85,558

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Vivo Participacoes S.A.                                                       3,478       108,697

TOTAL PREFERRED STOCK                                                                     848,896
(COST $569,068)

TOTAL FOREIGN EQUITY                                                                   38,842,064
  (COST $36,506,505)

                                                                          PRINCIPAL
                                                                           AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 21.2%
U.S. TREASURIES - 4.6%
U.S. Treasury Bonds
  4.50%                                            08/15/39             $ 1,018,800   $   995,718
U.S. Treasury Notes
  0.02%                                            11/30/11               1,526,800     1,516,841(d)
  0.05%                                            01/31/11                 136,000       136,425(d)
  1.00%                                            10/31/11                 824,000       823,258(d)
  1.25%                                            11/30/10                  41,100        41,389
  1.75%                                            08/15/12                 230,100       231,592
  2.13%                                            11/30/14               1,124,400     1,097,785
  3.38%                                            11/15/19               1,020,100       981,214(h)
  4.50%                                            11/15/10                  13,000        13,452
  4.63%                                            10/31/11                 191,000       203,393
                                                                                        6,041,067

AGENCY MORTGAGE BACKED - 5.1%
Federal Home Loan Mortgage Corp.
  4.50%                                            06/01/33 - 02/01/35       18,741        18,797(h)
  5.00%                                            07/01/35                  58,144        59,795(h)
  5.50%                                            05/01/20 - 04/01/39      645,297       680,307(h)
  6.00%                                            04/01/17 - 11/01/37      396,980       422,710(h)
  6.50%                                            06/01/29                  12,952        14,021(h)
  7.00%                                            10/01/16 - 08/01/36       37,280        40,963(h)
  7.50%                                            12/01/30 - 09/01/33       14,727        16,546(h)
  8.00%                                            04/01/30 - 11/01/30        3,048         3,499(h)
  9.00%                                            04/01/16 - 06/01/21        2,549         2,826(h)
Federal National Mortgage Assoc.
  4.00%                                            05/01/19 - 06/01/19       58,217        59,497(h)
  4.50%                                            05/01/18 - 12/01/34      230,000       237,051(h)
  5.00%                                            07/01/20 - 04/01/39      340,916       351,209(h)
  5.47%                                            04/01/37                   2,574         2,695(i)
  5.50%                                            03/01/14 - 12/01/38    1,938,342     2,039,186(h)
  5.81%                                            03/01/37                   2,670         2,802(i)
  6.00%                                            07/01/14 - 11/01/39    1,628,006     1,738,342(h)
  6.50%                                            01/01/15 - 08/01/34       88,473        95,669(h)
  7.00%                                            10/01/16 - 12/01/33       11,150        12,147(h)
  7.50%                                            09/01/13 - 03/01/34       46,874        52,566(h)
  8.00%                                            12/01/11 - 11/01/33       21,694        24,644(h)
  8.50%                                            07/01/30 - 05/01/31        2,277         2,626(h)
  9.00%                                            04/01/16 - 12/01/22        7,275         8,010(h)
  4.50%                                            TBA                       95,000        94,822(c)
  6.50%                                            TBA                      190,000       203,478(c)
  7.00%                                            TBA                       55,000        60,268(c)
Government National Mortgage Assoc.
  4.50%                                            08/15/33 - 09/15/34       92,097        92,797(h)
  5.00%                                            08/15/33                  25,493        26,418(h)
  6.00%                                            04/15/30 - 09/15/36       56,320        60,011(h)
  6.50%                                            02/15/24 - 08/15/36      137,243       147,189(h)
  7.00%                                            03/15/12 - 09/15/36       44,530        48,538(h)
  8.00%                                            09/15/29 - 06/15/30          266           306(h)
  8.50%                                            10/15/17                  28,555        31,216(h)
  9.00%                                            11/15/16 - 12/15/21       37,497        41,753(h)
                                                                                        6,692,704

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Collateralized Mortgage Obligation Trust (Class B)
  9.24%                                            11/01/18                     990           741(d,f,h,q)
Federal Home Loan Mortgage Corp.
  0.00%                                            11/15/37                  78,078        63,431(g,r)
  0.17%                                            09/25/43                 288,242         3,173(g,h,i,r)
  0.62%                                            09/15/34                  42,322        32,050(d,f)
  4.50%                                            10/15/16 - 03/15/19      113,012         8,417(g,h,r)
  5.00%                                            05/15/17 - 12/01/34      311,818        41,499(g,h,r)
  5.00%                                            05/15/38                  32,197        31,708
  5.50%                                            04/15/17 - 06/15/33       79,457        11,460(g,h,r)
  7.50%                                            01/15/16                   3,019         3,078(h)
  7.50%                                            07/15/27                   9,191         1,757(g,h,r)
  8.00%                                            04/15/20                     422           454(h)
  8.00%                                            02/01/23 - 07/01/24        3,383           758(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
  6.01%                                            12/15/39                 135,015        14,134(g,i,r)
  6.36%                                            05/15/36                 238,409        32,535(g,i,r)
  6.97%                                            02/15/36                 194,610        28,390(g,i,r)
  7.47%                                            04/15/36                 224,203        32,229(g,i,r)
Federal Home Loan Mortgage STRIPS
  9.46%                                            08/01/27                     797           639(d,f,h)
Federal National Mortgage Assoc.
  1.20%                                            12/25/42                 126,793         6,057(g,h,i,r)
  4.50%                                            05/25/18                  13,499           366(g,h,r)
  4.75%                                            11/25/14                     949             1(g,h,r)
  5.00%                                            08/25/17 - 02/25/32       83,770         9,834(g,h,r)
  5.00%                                            10/25/35 - 08/25/38       84,036        82,484
  5.50%                                            01/25/33                 146,832       151,359
  6.77%                                            10/25/29                  46,219         4,517(g,h,i,r)
  7.37%                                            09/25/42                 175,441        33,097(g,h,i,r)
  7.47%                                            08/25/16                  15,551           900(g,h,i,r)
  16.10%                                           03/25/31                  43,242        48,920(h,i)
Federal National Mortgage Assoc. (Class 1)
  1.35%                                            11/01/34                  60,466        50,096(d,f,h)
  4.50%                                            09/01/35 - 01/01/36      214,462        44,085(g,r)
  5.00%                                            05/25/38                  80,711        14,702(g,r)
Federal National Mortgage Assoc. (Class 2)
  4.50%                                            08/01/35                  65,845        15,542(g,r)
  5.00%                                            03/25/38                  78,806        15,524(g,r)
  5.50%                                            12/01/33                  17,905         3,944(g,r)
  7.50%                                            11/01/23                  29,179         4,695(g,h,r)
  8.00%                                            08/01/23 - 07/01/24        7,535         1,763(g,h,r)
  8.50%                                            03/01/17 - 07/25/22        2,576           529(g,h,r)
  9.00%                                            05/25/22                   1,249           309(g,h,r)
Federal National Mortgage Assoc. (Class B)
  6.69%                                            12/25/22                   1,246         1,155(d,f,h)
Federal National Mortgage Assoc. (Class H)
  5.00%                                            10/25/22                  24,429         2,624(g,h,r)
Federal National Mortgage Assoc. (Class K)
  1008.00%                                         05/25/22                       7           168(g,h,r)
Federal National Mortgage Assoc. REMIC
  6.01%                                            01/25/40                 504,148        56,606(g,i,r)
  6.31%                                            07/25/36                 249,930        30,741(g,i,r)
  6.42%                                            06/25/36                 118,656        15,991(g,i,r)
Government National Mortgage Assoc.
  6.17%                                            05/20/39                 189,135        20,924(g,i,r)
  6.27%                                            01/20/37                 286,238        27,731(g,i,r)
                                                                                          951,117

ASSET BACKED - 0.7%
Bear Stearns Asset Backed Securities Trust (Class A)
  0.60%                                            01/25/34                   5,621           3,703(h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
  0.73%                                            03/25/32                   8,331         4,921(h,i)
Countrywide Asset-Backed Certificates
  5.31%                                            08/25/35                 500,000       460,354(i)
Discover Card Master Trust I (Class A)
  0.56%                                            06/16/15                  20,000        18,800(i)
Discover Card Master Trust I (Class B) (Series 2)
  0.41%                                            05/15/12                  30,000        28,722(i)
Mid-State Trust
  7.54%                                            07/01/35                   5,279         4,970(h,q)
Residential Asset Securities Corp.
  0.73%                                            07/25/32                   3,230         1,567(h,i)
Saxon Asset Securities Trust
  5.23%                                            08/25/35                 504,143       437,338(h,i)
Wells Fargo Home Equity Trust
  3.97%                                            05/25/34                   3,114         3,089(h,i,q)
                                                                                          963,464

CORPORATE NOTES - 8.0%
Alliance One International, Inc.
  10.00%                                           07/15/16                  34,000        35,700(b)
AMC Entertainment Inc.
  8.75%                                            06/01/19                  45,000        45,900
American Tower Corp.
  4.63%                                            04/01/15                  52,000        52,596(b)
Anheuser-Busch InBev Worldwide Inc.
  5.38%                                            11/15/14                  45,000        47,644(b)
  7.20%                                            01/15/14                  15,000        17,012(b,h)
  7.75%                                            01/15/19                  59,000        69,077(b)
Apria Healthcare Group Inc.
  11.25%                                           11/01/14                  56,000        61,460(b)
ARAMARK Corp.
  8.50%                                            02/01/15                  84,000        86,520
Archer-Daniels-Midland Co.
  6.45%                                            01/15/38                  38,000        42,308(h)
Arizona Public Service Co.
  6.25%                                            08/01/16                  20,000        21,145(h)
AT&T Inc.
  6.40%                                            05/15/38                 102,000       104,822(h)
  6.70%                                            11/15/13                  50,000        56,412(h)
Axtel SAB de C.V.
  9.00%                                            09/22/19                   4,000         4,100(b)
Banco Mercantil del Norte S.A.
  6.14%                                            10/13/16                   8,000         7,755(i)
Bank of America Corp.
  5.75%                                            12/01/17                 180,000       184,323(h)
  6.50%                                            08/01/16                  30,000        32,260
  7.38%                                            05/15/14                  15,000        17,021
Barclays Bank PLC
  5.20%                                            07/10/14                  84,000        89,041
Berkshire Hathaway Finance Corp.
  5.00%                                            08/15/13                  33,000        35,485
BlackRock, Inc.
  5.00%                                            12/10/19                  45,000        44,221

Boston Properties LP (REIT)
  5.88%                                            10/15/19                  35,000        35,110
Boston Scientific Corp.
  6.00%                                            01/15/20                  22,000        22,479
Bristol-Myers Squibb Co.
  5.88%                                            11/15/36                  16,000        16,629(h)
CA, Inc.
  5.38%                                            12/01/19                  32,000        32,179
  6.13%                                            12/01/14                  18,000        19,886
Calpine Corp.
  7.25%                                            10/15/17                  43,000        41,280(b)
Cantor Fitzgerald LP
  7.88%                                            10/15/19                  36,000        35,232(b)
Cargill Inc.
  5.20%                                            01/22/13                  62,000        65,741(b,h)
  6.00%                                            11/27/17                  25,000        26,646(b,h)
Carolina Power & Light Co.
  5.15%                                            04/01/15                  26,000        27,979(h)
  5.70%                                            04/01/35                  13,000        12,928(h)
  6.13%                                            09/15/33                   3,000         3,148(h)
Case New Holland Inc.
  7.75%                                            09/01/13                  76,000        77,710(b)
Cenovus Energy Inc.
  4.50%                                            09/15/14                  39,000        40,258(b)
  6.75%                                            11/15/39                  35,000        38,152(b)
Central American Bank for Economic Integration
  5.38%                                            09/24/14                  40,000        41,500(b)
Chesapeake Energy Corp.
  7.25%                                            12/15/18                  85,000        85,638
Cincinnati Bell Inc.
  8.25%                                            10/15/17                  64,000        64,960
Citigroup, Inc.
  5.00%                                            09/15/14                  44,000        42,417
  5.13%                                            05/05/14                  43,000        42,798
  6.38%                                            08/12/14                  87,000        91,081
  8.50%                                            05/22/19                  91,000       105,082
City National Capital Trust I
  9.63%                                            02/01/40                  32,000        33,988
CME Group Inc.
  5.40%                                            08/01/13                  33,000        35,614
Comcast Corp.
  6.50%                                            01/15/15                  35,000        39,212
Community Health Systems, Inc.
  8.88%                                            07/15/15                  84,000        86,940
Consolidated Edison Company of New York Inc.
  5.85%                                            04/01/18                  30,000        32,134(h)
  6.65%                                            04/01/19                  30,000        33,996
  7.13%                                            12/01/18                  78,000        90,134
COX Communications Inc.
  6.25%                                            06/01/18                  33,000        35,125(b)
  7.13%                                            10/01/12                   9,000         9,997(h)
  7.75%                                            11/01/10                  35,000        36,640(h)
Credit Suisse
  6.00%                                            02/15/18                  92,000        96,263(h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
  7.65%                                            09/07/11                 100,000        84,000

CVS Caremark Corp.
  5.75%                                            06/01/17                  15,000        15,831
  6.13%                                            09/15/39                  54,000        53,519
  6.60%                                            03/15/19                  16,000        17,509
DASA Finance Corp.
  8.75%                                            05/29/18                  62,000        64,325
Diageo Capital PLC
  5.20%                                            01/30/13                  30,000        32,117(h)
Diageo Finance BV
  3.25%                                            01/15/15                  35,000        34,767
DirecTV Financing Company Inc.
  4.75%                                            10/01/14                  52,000        53,005(b)
  5.88%                                            10/01/19                  40,000        40,684(b)
Dominion Resources, Inc.
  5.20%                                            08/15/19                  11,000        11,171
Dover Corp.
  6.50%                                            02/15/11                  12,000        12,677(h)
Drummond Company Inc.
  7.38%                                            02/15/16                  14,000        13,685(b)
Duke Energy Indiana Inc.
  6.35%                                            08/15/38                  38,000        41,514
Ecopetrol S.A.
  7.63%                                            07/23/19                  11,000        12,194
Embraer Overseas Ltd.
  6.38%                                            01/15/20                  16,000        16,000
Exelon Generation Company LLC
  5.20%                                            10/01/19                  30,000        30,013
  6.25%                                            10/01/39                  44,000        44,829
Gaz Capital S.A.
  9.25%                                            04/23/19                 100,000       111,500
Genworth Financial Inc.
  8.63%                                            12/15/16                  32,000        33,198
GlaxoSmithKline Capital Inc.
  4.85%                                            05/15/13                  42,000        45,085
Globo Comunicacao e Participacoes S.A.
  7.25%                                            04/26/22                 100,000       104,500(b)
HCA Inc.
  9.25%                                            11/15/16                  76,000        81,605
HCC Insurance Holdings, Inc.
  6.30%                                            11/15/19                  18,000        18,282
Health Management Associates, Inc.
  6.13%                                            04/15/16                  75,000        70,313
Holcim US Finance Sarl & Cie SCS
  6.00%                                            12/30/19                  27,000      28,104(b)
Host Hotels & Resorts LP (REIT)
  9.00%                                            05/15/17                  97,000       104,881(b)
HSBC Bank USA N.A.
  4.63%                                            04/01/14                 100,000       104,389
HSBC Finance Corp.
  5.00%                                            06/30/15                 134,000       138,423
  5.70%                                            06/01/11                 100,000       104,471
  6.75%                                            05/15/11                  30,000        31,706
IIRSA Norte Finance Ltd.
  8.75%                                            05/30/24                 114,663       120,396(b,h)
Illinois Power Co.
  9.75%                                            11/15/18                  30,000        37,304
Ingles Markets Inc.
  8.88%                                            05/15/17                  74,000        76,960

Inmarsat Finance PLC
  7.38%                                            12/01/17                 100,000       102,250(b)
Intelsat Subsidiary Holding Company Ltd.
  8.88%                                            01/15/15                  34,000        35,190
Intergen N.V.
  9.00%                                            06/30/17                  75,000        78,188(b)
International Business Machines Corp.
  7.63%                                            10/15/18                 100,000       122,114
International Paper Co.
  7.50%                                            08/15/21                  70,000        78,433
Johnson & Johnson
  5.85%                                            07/15/38                  30,000        32,366
JPMorgan Chase & Co.
  5.13%                                            09/15/14                  66,000        69,614
  6.30%                                            04/23/19                  26,000        28,602
JPMorgan Chase Bank
  5.88%                                            06/13/16                  22,000        23,085
JPMorgan Chase Capital XXVII
  7.00%                                            11/01/39                  51,000        51,434
KazMunaiGaz Finance Sub BV
  11.75%                                           01/23/15                 100,000       120,500(b)
Kreditanstalt fuer Wiederaufbau
  3.50%                                            03/10/14                 249,000       255,890
  4.13%                                            10/15/14                  61,000        63,925
  4.50%                                            07/16/18                   8,000         8,261
L-3 Communications Corp.
  5.88%                                            01/15/15                  40,000        39,950
Lincoln National Corp.
  8.75%                                            07/01/19                  59,000        67,414
Majapahit Holding BV
  7.25%                                            10/17/11                 100,000       104,500(b)
  7.75%                                            10/17/16                 100,000       105,880(b)
McDonald's Corp.
  6.30%                                            03/01/38                  22,000        24,267
Mead Johnson Nutrition Co.
  4.90%                                            11/01/19                  40,000        39,660(b)
Merrill Lynch & Company Inc.
  6.05%                                            08/15/12                  31,000        33,208
  6.88%                                            04/25/18                  61,000        65,724
Midamerican Energy Holdings Co.
  6.13%                                            04/01/36                  40,000        40,968
Morgan Stanley
  5.05%                                            01/21/11                  29,000        30,078
  5.63%                                            09/23/19                 100,000       100,731
  6.00%                                            04/28/15                  67,000        71,370
  7.30%                                            05/13/19                  35,000        39,303
Munich Re America Corp. (Series B)
  7.45%                                            12/15/26                  30,000        30,901(h)
National Agricultural Cooperative Federation
  5.00%                                            09/30/14                  33,000        34,202(b)
Newmont Mining Corp.
  5.13%                                            10/01/19                  28,000        28,013
  6.25%                                            10/01/39                  55,000        55,066
News America Inc.
  5.65%                                            08/15/20                  25,000        26,031(b)
  6.65%                                            11/15/37                  48,000        50,703
Nexen Inc.
  6.20%                                            07/30/19                  39,000        41,267
  7.50%                                            07/30/39                  42,000        48,151

NGPL Pipeco LLC
  7.12%                                            12/15/17                  32,000        35,311(b)
Nisource Finance Corp.
  6.13%                                            03/01/22                  32,000        32,657
NorthWestern Corp.
  5.88%                                            11/01/14                  88,000        91,281(h)
NRG Energy, Inc.
  7.38%                                            02/01/16                  75,000        75,094
Oracle Corp.
  5.00%                                            07/08/19                  36,000        37,127
Pacific Gas & Electric Co.
  5.80%                                            03/01/37                  30,000        30,405
Pacificorp
  6.25%                                            10/15/37                   2,000         2,158
Parker Hannifin Corp.
  5.50%                                            05/15/18                  47,000        49,513
Pemex Finance Ltd.
  9.03%                                            02/15/11                  19,250        19,828(h)
Petroleos Mexicanos
  4.88%                                            03/15/15                  40,000        39,852(b)
  8.00%                                            05/03/19                  10,000        11,575
Pfizer Inc.
  6.20%                                            03/15/19                   6,000         6,670
  7.20%                                            03/15/39                  16,000        19,551
Pioneer Natural Resources Co.
  7.50%                                            01/15/20                  66,000        66,030
Plains All American Pipeline LP
  4.25%                                            09/01/12                  53,000        54,695
PNC Funding Corp.
  4.25%                                            09/21/15                  36,000        36,724
Potomac Electric Power Co.
  7.90%                                            12/15/38                  12,000        15,329
Principal Financial Group, Inc.
  8.88%                                            05/15/19                  25,000        28,838
Prudential Financial, Inc.
  3.63%                                            09/17/12                  18,000        18,266
  5.15%                                            01/15/13                  41,000        43,131
  7.38%                                            06/15/19                  35,000        39,241
Public Service Company of Colorado
  7.88%                                            10/01/12                  36,000        41,306
QVC Inc.
  7.50%                                            10/01/19                  29,000        29,580(b)
Qwest Communications International Inc.
  8.00%                                            10/01/15                  36,000        36,990(b)
RailAmerica, Inc.
  9.25%                                            07/01/17                  68,000        72,335
Republic Services Inc.
  5.25%                                            11/15/21                  32,000        31,463(b)
  5.50%                                            09/15/19                  25,000        25,386(b)
Roche Holdings Inc.
  6.00%                                            03/01/19                  34,000        37,361(b)
Royal Bank of Scotland Group PLC
  6.40%                                            10/21/19                  24,000        23,923
SBA Telecommunications Inc.
  8.00%                                            08/15/16                  16,000        16,720(b)
  8.25%                                            08/15/19                  22,000        23,320(b)
Security Benefit Life Insurance
  8.75%                                            05/15/16                  25,000         6,250(b)

Simon Property Group LP (REIT)
  6.75%                                            05/15/14                  42,000        44,759
Southern California Edison Co.
  5.50%                                            08/15/18                  43,000        45,903
Spirit Aerosystems Inc.
  7.50%                                            10/01/17                  36,000        35,460(b)
Talisman Energy Inc.
  7.75%                                            06/01/19                  40,000        46,976
Target Corp.
  7.00%                                            01/15/38                  28,000        32,669
Teachers Insurance & Annuity Association of America
  6.85%                                            12/16/39                  39,000        40,316(b)
Teck Resources Ltd.
  10.75%                                           05/15/19                  52,000        62,140
Telecom Italia Capital S.A.
  6.20%                                            07/18/11                  21,000        22,228
  7.18%                                            06/18/19                  50,000        55,743
Telefonica Emisiones SAU
  5.86%                                            02/04/13                  75,000        81,035
Tesoro Corp. (Series B)
  6.63%                                            11/01/15                  91,000        86,450
The Allstate Corp.
  7.45%                                            05/16/19                  26,000        30,207
The Bear Stearns Companies LLC
  6.95%                                            08/10/12                  80,000        89,382(h)
The Dow Chemical Co.
  5.90%                                            02/15/15                  38,000        40,834
  8.55%                                            05/15/19                  18,000        21,477
The Goldman Sachs Group, Inc.
  5.25%                                            10/15/13                  24,000        25,488
  6.00%                                            05/01/14                  48,000        52,501
  6.60%                                            01/15/12                   9,000         9,784
  7.50%                                            02/15/19                  26,000        30,311
The Kroger Co.
  6.15%                                            01/15/20                  60,000        64,215
The Procter & Gamble Co.
  5.50%                                            02/01/34                  17,000        17,389
The Toledo Edison Company
  7.25%                                            05/01/20                  16,000        18,258
The Travelers Companies, Inc.
  5.80%                                            05/15/18                  22,000        23,446
The Williams Companies, Inc.
  7.88%                                            09/01/21                  48,000        55,057
Thermo Fisher Scientific, Inc.
  3.25%                                            11/18/14                  32,000        31,373(b)
Thomson Reuters Corp.
  5.95%                                            07/15/13                  46,000        50,357
Ticketmaster Entertainment, Inc.
  10.75%                                           08/01/16                 250,000       269,375
Time Warner Cable Inc.
  6.75%                                            07/01/18                  54,000        59,322
  7.50%                                            04/01/14                  32,000        36,870
  8.75%                                            02/14/19                  26,000        31,688
Time Warner Inc.
  5.88%                                            11/15/16                  46,000        49,657
Transocean Inc.
  6.00%                                            03/15/18                  31,000        33,075
UBS Luxembourg S.A. for OJSC Vimpel Communications
  8.00%                                            02/11/10                 100,000       100,625

Union Electric Co.
  6.70%                                            02/01/19                  48,000        52,994
United Technologies Corp.
  6.13%                                            07/15/38                  15,000        16,250
USB Capital XIII Trust
  6.63%                                            12/15/39                  33,000        33,539
Vale Overseas Ltd.
  6.88%                                            11/10/39                   8,000         8,054
Valero Energy Corp.
  6.63%                                            06/15/37                  48,000        45,040
Vedanta Resources PLC
  6.63%                                            02/22/10                  15,000        15,038
Verizon Communications Inc.
  5.25%                                            04/15/13                  22,000        23,715
  6.35%                                            04/01/19                  20,000        22,065
  6.40%                                            02/15/38                  20,000        20,908
  6.90%                                            04/15/38                  30,000        33,250
  8.75%                                            11/01/18                  46,000        57,455
Verizon Global Funding Corp.
  7.25%                                            12/01/10                  61,000        64,463
Verizon Wireless Capital LLC
  5.55%                                            02/01/14                  74,000        80,311
  7.38%                                            11/15/13                  91,000       104,529
VTB Capital SA for Vneshtorgbank
  6.32%                                            02/04/15                 100,000        99,020(i)
Walgreen Co.
  5.25%                                            01/15/19                  47,000        49,877
WEA Finance LLC
  6.75%                                            09/02/19                  36,000        38,655(b)
  7.50%                                            06/02/14                  52,000        58,515(b)
Westpac Banking Corp.
  4.88%                                            11/19/19                  64,000        63,168
Woodside Finance Ltd.
  4.50%                                            11/10/14                  58,000        58,517(b)
Wyeth
  5.50%                                            03/15/13                  75,000        81,547
XL Capital Ltd.
  5.25%                                            09/15/14                  78,000        76,387
Xstrata Finance Canada Ltd.
  5.80%                                            11/15/16                  35,258        36,138(b)
XTO Energy Inc.
  6.38%                                            06/15/38                  24,000        27,015
  6.50%                                            12/15/18                  13,000        14,855
                                                                                       10,463,459

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Banc of America Commercial Mortgage Inc. (Class A)
  5.49%                                            02/10/51                  15,625        13,182
  5.66%                                            06/10/49                  80,000        66,867
Banc of America Funding Corp.
  5.37%                                            02/20/36                   3,809             2(h,i,q)
  5.60%                                            03/20/36                  31,467         1,718(h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
  5.16%                                            01/25/36                  31,532         1,903(h,i,q)

Bear Stearns Commercial Mortgage Securities
  5.24%                                            12/11/38                  35,000        28,530
  5.33%                                            02/11/44                  50,000        43,149
  5.41%                                            03/11/39                  35,000        35,527(h,i)
  5.46%                                            03/11/39                  25,000        15,245(i)
  5.48%                                            10/12/41                  79,000        79,935(h)
  5.69%                                            06/11/50                  60,000        52,535(i)
  5.72%                                            06/11/40                  30,000        14,996(i)
  6.21%                                            11/11/17                  40,000        19,621(i)
Bear Stearns Commercial Mortgage Securities (Class A)
  5.46%                                            04/12/38                  25,000        25,370(i)
  5.54%                                            10/12/41                 170,000       169,035
  5.92%                                            06/11/50                  30,000        21,661(i)
Citigroup Commercial Mortgage Trust (Class A)
  5.62%                                            10/15/48                  80,000        76,210
Countrywide Commercial Mortgage Trust
  5.46%                                            07/12/46                  70,000        53,749
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                            02/25/36                  23,865         1,734(h,i,q)
CS First Boston Mortgage Securities Corp.
  0.65%                                            07/15/37                 575,148         8,169(h,i,q)
  5.34%                                            10/25/35                  38,696         3,096(h,i,q)
Greenwich Capital Commercial Funding Corp.
  5.44%                                            03/10/39                  50,000        44,177
  5.60%                                            12/10/49                  35,000        34,664
GS Mortgage Securities Corp II
  5.56%                                            11/10/39                  50,000        43,777
Indymac INDA Mortgage Loan Trust
  5.22%                                            01/25/36                  63,672           764(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
  5.22%                                            01/25/36                  63,518         3,579(h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
  5.34%                                            08/12/37                  60,000        59,209(i)
  5.50%                                            06/12/47                  20,000         8,906(i)
  5.79%                                            02/12/51                  20,000        17,447(i)
  6.07%                                            02/12/51                  90,000        70,797
  6.20%                                            02/12/51                  15,000         2,650(i,q)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
  5.90%                                            02/12/51                  70,000        50,665(i)
LB-UBS Commercial Mortgage Trust
  0.72%                                            01/18/12                 760,820         8,649(h,i,q)
  1.00%                                            01/15/36                 517,221        23,337(d,h,q)
  4.95%                                            09/15/30                  30,000        29,070
  5.87%                                            09/15/45                  80,000        70,217(i)
  6.15%                                            04/15/41                  10,000         5,851
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                            07/14/16                  28,000        28,879(h,q)
LB-UBS Commercial Mortgage Trust (Class F)
  6.24%                                            07/15/40                  30,000         5,016(i,q)
LB-UBS Commercial Mortgage Trust (Class X)
  0.50%                                            12/15/39                 663,919         7,730(h,i,q)
MASTR Alternative Loans Trust
  5.00%                                            08/25/18                  40,633         3,998(g,h,q,r)
MLCC Mortgage Investors Inc.
  5.04%                                            02/25/36                  49,996         1,915(h,i,q)

Morgan Stanley Capital I
  5.16%                                            10/12/52                  20,000        19,594(i)
  5.28%                                            12/15/43                  31,000        31,389
  5.33%                                            12/15/43                  31,000        28,767
  5.36%                                            11/12/41                 158,000       130,075
  5.39%                                            11/12/41                  88,000        49,424(i)
  5.69%                                            04/15/49                 100,000        84,263(i)
  5.71%                                            07/12/44                 100,000       100,106(h)
Morgan Stanley Capital I  (Class A)
  1.00%                                            03/12/44                  70,000        67,505(i)
Puma Finance Ltd. (Class A)
  0.66%                                            10/11/34                  10,865        10,393(h,i)
Residential Accredit Loans Inc.
  6.00%                                            01/25/36                 114,784         2,744(h,q)
Structured Asset Securities Corp. (Class X)
  2.17%                                            02/25/28                  34,477             2(i,q)
Wachovia Bank Commercial Mortgage Trust
  5.25%                                            12/15/43                  60,000        57,969
Wachovia Bank Commercial Mortgage Trust (Class A)
  5.99%                                            06/15/45                  20,000        12,047(i)
Wells Fargo Mortgage Backed Securities Trust
  5.50%                                            01/25/36                  63,996         9,349(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B)
  5.50%                                            03/25/36                 241,601        49,703(h,q)
                                                                                        1,906,861

SOVEREIGN BONDS - 0.5%
Government of Argentina
  2.50%                                            12/31/38                   6,874         2,389
Government of Belize
  4.25%                                            02/20/29                   6,900         3,795(j)
Government of Brazil
  8.00%                                            01/15/18                  28,333        32,328(h)
Government of Dominican
  9.50%                                            09/27/11                  28,544        29,686
Government of Indonesia
  11.63%                                           03/04/19                 100,000       143,500(b)
Government of Korea
  5.75%                                            04/16/14                  11,000        12,024
Government of Lebanon
  4.00%                                            12/31/17                   5,950         5,504
Government of Manitoba Canada
  4.90%                                            12/06/16                  35,000        37,018
Government of Panama
  6.70%                                            01/26/36                  30,000        31,650
Government of Peruvian
  6.55%                                            03/14/37                  23,000        23,920
Government of Philippines
  6.50%                                            01/20/20                 100,000       108,250
Government of Poland
  6.38%                                            07/15/19                  11,000        11,964
Government of Quebec Canada
  7.50%                                            09/15/29                  50,000        62,905
Government of Uruguay
  6.88%                                            09/28/25                  11,363        11,931
Government of Venezuela
  5.38%                                            08/07/10                  44,000        42,900
  10.75%                                           09/19/13                  19,000        16,720

Republic of Lithuania
  6.75%                                            01/15/15                 100,000       101,812(b)
                                                                                          678,296

MUNICIPAL BONDS AND NOTES - 0.1%
American Municipal Power-Ohio Inc.
  6.05%                                            02/15/43                  28,000        26,227
Dallas Area Rapid Transit
  6.00%                                            12/01/44                  20,000        20,480
New Jersey State Turnpike Authority
  7.41%                                            01/01/40                  10,000        11,198
New Jersey Transportation Trust Fund Authority
  6.88%                                            12/15/39                  10,000        10,272
                                                                                           68,177

TOTAL BONDS AND NOTES                                                                  27,765,145
(COST $27,990,303)

                                                                          NUMBER OF
                                                                           SHARES         VALUE
-------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.5%
Financial Select Sector SPDR Fund                                             9,106   $    131,036(o)
Industrial Select Sector SPDR Fund                                           17,703        491,966(h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                623,002
  (COST $782,517)

OTHER INVESTMENTS - 0.2%

GEI Investment Fund                                                                        230,755(k)
  (COST $303,623)

TOTAL INVESTMENTS IN SECURITIES                                                        111,136,019
  (COST $106,304,066)

SHORT-TERM INVESTMENTS - 15.2%

GE Money Market Fund Institutional Class
  0.01%                                                                                 19,925,460(d,p)
  (COST $19,925,460)

TOTAL INVESTMENTS                                                                      131,061,479
  (COST $126,229,526)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                   79,580

NET ASSETS - 100.0%                                                                   $131,141,059

OTHER INFORMATION

The GE Total Return Fund had the following long futures contracts open at December 31, 2009 (unaudited)

                                                                  CURRENT     UNREALIZED
                                                      NUMBER OF   NOTIONAL    APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS    VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures         March 2010         1     $   42,641       $   683
Russell 2000 Mini Index Futures        March 2010        43      2,682,770        80,281
S&P 500 Emini Index Futures            March 2010       131      7,275,085        82,972
2 Yr. U.S.Treasury Notes Futures       March 2010         1        216,266          (328)

The GE Total Return Fund had the following short futures contracts open at December 31, 2009 (unaudited)

                                                                  CURRENT     UNREALIZED
                                                      NUMBER OF   NOTIONAL    APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS     VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------
S&P 500 Emini Index Futures            March 2010         1      $  (55,535)     $   462
S&P Midcap 400 Emini Index Futures     March 2010         1         (72,490)         437
5 Yr. U.S.Treasury Notes Futures       March 2010         1        (114,383)       2,279
10 Yr. U.S.Treasury Notes Futures      March 2010        11      (1,269,984)      27,837
                                                                                --------
                                                                                $194,622
                                                                                ========

The GE Total Return Fund was invested in the following Countries at December 31, 2009 (unaudited):

                                                                                PERCENTAGE
                                                                             (BASED ON MARKET
COUNTRY                                                                           VALUE)
---------------------------------------------------------------------------------------------
United States                                                                      68.32%
United Kingdom                                                                      4.62%
Japan                                                                               3.70%
Switzerland                                                                         3.21%
France                                                                              3.15%
Germany                                                                             2.57%
Canada                                                                              2.21%
Brazil                                                                              1.69%
China                                                                               1.27%
South Korea                                                                         1.13%
Spain                                                                               1.07%
Taiwan                                                                              0.92%
Italy                                                                               0.65%
Netherlands                                                                         0.65%
Australia                                                                           0.61%
Russia                                                                              0.57%
South Africa                                                                        0.37%
India                                                                               0.34%
Indonesia                                                                           0.31%
Hong Kong                                                                           0.30%
Luxembourg                                                                          0.24%
Mexico                                                                              0.22%
Ireland                                                                             0.21%
Cayman Islands                                                                      0.17%
Sweden                                                                              0.17%
Chile                                                                               0.15%
Philippines                                                                         0.14%
Turkey                                                                              0.11%
Peru                                                                                0.11%

Denmark                                                                             0.11%
Finland                                                                             0.10%
Lithuania                                                                           0.08%
Singapore                                                                           0.07%
Israel                                                                              0.06%
Czech Republic                                                                      0.05%
Egypt                                                                               0.05%
Venezuela                                                                           0.05%
Kazakhstan                                                                          0.04%
Malaysia                                                                            0.03%
Honduras                                                                            0.03%
Austria                                                                             0.03%
Bermuda                                                                             0.03%
Panama                                                                              0.02%
Dominican Republic                                                                  0.02%
Thailand                                                                            0.02%
Colombia                                                                            0.01%
Poland                                                                              0.01%
Lebanon                                                                             0.01%
Belize                                                                              0.00%
Argentina                                                                           0.00%
                                                                                  ------
                                                                                  100.00%
                                                                                  ======

The GE Total Return Fund was invested in the following Sectors at December 31, 2009 (unaudited):

                                                                                PERCENTAGE
                                                                             (BASED ON MARKET
SECTOR                                                                            VALUE)
---------------------------------------------------------------------------------------------
Short-Term                                                                         15.20%
Corporate Notes                                                                     7.98%
Agency Mortgage Backed                                                              5.11%
Commercial Banks                                                                    4.69%
U.S. Treasuries                                                                     4.61%
Oil, Gas & Consumable Fuels                                                         4.46%
Capital Markets                                                                     2.97%
Metals & Mining                                                                     2.55%
Communications Equipment                                                            2.53%
Insurance                                                                           2.35%
Pharmaceuticals                                                                     2.32%
Chemicals                                                                           2.17%
Software                                                                            2.04%
Wireless Telecommunication Services                                                 2.01%
Healthcare Equipment & Supplies                                                     2.00%
Semiconductors & Semiconductor Equipment                                            1.87%
Media                                                                               1.84%
Specialty Retail                                                                    1.81%
Energy Equipment & Services                                                         1.72%
Food Products                                                                       1.67%
Biotechnology                                                                       1.53%
Diversified Financial Services                                                      1.53%
IT Services                                                                         1.46%
Non-Agency Collateralized Mortgage Obligations                                      1.45%
Healthcare Providers & Services                                                     1.27%
Commercial Services & Supplies                                                      1.14%
Industrial Conglomerates                                                            1.09%
Electric Utilities                                                                  1.04%
Beverages                                                                           1.03%
Aerospace & Defense                                                                 1.00%
Household Products                                                                  0.96%
Computers & Peripherals                                                             0.91%
Multi-Utilities                                                                     0.89%
Automobiles                                                                         0.79%
Food & Staples Retailing                                                            0.79%
Internet Software & Services                                                        0.74%
Asset Backed                                                                        0.74%
Real Estate Management & Development                                                0.73%
Agency Collateralized Mortgage Obligations                                          0.73%
Diversified Telecommunication Services                                              0.71%
Life Sciences Tools & Services                                                      0.70%
Machinery                                                                           0.69%
Multiline Retail                                                                    0.55%
Construction & Engineering                                                          0.53%
Electrical Equipment                                                                0.53%
Sovereign Bonds                                                                     0.52%
Exchange Traded Funds                                                               0.51%
Hotels Restaurants & Leisure                                                        0.42%
Electronic Equipment, Instruments & Components                                      0.40%
Personal Products                                                                   0.38%
Textiles Apparel & Luxury Goods                                                     0.38%
Construction Materials                                                              0.21%
Professional Services                                                               0.18%
Other Investments                                                                   0.18%
Household Durables                                                                  0.18%
Tobacco                                                                             0.17%
Building Products                                                                   0.14%
Water Utilities                                                                     0.13%
Real Estate Investment Trusts (REIT's)                                              0.12%
Thrifts & Mortgage Finance                                                          0.12%
Road & Rail                                                                         0.12%
Trading Companies & Distributors                                                    0.11%
Gas Utilities                                                                       0.07%
Paper & Forest Products                                                             0.07%
Auto Components                                                                     0.06%
Marine                                                                              0.04%
Transportation Infrastructure                                                       0.02%
Independent Power Producers & Energy Traders                                        0.02%
Municipal Bonds and Notes                                                           0.02%
FNMA                                                                                0.00%
                                                                                  ------
                                                                                  100.00%
                                                                                  ======

                            GE SMALL-CAP EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings,allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                     NUMBER OF
                                                       SHARES       VALUE
----------------------------------------------------------------------------
COMMON STOCK - 91.5% +

AEROSPACE & DEFENSE - 1.2%
Applied Signal Technology, Inc.                         1,700    $    32,793
DynCorp International, Inc. (Class A)                   2,200         31,570(a)
Esterline Technologies Corp.                            1,510         61,563(a)
GenCorp Inc.                                            4,500         31,500(a)
Teledyne Technologies Inc.                              7,100        272,356(a)
                                                                     429,782

AIR FREIGHT & LOGISTICS - 0.3%
Dynamex, Inc.                                           1,500         27,150(a)
UTi Worldwide, Inc.                                     5,864         83,972
                                                                     111,122

AIRLINES - 0.1%
Hawaiian Holdings, Inc.                                 4,600         32,200(a)

AUTO COMPONENTS - 0.4%
China Automotive Systems, Inc.                          1,600         29,936(a)
WABCO Holdings Inc.                                     1,500         38,685
Wonder Auto Technology, Inc.                            8,112         95,397(a)
                                                                     164,018

AUTOMOBILES - 0.1%
Thor Industries Inc.                                    1,300         40,820

BEVERAGES - 0.1%

Coca-Cola Bottling Company Consolidated                   600         32,412

BIOTECHNOLOGY - 1.2%
Alexion Pharmaceuticals, Inc.                             700         34,174(a)
Alkermes, Inc.                                          5,500         51,755(a)
Cubist Pharmaceuticals, Inc.                            4,000         75,880(a)
Emergent Biosolutions, Inc.                             2,100         28,539(a)
Genomic Health Inc.                                     2,700         52,812(a)
Martek Biosciences Corp.                                3,732         70,684(a)
Myriad Genetics, Inc.                                   3,500         91,350(a)
PDL BioPharma, Inc.                                     5,820         39,925
                                                                     445,119

BUILDING PRODUCTS - 0.2%
Armstrong World Industries, Inc.                          900         35,037(a)
Quanex Building Products Corp.                          1,800         30,546
                                                                      65,583

CAPITAL MARKETS - 1.6%
Affiliated Managers Group Inc.                          2,460        165,681(a)
Epoch Holding Corp.                                     2,700         28,215

GFI Group Inc.                                         18,800         85,916
Raymond James Financial, Inc.                          12,800        304,256
                                                                     584,068

CHEMICALS - 2.4%
Arch Chemicals, Inc.                                    5,655        174,626
Koppers Holdings Inc.                                   5,175        157,527
NewMarket Corp.                                           909        104,326
Sensient Technologies Corp.                            15,500        407,650
Stepan Co.                                                800         51,848
                                                                     895,977

COMMERCIAL BANKS - 1.8%
Frost Bankers, Inc.                                     5,100        255,000
Fulton Financial Corp.                                  8,000         69,760
Sterling Bancorp                                          500          3,570
SVB Financial Group                                     4,500        187,605(a)
Westamerica Bancorporation                              2,900        160,573
                                                                     676,508

COMMERCIAL SERVICES & SUPPLIES - 3.0%
ABM Industries Inc.                                    10,900        225,194
Copart, Inc.                                            3,700        135,531(a)
Healthcare Services Group, Inc.                         8,500        182,410
Herman Miller, Inc.                                     2,800         44,744
KAR Auction Services, Inc.                              2,400         33,096(a)
Ritchie Bros Auctioneers Inc.                           4,400         98,692
SYKES Enterprises, Inc.                                 2,100         53,487(a)
Waste Connections, Inc.                                 9,600        320,064(a)
                                                                   1,093,218

COMMUNICATIONS EQUIPMENT - 1.3%
BigBand Networks, Inc.                                  1,200          4,128(a)
Cogo Group, Inc.                                        5,400         39,798(a)
CommScope, Inc.                                         5,800        153,874(a)
Comtech Telecommunications Corp.                          855         29,968(a)
Ixia                                                    4,300         31,992(a)
Loral Space & Communications, Inc.                      1,300         41,093(a)
Oplink Communications, Inc.                             2,400         39,336(a)
PC-Tel Inc.                                             7,300         43,216(a)
Plantronics Inc.                                        1,500         38,970
Viasat, Inc.                                            1,700         54,026(a)
                                                                     476,401

COMPUTERS & PERIPHERALS - 0.1%
Cray Inc.                                               5,300         34,026(a)
Super Micro Computer, Inc.                              1,800         20,016(a)
                                                                      54,042

CONSTRUCTION & ENGINEERING - 1.5%
Aecom Technology Corp.                                  2,100         57,750(a)
Chicago Bridge & Iron Company N.V.                      8,900        179,958
Great Lakes Dredge & Dock Corp.                         6,500         42,120
Michael Baker Corp.                                       800         33,120(a)
Quanta Services, Inc.                                   2,900         60,436(a)
URS Corp.                                               3,900        173,628(a)
                                                                     547,012

CONSUMER FINANCE - 0.4%
Ezcorp, Inc. (Class A)                                  2,700         46,467(a)
First Cash Financial Services, Inc.                     1,800         39,942(a)
Nelnet, Inc. (Class A)                                  2,700         46,521
                                                                     132,930

CONTAINERS & PACKAGING - 1.4%
AEP Industries, Inc.                                    1,100         42,108(a)
Aptargroup, Inc.                                        6,600        235,884
Packaging Corporation of America                        7,800        179,478
Rock-Tenn Co. (Class A)                                 1,000         50,410
                                                                     507,880

DISTRIBUTORS - 0.9%
LKQ Corp.                                              16,600        325,194(a)

DIVERSIFIED CONSUMER SERVICES - 2.2%
American Public Education, Inc.                         2,900         99,644(a)
Brink's Home Security Holdings, Inc.                    4,000        130,560(a)
K12, Inc.                                               7,700        156,079(a)
Lincoln Educational Services Corp.                      2,700         58,509(a)
Matthews International Corp. (Class A)                  7,200        255,096
Spectrum Group International Inc.                       9,651         18,047(a)
Stewart Enterprises, Inc. (Class A)                    13,000         66,950
Universal Technical Institute, Inc.                       500         10,100(a)
                                                                     794,985

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alaska Communications Systems Group Inc.                2,400         19,152
tw telecom inc. (Class A)                               2,500         42,850(a)
                                                                      62,002
ELECTRIC UTILITIES - 0.7%
IDACORP, Inc.                                           8,600        274,770

ELECTRICAL EQUIPMENT - 0.9%
Baldor Electric Co.                                     4,300        120,787
Brady Corp. (Class A)                                   2,800         84,028
Powell Industries, Inc.                                   900         28,377(a)
SunPower Corp. (Class A)                                1,200         28,416(a)
Woodward Governor Co.                                   3,000         77,310
                                                                     338,918

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
Benchmark Electronics, Inc.                             4,191         79,252(a)
CPI International, Inc.                                 3,230         42,765(a)
FARO Technologies, Inc.                                 3,100         66,464(a)
Methode Electronics, Inc.                               3,300         28,644
National Instruments Corp.                              5,870        172,871
Newport Corp.                                          11,625        106,834(a)
Park Electrochemical Corp.                              1,600         44,224
Trimble Navigation Ltd.                                 2,200         55,440(a)
                                                                     596,494

ENERGY EQUIPMENT & SERVICES - 2.6%
Cal Dive International, Inc.                            3,800         28,728(a)
Dril-Quip, Inc.                                         6,700        378,416(a)
Geokinetics Inc.                                        1,300         12,506(a)
Gulf Island Fabrication, Inc.                             700         14,721
Oil States International, Inc.                          7,000        275,030(a)
Pioneer Drilling Co.                                    7,808         61,683(a)
Superior Energy Services, Inc.                          7,800        189,462(a)
                                                                     960,546

FOOD & STAPLES RETAILING - 0.8%
Ruddick Corp.                                           7,100        182,683
Spartan Stores, Inc.                                    4,400         62,876
Weis Markets, Inc.                                      1,000         36,360
                                                                     281,919

FOOD PRODUCTS - 3.4%
Darling International Inc,                             23,380        195,924(a)
Del Monte Foods Co.                                    25,975        294,557
Flowers Foods, Inc.                                     3,700         87,912
J&J Snack Foods Corp.                                   1,000         39,960
Lancaster Colony Corp.                                    600         29,820
Lance, Inc.                                             4,700        123,610
Ralcorp Holdings, Inc.                                    600         35,826(a)
Smart Balance, Inc.                                    12,500         75,000(a)
Smithfield Foods, Inc.                                 13,550        205,825(a)
The Hain Celestial Group, Inc.                          8,800        149,688(a)
                                                                   1,238,122

HEALTHCARE EQUIPMENT & SUPPLIES - 4.9%
Align Technology Inc.                                   3,600         64,152(a)
American Medical Systems Holdings, Inc.                11,200        216,048(a)
ev3, Inc.                                               5,200         69,368(a)
Gen-Probe Inc.                                          2,900        124,410(a)
Haemonetics Corp.                                         831         45,830(a)
Immucor, Inc.                                           3,945         79,847(a)
Integra LifeSciences Holdings Corp.                     4,400        161,832(a)
Masimo Corp.                                            4,400        133,848(a)
Medical Action Industries, Inc.                        13,000        208,780(a)
Meridian Bioscience, Inc.                               5,200        112,060
Merit Medical Systems, Inc.                             2,000         38,580(a)
Natus Medical Inc.                                      2,600         38,454(a)
NuVasive, Inc.                                          2,230         71,315(a)
SonoSite, Inc.                                          2,900         68,527(a)
SurModics, Inc.                                         2,200         49,852(a)
Teleflex Inc.                                           2,200        118,558
West Pharmaceutical Services, Inc.                      4,400        172,480
Zoll Medical Corp.                                        700         18,704(a)
                                                                   1,792,645

HEALTHCARE PROVIDERS & SERVICES - 6.6%
Amedisys, Inc.                                          1,742         84,592(a)
AMN Healthcare Services, Inc.                             801          7,257(a)
Bio-Reference Laboratories, Inc.                        6,600        258,654(a)
Continucare Corp.                                      11,400         49,818(a)
Corvel Corp.                                              400         13,416(a)
Emergency Medical Services Corp. (Class A)                900         48,735(a)
Genoptix, Inc.                                            900         31,977(a)
Gentiva Health Services, Inc.                           1,400         37,814(a)
Healthways, Inc.                                        6,700        122,878(a)
HMS Holdings Corp.                                      8,300        404,127(a)
inVentiv Health, Inc.                                   7,100        114,807(a)
IPC The Hospitalist Company, Inc.                       1,500         49,875(a)
Mednax, Inc.                                            6,900        414,759(a)
Molina Healthcare, Inc.                                 9,000        205,830(a)
National Healthcare Corp.                                 600         21,666
Owens & Minor, Inc.                                     6,400        274,752
RehabCare Group, Inc.                                   1,500         45,645(a)
Sun Healthcare Group, Inc.                             12,893        118,229(a)
VCA Antech, Inc.                                        4,421        110,171(a)
                                                                   2,415,002

HEALTHCARE TECHNOLOGY - 0.8%
athenahealth, Inc.                                      1,800         81,432(a)
Computer Programs & Systems, Inc.                       1,200         55,260
Eclipsys Corp.                                          2,100         38,892(a)
MedAssets, Inc.                                         5,900        125,139(a)
SXC Health Solutions Corp.                                100          5,395(a)
                                                                     306,118

HOTELS RESTAURANTS & LEISURE - 1.2%
Arby's Group, Inc.                                     15,600         73,164
Bally Technologies, Inc.                                  900         37,161(a)
Cracker Barrel Old Country Store, Inc.                  5,300        201,347
Denny's Corp.                                          18,820         41,216(a)
Panera Bread Co. (Class A)                                700         46,879(a)
Shuffle Master, Inc.                                    7,000         57,680(a)
                                                                     457,447

HOUSEHOLD DURABLES - 1.2%
Jarden Corp.                                           11,000        340,010(a)
WD-40 Co.                                               3,400        110,024
                                                                     450,034

INSURANCE - 3.7%
Alleghany Corp.                                           475        131,100(a)
Allied World Assurance Company Holdings Ltd.            3,800        175,066
Argo Group International Holdings Ltd.                  4,400        128,216(a)
Arthur J Gallagher & Co.                                4,400         99,044
Brown & Brown, Inc.                                     5,500         98,835
First Mercury Financial Corp.                           7,738        106,088(a)
HCC Insurance Holdings, Inc.                           13,500        377,595
National Interstate Corp.                               3,100         52,576
Navigators Group, Inc.                                  3,700        174,307(a)
Tower Group, Inc.                                       1,000         23,410
                                                                   1,366,237

INTERNET & CATALOG RETAIL - 0.3%
priceline.com Inc.                                        500        109,250(a)

INTERNET SOFTWARE & SERVICES - 0.7%
Art Technology Group, Inc.                              6,000         27,060(a)
comScore, Inc.                                          4,400         77,220(a)
Constant Contact, Inc.                                  4,800         76,800(a)
NIC Inc.                                                6,600         60,324
Vocus, Inc.                                             1,500         27,000(a)
                                                                     268,404

IT SERVICES - 2.5%
CACI International Inc. (Class A)                         700         34,195(a)
CSG Systems International, Inc.                         1,100         20,999(a)
Global Cash Access Holdings, Inc.                      20,100        150,549(a)
iGate Corp.                                             8,300         83,000
NeuStar, Inc. (Class A)                                 5,200        119,808(a)
RightNow Technologies, Inc.                             4,200         72,954(a)
Sapient Corp.                                           6,400         52,928(a)
SRA International Inc. (Class A)                        3,800         72,580(a)
TeleTech Holdings Inc.                                  2,200         44,066(a)
VeriFone Holdings, Inc.                                 8,200        134,316(a)
Virtusa Corp.                                           5,791         52,466(a)
Wright Express Corp.                                    2,900         92,394(a)
                                                                     930,255

LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                3,825        166,885

LIFE SCIENCES TOOLS & SERVICES - 3.1%
Accelrys, Inc.                                          7,300         41,829(a)
Affymetrix Inc.                                         4,100         23,944(a)
Bio-Rad Laboratories, Inc  (Class A)                    2,100        202,566(a)
Bruker Corp.                                           18,460        222,628(a)
Cambrex Corp.                                           4,000         22,320(a)
Dionex Corp.                                            1,200         88,644(a)
ICON PLC ADR                                            9,800        212,954(a)
Luminex Corp.                                           7,347        109,691(a)
Mettler-Toledo International, Inc.                        700         73,493(a)
Techne Corp.                                            1,900        130,264
                                                                   1,128,333

MACHINERY - 5.8%
AGCO Corp.                                              5,725        185,147(a)
Cascade Corp.                                           5,125        140,886
Chart Industries, Inc.                                  1,531         25,338(a)
CLARCOR, Inc.                                           6,600        214,104
Flowserve Corp.                                         1,025         96,893
Graham Corp.                                            2,200         45,540
Harsco Corp.                                            3,700        119,251
IDEX Corp.                                              8,800        274,120
Kaydon Corp.                                            3,700        132,312
Middleby Corp.                                          2,375        116,423(a)
Mueller Industries, Inc.                                3,200         79,488
Nordson Corp.                                           2,780        170,080
RBC Bearings Inc.                                       3,706         90,167(a)
Tennant Co.                                             1,400         36,666
Timken Co.                                              4,800        113,808
Trinity Industries, Inc.                                9,875        172,220
Wabtec Corp.                                            2,900        118,436
                                                                   2,130,879

MEDIA - 3.4%
Arbitron, Inc.                                         10,100        236,542
Interactive Data Corp.                                 16,800        425,040
John Wiley & Sons, Inc. (Class A)                       9,900        414,612
Morningstar, Inc.                                       3,700        178,858(a)
                                                                   1,255,052

METALS & MINING - 1.0%
Commercial Metals Co.                                   8,900        139,285
Compass Minerals International, Inc.                    3,600        241,884
                                                                     381,169

MULTI-UTILITIES - 0.5%
OGE Energy Corp.                                        4,625        170,616

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                      3,900        110,604(a)

OIL, GAS & CONSUMABLE FUELS - 2.2%
Comstock Resources, Inc.                                2,200         89,254(a)
CVR Energy, Inc.                                        2,987         20,491(a)
Goodrich Petroleum Corp.                                2,900         70,615(a)
James River Coal Co.                                    6,325        117,202(a)
Resolute Energy Corp.                                   3,000         34,560(a)
SandRidge Energy, Inc.                                 10,300         97,129(a)
St Mary Land & Exploration Co.                          8,100        277,344
Whiting Petroleum Corp.                                 1,500        107,175(a)
                                                                     813,770

PERSONAL PRODUCTS - 2.2%
Alberto-Culver Co.                                     10,300        301,687
Bare Escentuals, Inc.                                   7,400         90,502(a)
Chattem, Inc.                                           4,550        424,515(a)
                                                                     816,704

PHARMACEUTICALS - 0.3%
Caraco Pharmaceutical Laboratories Ltd.                 5,100         30,804(a)
Questcor Pharmaceuticals, Inc.                          6,200         29,450(a)
Viropharma Inc.                                         6,200         52,018(a)
                                                                     112,272

PROFESSIONAL SERVICES - 0.9%
Administaff, Inc.                                       2,900         68,411
CoStar Group, Inc.                                      3,000        125,310(a)
HIS, Inc. (Class A)                                     1,500         82,215(a)
Resources Connection, Inc.                                400          8,488(a)
Watson Wyatt Worldwide, Inc. (Class A)                    700         33,264
                                                                     317,688

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 2.8%
BioMed Realty Trust, Inc. (REIT)                       17,400        274,572
Digital Realty Trust, Inc. (REIT)                       4,600        231,288
Healthcare Realty Trust Inc. (REIT)                    10,300        221,038
Omega Healthcare Investors, Inc. (REIT)                16,400        318,980
                                                                   1,045,878

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
FirstService Corp.                                      3,300         63,096(a)

ROAD & RAIL - 1.9%
Genesee & Wyoming Inc. (Class A)                       10,800        352,512(a)
Landstar System, Inc.                                   4,400        170,588
Old Dominion Freight Line, Inc.                         6,100        187,270(a)
                                                                     710,370

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Applied Micro Circuits Corp.                            4,600         34,362(a)
Cabot Microelectronics Corp.                              900         29,664(a)
Ceva, Inc.                                              2,400         30,864(a)
FEI Co.                                                 3,700         86,432(a)
IXYS Corp.                                              3,770         27,973
Kopin Corp.                                             8,300         34,694(a)
Microsemi Corp.                                        11,800        209,450(a)
Rudolph Technologies, Inc.                             16,800        112,896(a)
Semtech Corp.                                          10,700        182,007(a)
Standard Microsystems Corp.                             1,400         29,092(a)
Tessera Technologies, Inc.                              1,100         25,597(a)
Varian Semiconductor Equipment Associates, Inc.         3,000        107,640(a)
Zoran Corp.                                             3,300         36,465(a)
                                                                     947,136

SOFTWARE - 6.2%
ACI Worldwide, Inc.                                     1,800         30,870(a)
Actuate Corp.                                           9,600         41,088(a)
ArcSight, Inc.                                          1,100         28,138(a)
Ariba, Inc.                                            11,300        141,476(a)
AsiaInfo Holdings, Inc.                                 1,700         51,799(a)
Blackbaud, Inc.                                        12,000        283,560
Blackboard Inc.                                         3,700        167,943(a)
Bottomline Technologies, Inc.                           1,500         26,355(a)
Concur Technologies, Inc.                               1,700         72,675(a)
Ebix, Inc.                                              1,900         92,777(a)
Interactive Intelligence, Inc.                          4,100         75,604(a)
Jack Henry & Associates, Inc.                           4,400        101,728
Micros Systems Inc.                                     8,400        260,652(a)
NetSuite, Inc.                                          3,700         59,126(a)
Parametric Technology Corp.                            16,700        272,878(a)
Pegasystems Inc.                                        2,500         85,000
QAD Inc.                                                4,700         28,717
Quest Software, Inc.                                    2,200         40,480(a)
S1 Corp.                                                4,600         29,992(a)
Solera Holdings, Inc.                                   5,600        201,656(a)
Sourcefire, Inc.                                          400         10,700(a)
Symyx Technologies                                      7,800         42,900(a)
Ultimate Software Group, Inc.                           4,400        129,228(a)
                                                                   2,275,342

SPECIALTY RETAIL - 3.6%
Aaron Rents, Inc. (Class B)                            10,300        285,619
Aeropostale, Inc.                                       6,100        207,705(a)
American Eagle Outfitters, Inc.                         5,400         91,692
Jo-Ann Stores, Inc.                                     4,175        151,302(a)
JOS A Bank Clothiers, Inc.                              1,000         42,190(a)
Systemax Inc.                                           1,895         29,770(a)
The Buckle, Inc.                                        8,000        234,240
The Men's Wearhouse, Inc.                               1,200         25,272
Tractor Supply Co.                                      3,375        178,740(a)
Ulta Salon, Cosmetics & Fragrance, Inc.                 3,200         58,112(a)
                                                                   1,304,642

TEXTILES APPAREL & LUXURY GOODS - 1.5%
Columbia Sportswear Co.                                 3,800        148,352
Deckers Outdoor Corp.                                   1,783        181,367(a)
Fossil, Inc.                                            1,500         50,340(a)
Maidenform Brands, Inc.                                 2,500         41,725(a)
Steven Madden Ltd.                                      1,000         41,240(a)
The Timberland Co. (Class A)                            2,200         39,446(a)
True Religion Apparel, Inc.                             1,100         20,339(a)
Wolverine World Wide Inc.                               1,500         40,830
                                                                     563,639

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Applied Industrial Technologies, Inc.                   2,700         59,589

TOTAL COMMON STOCK                                                33,631,098
   (COST $32,544,190)

OTHER INVESTMENTS - 0.0%*
GEI Investment Fund                                                    8,320(k)
   (COST $10,947)
TOTAL INVESTMENTS IN SECURITIES                                   33,639,418
   (COST $32,555,137)

SHORT-TERM INVESTMENTS - 9.0%
GE Money Market Fund Institutional Class
   0.01%                                                           3,287,242(d,p)
   (COST $3,287,242)
TOTAL INVESTMENTS                                                 36,926,660
   (COST $35,842,379)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.5)%                 (189,218)
                                                                 -----------
NET ASSETS  - 100.0%                                             $36,737,442
                                                                 ===========

OTHER INFORMATION

The GE Small Cap Equity Fund had the following long futures contracts open at December 31, 2009 (unaudited)

                                                            CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF   NOTIONAL    APPRECIATION/
DESCRIPTION                          DATE      CONTRACTS     VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index Futures   March 2010       14      $873,460     $ 10,673

$$/BREAK/SECTION=NOTES/ELEMENT=1
/NOPRE/NOPOST/NOFOLIO/$$END

         NOTES TO SCHEDULES OF INVESTMENTS December 31, 2009 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to $3,743,480; $9,969,761; $40,479,523; $2,067,476 and $2,653,598 or 3.26%,
     10.06%, 4.81%, 1.97% and 2.02% of the net assets of the GE Short-Term Government Fund, GE Fixed Income Fund, GE Money Market Fund, GE Government Securities Fund and GE Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2009.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2009 (as a percentage of net assets) as follows:

     FSA     9.76%

     FGIC    5.78%

     AMBAC   5.30%

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Funds - GE Money Market Fund.

(q) Illiquid securities. At December 31, 2009, these securities amounted to $173,737; and $485,940; or 0.13%, and 0.49% of net assets for the GE Total Return Fund and GE Fixed Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest Payments are based.

(s)  Securities in default.

$$/BREAK/$$END

     The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.

*    Less than 0.1%.

**   Amount is less than $ 0.01.

+    Percentages are based on net assets as of December 31, 2009.

Abbreviations:

ADR      American Depository Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depository Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
NVDR     Non-Voting Depository Receipt
TBA      To be announced




SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.




FAIR VALUE DISCLOSURE

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

GE U.S. EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $309,852,313   $    557,631   $     --   $310,409,944
Other Financial Instruments     $    (5,763)   $         --   $     --   $    (5,763)

GE CORE VALUE EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 38,882,312   $      11,537   $     --   $ 38,893,849
Other Financial Instruments     $    (2,572)   $         --    $     --   $    (2,572)

GE SMALL-CAP EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 36,918,340   $      8,320   $     --   $ 36,926,660
Other Financial Instruments     $     10,673   $         --   $     --   $     10,673

GE GLOBAL EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 28,726,516   $ 18,908,751   $     --   $ 47,635,267
Other Financial Instruments     $      6,326   $         --   $     --   $      6,326

GE INTERNATIONAL EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  3,153,205   $ 30,623,113   $     --   $ 33,776,317
Other Financial Instruments     $      5,865   $         --   $     --   $      5,865

GE PREMIER GROWTH EQUITY FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $190,331,744   $     12,293   $     --   $190,344,037
Other Financial Instruments     $    (3,247)   $         --   $     --   $    (3,247)

GE TOTAL RETURN FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $ 71,924,629   $ 57,878,253   $1,258,597 $131,061,479
Other Financial Instruments     $    194,622   $         --   $     --   $    194,622

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                          investments    other financial
                                                         in securities     instruments
                                                         -------------   ---------------

Balance at 9/30/08                                         $ 354,656            $--
   Accrued discounts/premiums                                (18,808)           --
   Realized gain (loss)                                     (155,266)           --
   Change in unrealized appreciation (depreciation)          189,838           --
   Net purchases (sales)                                     959,050           --
   Net transfers in and out of Level 3                      (70,873)           --
                                                           ---------           ---
Balance at 12/31/09                                         $1,258,597         $--
Change in unrealized loss relating to securities still
   held at 12/31/09                                         $16,456,801

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE GOVERNMENT SECURITIES FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  7,528,414   $ 97,565,171   $     --   $105,093,586
Other Financial Instruments     $    (57,176)  $         --   $     --   $    (57,176)

GE SHORT-TERM GOVERNMENT FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  1,806,030   $111,687,758   $1,104,368 $114,598,156
Other Financial Instruments     $         --   $         --   $     --   $         --

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                          investments    other financial
                                                         in securities     instruments
                                                         -------------   ---------------

Balance at 9/30/08                                         $ 368,306           $--
   Accrued discounts/premiums                                 39,522            --
   Realized gain (loss)                                      (48,315)           --
   Change in unrealized appreciation (depreciation)           16,355           --
   Net purchases (sales)                                     728,500            --
   Net transfers in and out of Level 3                            --            --
                                                           ---------           ---
Balance at 12/31/09                                         $1,104,368        $--
Change in unrealized loss relating to securities still
   held at 12/31/09                                         $17,535,259

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE TAX-EXEMPT FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  1,758,288   $ 37,932,801   $     --   $ 39,691,089
Other Financial Instruments     $         --   $         --   $     --   $         --

GE MONEY MARKET FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------
Investments in Securities       $  	  --   $ 858,756,711  $     --   $ 858,756,711
Other Financial Instruments     $         --   $         --   $     --   $         --

GE FIXED INCOME FUND

                                   Level 1        Level 2      Level 3       Total
                                ------------   ------------   --------   ------------

Investments in Securities       $  4,708,891   $ 94,163,172   $2,407,096 $101,279,160
Other Financial Instruments     $    151,218   $         --   $     --   $    151,218

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                          investments    other financial
                                                         in securities     instruments
                                                         -------------   ---------------

Balance at 9/30/08                                         $1,480,143          $--
   Accrued discounts/premiums                                 173,841           --
   Realized gain (loss)                                      (836,159)          --
   Change in unrealized appreciation (depreciation)           611,119          --
   Net purchases (sales)                                    1,130,209          --
   Net transfers in and out of Level 3                       (152,056)          --
                                                           ----------          ---
Balance at 12/31/09                                         $2,407,096          $--
Change in unrealized loss relating to securities still
   held at 12/31/09                                         $28,550,639




Derivatives Disclosure.



The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE U.S. Equity
Equity Contracts	  Receivables, Net    800         (5,763)*
			  Assets - Unrealized
 				  Appreciation

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Fixed Income fund
Interest Rate Contracts	  Receivables, Net    400,000         (656)*
			  Assets - Unrealized
 				  Appreciation


Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Fixed Income fund
Interest Rate Contracts	  payables, Net    (5,700,000)      151,875*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Global Equity
Equity Contracts	  Receivables, Net    10,390           6,326*
			  Assets - Unrealized
			  Appreciation


GE International Equity Fund
Equity Contracts	  Receivables, Net    10,040           5,865*
			  Assets - Unrealized
			  Appreciation

Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Premier Growth Equity
Equity Contracts	  payables, Net    (550)              (3,247)*
			  Assets - Unrealized
			  Appreciation

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Government Securities
Interest Rate Contracts	  Receivables, Net    14,400,000       (63,264)*
			  Assets - Unrealized
			  Appreciation

Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Government Securities
Interest Rate Contracts	  payables, Net    (200,000)            6,088*
			  Assets - Unrealized
			  Appreciation

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Core Value Equity Fund
Equity Contracts	  Receivables, Net    400              (2,572)*
			  Assets - Unrealized
			  Appreciation



GE Small-Cap Value Equity Fund
Equity Contracts	  Receivables, Net    1,400              10,673*
			  Assets - Unrealized
			  Appreciation


GE Total Return Fund
Equity Contracts	  Receivables, Net    10,860           163,936*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  Receivables, Net    200,000           (328)*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Total Return Fund
Equity Contracts	  payables, Net       (150)             899*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  payables, Net  (1,200,000)         (30,115)*
			  Assets - Unrealized
			  Appreciation




* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  March 01, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  March 01, 2010


By:   /S/EUNICE TSANG
      EUNICE TSANG
      Treasurer, GE Funds

Date:  March 01, 2010